NATIONWIDE

PROVIDENT

VLI SEPARATE

ACCOUNT 1

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Provident VLI Separate Account 1:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VLI Separate Account 1 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Assets:
Investments at fair value:

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
725,107 shares (cost $14,557,514)	$22,500,064
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
56,693 shares (cost $891,269)	841,894
Stock Index Fund, Inc. - Initial Shares (DSIF)
242,010 shares (cost $7,035,570)	7,134,443
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
83,247 shares (cost $2,325,385)	2,309,274
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
107,735 shares (cost $3,403,264)	3,524,011
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
126,597 shares (cost $628,262)	668,432
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
40,265 shares (cost $206,643)	208,171
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
145,204 shares (cost $6,734,177)	5,465,493
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
39,039 shares (cost $1,722,944)	1,460,833
Investors Growth Stock Series - Initial Class (MIGIC)
69,032 shares (cost $683,182)	760,048
Value Series - Initial Class (MVFIC)
203,740 shares (cost $2,360,529)	2,583,420
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
36,100 shares (cost $569,738)	541,140
Core Plus Fixed Income Portfolio - Class I (MSVFI)
71,501 shares (cost $713,393)	728,594
Emerging Markets Debt Portfolio - Class I (MSEM)
58,766 shares (cost $475,821)	488,349
U.S. Real Estate Portfolio - Class I (MSVRE)
45,903 shares (cost $478,697)	622,910
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
423,750 shares (cost $5,924,902)	5,932,505
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
24,835 shares (cost $411,295)	428,159
American Funds NVIT Bond Fund - Class II (GVABD2)
35,358 shares (cost $371,543)	404,143
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
56,307 shares (cost $1,059,678)	1,104,735
American Funds NVIT Growth Fund - Class II (GVAGR2)
20,349 shares (cost $957,948)	1,050,232
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
5,340 shares (cost $177,670)	190,652
Federated NVIT High Income Bond Fund - Class I (HIBF)
63,094 shares (cost $429,099)	412,636
Federated NVIT High Income Bond Fund - Class III (HIBF3)
243,454 shares (cost $1,607,836)	1,589,757
NVIT Emerging Markets Fund - Class I (GEM)
117,658 shares (cost $1,239,855)	1,195,402
NVIT Emerging Markets Fund - Class III (GEM3)
298,040 shares (cost $3,083,098)	3,022,124
NVIT International Equity Fund - Class III (GIG3)
10,304 shares (cost $86,472)	82,532
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
39,589 shares (cost $313,993)	315,920
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,474,048 shares (cost $11,436,604)	11,482,834
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
16,736 shares (cost $174,420)	166,356
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
23,854 shares (cost $207,414)	192,979
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
1,468 shares (cost $15,482)	14,654

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
5,184 shares (cost $54,236)	49,297
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
61,204 shares (cost $568,460)	597,350
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
100,553 shares (cost $900,212)	923,074
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
3,024 shares (cost $29,909)	30,690
NVIT Core Bond Fund - Class I (NVCBD1)
27,636 shares (cost $296,236)	300,960
NVIT Core Plus Bond Fund - Class I (NVLCP1)
3,327 shares (cost $37,862)	38,227
NVIT Fund - Class IV (TRF4)
9,406,874 shares (cost $100,112,490)	85,132,208
NVIT Government Bond Fund - Class I (GBF)
43,878 shares (cost $519,861)	523,461
NVIT Government Bond Fund - Class IV (GBF4)
1,610,584 shares (cost $18,891,954)	19,214,267
American Century NVIT Growth Fund - Class IV (CAF4)
1,226,306 shares (cost $13,451,110)	16,873,973
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
506,109 shares (cost $4,746,226)	4,428,453
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
1,465 shares (cost $19,388)	18,786
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
397 shares (cost $5,825)	5,481
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
287,698 shares (cost $2,898,012)	2,934,521
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
4,139,097 shares (cost $36,251,504)	42,756,870
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2,211,129 shares (cost $23,588,036)	22,044,956
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
210,331 shares (cost $2,154,282)	2,185,343
NVIT Mid Cap Index Fund - Class I (MCIF)
196,867 shares (cost $3,214,331)	3,455,014
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
175,507 shares (cost $1,430,520)	1,533,927
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,637,180 shares (cost $20,200,957)	13,654,084
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
1,496,558 shares (cost $20,453,875)	12,526,190
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
385,081 shares (cost $3,513,168)	3,592,808
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
309,025 shares (cost $2,778,857)	2,490,744
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
4,320,861 shares (cost $30,708,097)	44,029,569
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
477,727 shares (cost $4,066,285)	4,743,828
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
126,858 shares (cost $1,668,077)	1,944,728
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
1,649,985 shares (cost $17,662,552)	16,285,353
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
916,374 shares (cost $16,938,288)	15,541,703
NVIT Multi-Sector Bond Fund - Class I (MSBF)
200,049 shares (cost $1,658,732)	1,734,425
NVIT S&P 500 Index Fund - Class IV (GVEX4)
13,274,645 shares (cost $104,788,756)	116,020,397
NVIT Short Term Bond Fund - Class II (NVSTB2)
200,630 shares (cost $2,079,846)	2,068,492
NVIT Large Cap Growth Fund - Class I (NVOLG1)
5,675,920 shares (cost $85,917,708)	83,379,269

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

Templeton NVIT International Value Fund - Class III (NVTIV3)
14,453 shares (cost $182,906)	153,635
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
1,491,477 shares (cost $16,263,454)	14,556,813
NVIT Real Estate Fund - Class I (NVRE1)
368,656 shares (cost $2,672,938)	3,340,024
NVIT Money Market Fund - Class IV (SAM4)
42,281,193 shares (cost $42,281,193)	42,281,193
VPS Growth and Income Portfolio - Class A (ALVGIA)
83,335 shares (cost $1,373,286)	1,504,191
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
168,092 shares (cost $2,316,789)	2,598,700
VP Income & Growth Fund - Class I (ACVIG)
211,679 shares (cost $1,336,578)	1,299,706
VP Inflation Protection Fund - Class II (ACVIP2)
292,276 shares (cost $3,129,755)	3,434,246
VP International Fund - Class I (ACVI)
44,037 shares (cost $315,360)	327,192
VP Mid Cap Value Fund - Class I (ACVMV1)
59,205 shares (cost $761,403)	799,272
VP Ultra(R) Fund - Class I (ACVU1)
4,236 shares (cost $35,602)	40,154
VP Vista(SM) Fund - Class I (ACVVS1)
12 shares (cost $153)	177
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
504,215 shares (cost $4,909,589)	6,136,294
Appreciation Portfolio - Initial Shares (DCAP)
65,282 shares (cost $2,181,238)	2,480,700
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
9,310 shares (cost $264,614)	244,469
Capital Appreciation Fund II - Primary Shares (FVCA2P)
16,167 shares (cost $92,570)	97,325
Quality Bond Fund II - Primary Shares (FQB)
246,168 shares (cost $2,756,839)	2,759,543
Equity-Income Portfolio - Initial Class (FEIP)
4,224,713 shares (cost $93,471,066)	78,959,884
High Income Portfolio - Initial Class (FHIP)
1,630,530 shares (cost $8,750,611)	8,788,556
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2,191,944 shares (cost $30,869,065)	30,248,832
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
93,043 shares (cost $1,601,324)	1,741,758
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
201,942 shares (cost $3,851,013)	3,762,171
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
69,790 shares (cost $709,986)	718,837
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
162,358 shares (cost $1,599,161)	1,656,053
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
130,348 shares (cost $1,267,034)	1,263,070
VIP Fund - Growth Portfolio - Initial Class (FGP)
2,827,200 shares (cost $86,316,135)	104,295,421
VIP Fund - Growth Portfolio - Service Class (FGS)
59,924 shares (cost $1,998,948)	2,205,794
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
790,190 shares (cost $4,304,508)	4,243,323
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
2,708,474 shares (cost $33,822,940)	35,128,911
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
118,054 shares (cost $1,469,112)	1,518,169
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
371,542 shares (cost $10,692,480)	10,748,707
VIP Fund - Overseas Portfolio - Initial Class (FOP)
867,203 shares (cost $15,916,151)	11,819,976
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
1,358,636 shares (cost $24,682,952)	18,477,445

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

VIP Fund - Overseas Portfolio - Service Class (FOS)
3,905 shares (cost $76,935)	53,026
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
156,704 shares (cost $2,604,715)	2,123,334
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
221,723 shares (cost $1,715,895)	1,942,292
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
320,164 shares (cost $5,070,190)	6,406,484
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
325,825 shares (cost $4,616,215)	5,154,555
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
235,768 shares (cost $2,164,663)	2,206,784
Templeton Foreign Securities Fund - Class 1 (TIF)
90,574 shares (cost $1,245,476)	1,157,535
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
137,936 shares (cost $2,457,264)	2,503,538
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
3,902 shares (cost $28,029)	29,614
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
810,956 shares (cost $9,479,577)	8,750,214
International Portfolio - S Class Shares (AMINS)
227 shares (cost $2,188)	1,914
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
10,786 shares (cost $243,536)	297,141
Partners Portfolio - I Class Shares (AMTP)
274,979 shares (cost $2,264,741)	2,747,040
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
38,615 shares (cost $418,274)	468,400
Socially Responsive Portfolio - I Class Shares (AMSRS)
42,055 shares (cost $501,632)	603,483
Global Securities Fund/VA - Class 3 (OVGS3)
277,532 shares (cost $8,233,123)	7,673,766
Global Securities Fund/VA - Non-Service Shares (OVGS)
42,976 shares (cost $1,211,563)	1,180,116
High Income Fund/VA - Class 3 (OVHI3)
178,180 shares (cost $323,964)	342,106
High Income Fund/VA - Non-Service Shares (OVHI)
50,231 shares (cost $101,333)	95,439
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
103,087 shares (cost $2,163,286)	2,134,932
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
64,644 shares (cost $943,486)	1,109,940
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
18,610 shares (cost $213,171)	224,990
Low Duration Portfolio - Administrative Class (PMVLDA)
54,074 shares (cost $563,892)	561,283
Total Return Portfolio - Administrative Class (PMVTRA)
41,754 shares (cost $468,557)	460,132
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
12,916 shares (cost $191,048)	197,617
Putnam VT International Equity Fund - IB Shares (PVTIGB)
7,352 shares (cost $71,949)	69,768
Putnam VT Voyager Fund - IB Shares (PVTVB)
23,079 shares (cost $829,232)	733,001
V.I. Basic Value Fund - Series I (AVBVI)
25,277 shares (cost $131,136)	154,698
V.I. Capital Appreciation Fund - Series I (AVCA)
12,423 shares (cost $266,514)	266,106
V.I. Capital Development Fund - Series I (AVCDI)
96,013 shares (cost $1,260,280)	1,195,357
Health Sciences Portfolio - II (TRHS2)
17,993 shares (cost $305,717)	288,793
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
404,445 shares (cost $4,634,385)	4,736,047

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2011

VIP Trust - Global Bond Fund: Initial Class (VWBF)
266,603 shares (cost $3,027,761)	3,121,924
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
1,042,239 shares (cost $10,606,158)	10,828,860
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
1,027,690 shares (cost $12,579,107)	10,687,971
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
347,120 shares (cost $10,460,051)	10,684,347
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
185,233 shares (cost $5,839,813)	5,695,918
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)
117,296 shares (cost $1,713,792)	1,868,530
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)
160,124 shares (cost $1,137,835)	1,236,157
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
227,819 shares (cost $3,028,148)	3,301,098
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
93,045 shares (cost $1,074,897)	1,156,543
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
32,837 shares (cost $313,963)	299,074
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
50,800 shares (cost $809,277)	1,085,602
Advantage VT Opportunity Fund - Class 2 (SVOF)
25,475 shares (cost $354,780)	442,753
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
13,331 shares (cost $107,592)	102,381

Total Investments	$1,102,492,288

Accounts Receivable-Templeton NVIT International Value Fund - Class III (NVTIV3)	52,435
Accounts Receivable-VP Vista(SM) Fund - Class I (ACVVS1)	58
Accounts Receivable-Total Return Portfolio - Administrative Class (PMVTRA)	274,872
Accounts Payable-NVIT Core Plus Bond Fund - Class I (NVLCP1)	(37,873)
Other Accounts Payable	(251,739)

$1,102,530,041

Contract Owners’ Equity:
Accumulation units	1,102,530,041

Total Contract Owners’ Equity (note 7)	$1,102,530,041

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	AASCO	MLVGA2	DSIF	JABS	JACAS	JAGTS2	JAGTS
Reinvested dividends	$16,905,227	-	18,505	139,971	63,581	10,683	-	-
Mortality and expense risk charges (note 5)	(6,769,578)	(144,157)	(7,178)	(55,434)	(18,820)	(31,846)	(5,723)	(1,544)

Net investment income (loss)	10,135,649	(144,157)	11,327	84,537	44,761	(21,163)	(5,723)	(1,544)

Realized gain (loss) on investments	(817,443)	2,318,834	39,303	(223,230)	110,894	(259,604)	118,863	30,745
Change in unrealized gain (loss) on investments	(49,672,115)	(3,008,347)	(107,498)	172,168	(290,785)	(53,262)	(191,924)	(51,971)

Net gain (loss) on investments	(50,489,558)	(689,513)	(68,195)	(51,062)	(179,891)	(312,866)	(73,061)	(21,226)

Reinvested capital gains	3,259,206	-	19,380	51,709	139,160	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(37,094,703)	(833,670)	(37,488)	85,184	4,030	(334,029)	(78,784)	(22,770)

Investment Activity:	JAIGS2	JAIGS	MIGIC	MVFIC	MVIVSC	MSVFI	MSEM	MSVRE
Reinvested dividends	$27,742	9,324	4,447	41,685	5,834	26,957	17,977	5,581
Mortality and expense risk charges (note 5)	(51,722)	(16,217)	(5,233)	(19,671)	(268)	(5,478)	(3,151)	(4,152)

Net investment income (loss)	(23,980)	(6,893)	(786)	22,014	5,566	21,479	14,826	1,429

Realized gain (loss) on investments	(501,450)	(278,893)	9,615	(110,707)	7,499	(25,439)	35,292	119,242
Change in unrealized gain (loss) on investments	(2,327,792)	(655,048)	(12,727)	52,055	(36,839)	41,873	(21,735)	(77,743)

Net gain (loss) on investments	(2,829,242)	(933,941)	(3,112)	(58,652)	(29,340)	16,434	13,557	41,499

Reinvested capital gains	73,921	24,524	-	11,275	-	-	5,600	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,779,301)	(916,310)	(3,898)	(25,363)	(23,774)	37,913	33,983	42,928

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3
Reinvested dividends	$104,849	4,462	8,575	11,383	3,078	1,925	39,970	138,943
Mortality and expense risk charges (note 5)	(47,608)	(2,613)	(2,790)	(8,974)	(8,680)	(1,480)	(3,117)	(11,589)

Net investment income (loss)	57,241	1,849	5,785	2,409	(5,602)	445	36,853	127,354

Realized gain (loss) on investments	20,889	25,946	5,390	(18,747)	(56,629)	7,980	(2,477)	94,406
Change in unrealized gain (loss) on investments	(114,890)	(24,276)	6,720	(102,735)	2,155	(14,196)	(21,381)	(172,881)

Net gain (loss) on investments	(94,001)	1,670	12,110	(121,482)	(54,474)	(6,216)	(23,858)	(78,475)

Reinvested capital gains	16,333	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(20,427)	3,519	17,895	(119,073)	(60,076)	(5,771)	12,995	48,879

Investment Activity:	GEM	GEM3	GIG3	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1
Reinvested dividends	$10,492	26,136	709	4,138	78,225	1,012	3,883	188
Mortality and expense risk charges (note 5)	(10,044)	(24,882)	(358)	(2,706)	(71,640)	(1,058)	(1,482)	(66)

Net investment income (loss)	448	1,254	351	1,432	6,585	(46)	2,401	122

Realized gain (loss) on investments	(13,428)	(706,111)	(10,588)	39,011	369,331	4,146	48,406	60
Change in unrealized gain (loss) on investments	(374,044)	(200,035)	(3,940)	(67,758)	(2,111,217)	(17,364)	(64,799)	(1,057)

Net gain (loss) on investments	(387,472)	(906,146)	(14,528)	(28,747)	(1,741,886)	(13,218)	(16,393)	(997)

Reinvested capital gains	-	-	-	-	106,324	-	2,744	93

Net increase (decrease) in contract owners’ equity resulting from operations	$(387,024)	(904,892)	(14,177)	(27,315)	(1,628,977)	(13,264)	(11,248)	(782)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF4
Reinvested dividends	$591	276	12,568	24,092	805	8,764	987	1,038,344
Mortality and expense risk charges (note 5)	(562)	(93)	(3,650)	(7,171)	(222)	(1,975)	(277)	(193,511)

Net investment income (loss)	29	183	8,918	16,921	583	6,789	710	844,833

Realized gain (loss) on investments	51,669	1,397	9,075	15,836	207	2,078	(21)	(4,954,670)
Change in unrealized gain (loss) on investments	(47,306)	(1,591)	(35,416)	(89,938)	(1,271)	7,512	1,293	4,587,409

Net gain (loss) on investments	4,363	(194)	(26,341)	(74,102)	(1,064)	9,590	1,272	(367,261)

Reinvested capital gains	317	66	3,065	8,675	180	-	35	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,709	55	(14,358)	(48,506)	(301)	16,379	2,017	477,572

Investment Activity:	GBF	GBF4	CAF4	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$16,045	592,785	106,098	85,139	259	205	43,501	963,389
Mortality and expense risk charges (note 5)	(3,975)	(101,032)	(103,422)	(33,746)	(114)	(75)	(11,568)	(208,505)

Net investment income (loss)	12,070	491,753	2,676	51,393	145	130	31,933	754,884

Realized gain (loss) on investments	588	163,673	874,450	(299,586)	(80)	66	56,261	680,447
Change in unrealized gain (loss) on investments	19,744	640,142	(1,067,622)	43,513	(603)	(992)	(51,864)	(1,665,477)

Net gain (loss) on investments	20,332	803,815	(193,172)	(256,073)	(683)	(926)	4,397	(985,030)

Reinvested capital gains	1,649	58,024	-	-	24	12	5,199	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34,051	1,353,592	(190,496)	(204,680)	(514)	(784)	41,529	(230,146)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	GVDMA	GVDMC	MCIF	NVMIG3	GVDIV3	GVDIV4	NVMLG1	NVMLV1
Reinvested dividends	$486,390	50,743	28,616	22,004	297,397	278,602	277	26,388
Mortality and expense risk charges (note 5)	(172,585)	(15,735)	(26,121)	(11,674)	(87,294)	(75,249)	(27,913)	(19,716)

Net investment income (loss)	313,805	35,008	2,495	10,330	210,103	203,353	(27,636)	6,672

Realized gain (loss) on investments	(1,020,211)	(21,331)	12,405	68,801	(1,745,861)	(529,043)	200,078	(6,309)
Change in unrealized gain (loss) on investments	70,792	15,658	(192,844)	(253,959)	(1,151,542)	(2,291,995)	(235,679)	(308,570)

Net gain (loss) on investments	(949,419)	(5,673)	(180,439)	(185,158)	(2,897,403)	(2,821,038)	(35,601)	(314,879)

Reinvested capital gains	-	-	57,038	-	-	-	-	90,261

Net increase (decrease) in contract owners’ equity resulting from operations	$(635,614)	29,335	(120,906)	(174,828)	(2,687,300)	(2,617,685)	(63,237)	(217,946)

Investment Activity:	NVMMG1	NVMMV2	SCGF	SCVF4	SCF4	MSBF	GVEX4	NVSTB2
Reinvested dividends	$-	41,962	-	78,338	91,863	78,319	2,086,134	30,046
Mortality and expense risk charges (note 5)	(245,829)	(36,799)	(14,874)	(109,078)	(100,586)	(12,589)	(748,174)	(13,031)

Net investment income (loss)	(245,829)	5,163	(14,874)	(30,740)	(8,723)	65,730	1,337,960	17,015

Realized gain (loss) on investments	2,577,810	153,922	(62,118)	(527,365)	(924,147)	(45,963)	1,593,999	2,431
Change in unrealized gain (loss) on investments	(4,480,472)	(332,963)	57,534	(454,656)	(115,685)	66,732	(1,346,361)	(13,059)

Net gain (loss) on investments	(1,902,662)	(179,041)	(4,584)	(982,021)	(1,039,832)	20,769	247,638	(10,628)

Reinvested capital gains	-	21,404	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,148,491)	(152,474)	(19,458)	(1,012,761)	(1,048,555)	86,499	1,585,598	6,387

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVOLG1	NVTIV3	EIF4	NVRE1	SAM4	ALVGIA	ALVSVA	ACVIG
Reinvested dividends	$631,152	4,180	210,032	30,356	31	22,722	14,262	20,718
Mortality and expense risk charges (note 5)	(558,359)	(877)	(92,347)	(24,719)	(255,146)	(11,903)	(19,860)	(9,572)

Net investment income (loss)	72,793	3,303	117,685	5,637	(255,115)	10,819	(5,598)	11,146

Realized gain (loss) on investments	193,752	(930)	(107,742)	215,062	-	(222,657)	124,961	(83,284)
Change in unrealized gain (loss) on investments	(2,878,260)	(22,892)	(418,586)	(39,860)	-	301,601	(378,869)	105,273

Net gain (loss) on investments	(2,684,508)	(23,822)	(526,328)	175,202	-	78,944	(253,908)	21,989

Reinvested capital gains	327,407	184	-	14,207	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,284,308)	(20,335)	(408,643)	195,046	(255,115)	89,763	(259,506)	33,135

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVU1	ACVVS1	DVSCS	DCAP	DSC
Reinvested dividends	$129,065	5,322	11,579	-	-	39,209	42,384	1,015
Mortality and expense risk charges (note 5)	(22,216)	(2,118)	(6,175)	(272)	(1)	(45,811)	(17,788)	(1,730)

Net investment income (loss)	106,849	3,204	5,404	(272)	(1)	(6,602)	24,596	(715)

Realized gain (loss) on investments	33,878	29,150	85,654	5,243	41	(464,869)	(75,084)	16,109
Change in unrealized gain (loss) on investments	154,741	(75,161)	(127,132)	(3,800)	(48)	479,054	257,955	(43,716)

Net gain (loss) on investments	188,619	(46,011)	(41,478)	1,443	(7)	14,185	182,871	(27,607)

Reinvested capital gains	37,133	-	23,513	-	-	15,684	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$332,601	(42,807)	(12,561)	1,171	(8)	23,267	207,467	(28,322)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FVCA2P	FQB	FEIP	FHIP	FAMP	FNRS2	FEIS	FF10S
Reinvested dividends	$753	150,704	2,064,781	610,459	624,709	16,437	94,023	14,631
Mortality and expense risk charges (note 5)	(743)	(19,909)	(474,410)	(48,037)	(172,430)	(13,618)	(27,782)	(4,559)

Net investment income (loss)	10	130,795	1,590,371	562,422	452,279	2,819	66,241	10,072

Realized gain (loss) on investments	5,339	73,919	628,526	(222,932)	693,363	(66,383)	(184,808)	(7,015)
Change in unrealized gain (loss) on investments	(11,797)	(157,053)	(1,793,745)	(9,648)	(2,241,784)	(73,023)	131,782	(12,498)

Net gain (loss) on investments	(6,458)	(83,134)	(1,165,219)	(232,580)	(1,548,421)	(139,406)	(53,026)	(19,513)

Reinvested capital gains	-	-	-	-	152,346	-	-	3,705

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,448)	47,661	425,152	329,842	(943,796)	(136,587)	13,215	(5,736)

Investment Activity:	FF20S	FF30S	FGP	FGS	FHIPR	FIGBP	FIGBS	FMCS
Reinvested dividends	$34,982	26,092	407,683	6,101	306,968	1,136,261	48,126	17,862
Mortality and expense risk charges (note 5)	(12,296)	(9,769)	(628,317)	(17,265)	(32,204)	(222,702)	(10,912)	(89,431)

Net investment income (loss)	22,686	16,323	(220,634)	(11,164)	274,764	913,559	37,214	(71,569)

Realized gain (loss) on investments	(44,654)	(61,109)	1,929,130	32,310	391,611	377,223	6,784	(132,584)
Change in unrealized gain (loss) on investments	(13,255)	295	(2,046,462)	(38,004)	(511,229)	124,587	8,017	(1,287,143)

Net gain (loss) on investments	(57,909)	(60,814)	(117,332)	(5,694)	(119,618)	501,810	14,801	(1,419,727)

Reinvested capital gains	6,332	3,818	394,663	7,970	-	953,740	39,131	20,467

Net increase (decrease) in contract owners’ equity resulting from operations	$(28,891)	(40,673)	56,697	(8,888)	155,146	2,369,109	91,146	(1,470,829)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	FOP	FOPR	FOS	FOSR	FVSS	FTVRDI	FTVSVI	FTVDM3
Reinvested dividends	$195,801	298,079	819	31,626	19,357	105,661	52,050	26,029
Mortality and expense risk charges (note 5)	(81,830)	(121,155)	(519)	(17,469)	(15,740)	(44,379)	(39,793)	(18,535)

Net investment income (loss)	113,971	176,924	300	14,157	3,617	61,282	12,257	7,494

Realized gain (loss) on investments	820,588	(688,428)	(5,597)	(88,027)	3,551	460,941	(295,163)	109,377
Change in unrealized gain (loss) on investments	(3,565,883)	(3,308,252)	(7,295)	(364,106)	(219,724)	(165,596)	33,240	(583,603)

Net gain (loss) on investments	(2,745,295)	(3,996,680)	(12,892)	(452,133)	(216,173)	295,345	(261,923)	(474,226)

Reinvested capital gains	29,933	42,428	140	4,336	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,601,391)	(3,777,328)	(12,452)	(433,640)	(212,556)	356,627	(249,666)	(466,732)

Investment Activity:	TIF	FTVGI3	FTVFA2	AMTB	AMINS	AMCG	AMTP	AMFAS
Reinvested dividends	$26,460	143,374	9	346,862	133	-	-	-
Mortality and expense risk charges (note 5)	(8,652)	(18,473)	(359)	(57,445)	(11)	(2,041)	(19,131)	(3,801)

Net investment income (loss)	17,808	124,901	(350)	289,417	122	(2,041)	(19,131)	(3,801)

Realized gain (loss) on investments	(108,502)	36,648	542	(362,410)	61	9,986	187,828	(22,697)
Change in unrealized gain (loss) on investments	(57,736)	(224,219)	(2,851)	58,015	(447)	(8,855)	(530,192)	21,625

Net gain (loss) on investments	(166,238)	(187,571)	(2,309)	(304,395)	(386)	1,131	(342,364)	(1,072)

Reinvested capital gains	-	16,705	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(148,430)	(45,965)	(2,659)	(14,978)	(264)	(910)	(361,495)	(4,873)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	AMSRS	OVGS3	OVGS	OVHI3	OVHI	OVGI	OVSC	PMVFBA
Reinvested dividends	$2,164	106,518	20,775	30,705	17,193	20,057	8,722	4,416
Mortality and expense risk charges (note 5)	(4,382)	(61,440)	(9,738)	(2,493)	(877)	(16,838)	(9,148)	(1,653)

Net investment income (loss)	(2,218)	45,078	11,037	28,212	16,316	3,219	(426)	2,763

Realized gain (loss) on investments	(14,182)	(111,728)	(73,808)	(40,146)	9,411	(47,580)	(39,188)	7,450
Change in unrealized gain (loss) on investments	(11,958)	(669,652)	(43,979)	2,785	(24,257)	19,654	10,925	5,261

Net gain (loss) on investments	(26,140)	(781,380)	(117,787)	(37,361)	(14,846)	(27,926)	(28,263)	12,711

Reinvested capital gains	-	-	-	-	-	-	-	712

Net increase (decrease) in contract owners’ equity resulting from operations	$(28,358)	(736,302)	(106,750)	(9,149)	1,470	(24,707)	(28,689)	16,186

Investment Activity:	PMVLDA	PMVTRA	PVGIB	PVTIGB	PVTVB	AVBVI	AVCA	AVCDI
Reinvested dividends	$10,087	3,840	2,990	2,783	-	1,521	477	-
Mortality and expense risk charges (note 5)	(4,498)	(349)	(1,555)	(537)	(5,297)	(1,009)	(2,149)	(9,664)

Net investment income (loss)	5,589	3,491	1,435	2,246	(5,297)	512	(1,672)	(9,664)

Realized gain (loss) on investments	8,041	(106)	1,642	3,909	13,376	27,018	(11,644)	(29,054)
Change in unrealized gain (loss) on investments	(10,994)	(8,425)	(13,603)	(20,814)	(185,424)	(32,159)	(12,666)	(64,878)

Net gain (loss) on investments	(2,953)	(8,531)	(11,961)	(16,905)	(172,048)	(5,141)	(24,310)	(93,932)

Reinvested capital gains	-	6,356	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,636	1,316	(10,526)	(14,659)	(177,345)	(4,629)	(25,982)	(103,596)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	TRHS2	VWBFR	VWBF	VWEMR	VWEM	VWHAR	VWHA	VVEI
Reinvested dividends	$-	358,175	267,344	144,461	154,313	158,152	88,392	42,192
Mortality and expense risk charges (note 5)	(1,261)	(21,009)	(18,182)	(71,705)	(71,951)	(64,780)	(41,636)	(17,226)

Net investment income (loss)	(1,261)	337,166	249,162	72,756	82,362	93,372	46,756	24,966

Realized gain (loss) on investments	5,364	(4,341)	21,648	(285,739)	(1,108,009)	(70,152)	259,419	(76,502)
Change in unrealized gain (loss) on investments	(16,605)	(94,592)	(93,464)	(3,616,807)	(2,893,798)	(2,407,123)	(1,551,175)	215,623

Net gain (loss) on investments	(11,241)	(98,933)	(71,816)	(3,902,546)	(4,001,807)	(2,477,275)	(1,291,756)	139,121

Reinvested capital gains	-	91,314	68,157	-	-	170,145	94,646	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,502)	329,547	245,503	(3,829,790)	(3,919,445)	(2,213,758)	(1,150,354)	164,087

Investment Activity:	VVHYB	VVMCI	VVHGB	WRASP	SVDF	SVOF	WFVSCG	NVAGF3
Reinvested dividends	$92,387	34,659	38,999	4,927	-	712	-	4,103
Mortality and expense risk charges (note 5)	(12,058)	(32,605)	(11,107)	(3,141)	(7,118)	(3,147)	(765)	(322)

Net investment income (loss)	80,329	2,054	27,892	1,786	(7,118)	(2,435)	(765)	3,781

Realized gain (loss) on investments	(22,764)	(120,676)	16,642	37,090	50,117	83,314	3,882	(20,362)
Change in unrealized gain (loss) on investments	14,057	32,131	21,075	(53,731)	(51,738)	(107,486)	(11,623)	13,140

Net gain (loss) on investments	(8,707)	(88,545)	37,717	(16,641)	(1,621)	(24,172)	(7,741)	(7,222)

Reinvested capital gains	-	-	10,592	-	-	-	-	5,599

Net increase (decrease) in contract owners’ equity resulting from operations	$71,622	(86,491)	76,201	(14,855)	(8,739)	(26,607)	(8,506)	2,158

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	NVAGF6
Reinvested dividends	$14,122
Mortality and expense risk charges (note 5)	(501)

Net investment income (loss)	13,621

Realized gain (loss) on investments	(43,524)
Change in unrealized gain (loss) on investments	17,533

Net gain (loss) on investments	(25,991)

Reinvested capital gains	20,831

Net increase (decrease) in contract owners’ equity resulting from operations	$8,461

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		AASCO		MLVGA2		DSIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$10,135,649	7,975,896	(144,157)	(151,655)	11,327	5,152	84,537	78,775
Realized gain (loss) on investments	(817,443)	(42,683,430)	2,318,834	2,438,067	39,303	13,237	(223,230)	(206,534)
Change in unrealized gain (loss) on investments	(49,672,115)	202,622,483	(3,008,347)	3,134,203	(107,498)	44,375	172,168	1,089,982
Reinvested capital gains	3,259,206	4,117,552	-	-	19,380	4,947	51,709	-

Net increase (decrease) in contract owners’ equity resulting from operations	(37,094,703)	172,032,501	(833,670)	5,420,615	(37,488)	67,711	85,184	962,223

Equity transactions:
Purchase payments received from contract owners	136,470,718	266,285,262	1,910,504	1,999,836	355,105	846,088	1,155,021	1,275,614
Transfers between funds (note 5)	(994,812)	(1,315,787)	(26,274)	(52,070)	-	(11)	138	(22)
Surrenders and Death Benefits (notes 3 and note 5)	(179,877,071)	(309,584,057)	(2,990,204)	(3,611,253)	(356,849)	(351,978)	(1,262,440)	(908,350)
Net policy repayments (loans) (note 4)	4,136,129	(55,313)	45,410	(39,766)	(2,041)	(2,182)	(97,639)	(28,126)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(97,036,008)	(100,127,047)	(1,831,600)	(1,849,793)	(87,215)	(40,204)	(550,517)	(574,162)
Adjustments to maintain reserves	522,226	(715,063)	(116,322)	16,253	(66)	30,444	(85)	(19,158)

Net equity transactions	(136,778,818)	(145,512,005)	(3,008,486)	(3,536,793)	(91,066)	482,157	(755,522)	(254,204)

Net change in contract owners’ equity	(173,873,521)	26,520,496	(3,842,156)	1,883,822	(128,554)	549,868	(670,338)	708,019
Contract owners’ equity beginning of period	1,276,403,562	1,249,883,066	26,343,396	24,459,574	970,493	420,625	7,804,777	7,096,758

Contract owners’ equity end of period	$1,102,530,041	1,276,403,562	22,501,240	26,343,396	841,939	970,493	7,134,439	7,804,777

CHANGES IN UNITS:
Beginning units	4,975,815	5,258,938	127,524	149,187	7,341	3,470	48,256	50,267
Units purchased	721,669	1,564,446	11,427	14,623	2,713	7,220	8,044	9,273
Units redeemed	(1,254,829)	(1,847,569)	(26,239)	(36,286)	(3,396)	(3,349)	(11,704)	(11,284)

Ending units	4,442,655	4,975,815	112,712	127,524	6,658	7,341	44,596	48,256

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JABS		JACAS		JAGTS2		JAGTS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$44,761	51,357	(21,163)	(21,861)	(5,723)	(5,063)	(1,544)	(1,317)
Realized gain (loss) on investments	110,894	15,964	(259,604)	(119,783)	118,863	(10,912)	30,745	847
Change in unrealized gain (loss) on investments	(290,785)	134,599	(53,262)	400,990	(191,924)	187,210	(51,971)	43,229
Reinvested capital gains	139,160	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,030	201,920	(334,029)	259,346	(78,784)	171,235	(22,770)	42,759

Equity transactions:
Purchase payments received from contract owners	376,395	1,218,978	424,717	983,909	256,779	247,531	88,568	95,360
Transfers between funds (note 5)	29	-	154	10	-	-	21	-
Surrenders and Death Benefits (notes 3 and note 5)	(691,186)	(969,402)	(1,058,947)	(469,349)	(274,558)	(194,400)	(94,650)	(23,945)
Net policy repayments (loans) (note 4)	(33,982)	(17,202)	(38,830)	(18,678)	(3,755)	(43,932)	(9,993)	(4,445)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(187,105)	(177,929)	(311,277)	(294,366)	(55,926)	(44,382)	(15,873)	(13,923)
Adjustments to maintain reserves	(245)	38,451	492	19,491	37	31,013	(277)	(2,260)

Net equity transactions	(536,094)	92,896	(983,691)	221,017	(77,423)	(4,170)	(32,204)	50,787

Net change in contract owners’ equity	(532,064)	294,816	(1,317,720)	480,363	(156,207)	167,065	(54,974)	93,546
Contract owners’ equity beginning of period	2,840,838	2,546,022	4,842,599	4,362,236	824,618	657,553	263,500	169,954

Contract owners’ equity end of period	$2,308,774	2,840,838	3,524,879	4,842,599	668,411	824,618	208,526	263,500

CHANGES IN UNITS:
Beginning units	11,918	12,140	25,408	24,248	5,088	5,013	845	797
Units purchased	1,615	5,883	2,827	5,970	1,734	2,320	104	212
Units redeemed	(4,967)	(6,105)	(8,631)	(4,810)	(2,268)	(2,245)	(262)	(164)

Ending units	8,566	11,918	19,604	25,408	4,554	5,088	687	845

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	JAIGS2		JAIGS		MIGIC		MVFIC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(23,980)	(13,475)	(6,893)	(2,364)	(786)	(1,538)	22,014	23,080
Realized gain (loss) on investments	(501,450)	(148,547)	(278,893)	(103,858)	9,615	(5,357)	(110,707)	(220,962)
Change in unrealized gain (loss) on investments	(2,327,792)	2,146,425	(655,048)	681,471	(12,727)	82,694	52,055	502,793
Reinvested capital gains	73,921	-	24,524	-	-	-	11,275	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,779,301)	1,984,403	(916,310)	575,249	(3,898)	75,799	(25,363)	304,911

Equity transactions:
Purchase payments received from contract owners	984,205	2,105,666	383,000	696,370	181,907	180,309	464,243	752,306
Transfers between funds (note 5)	(8)	(2)	7	(4)	(1)	-	82	(3)
Surrenders and Death Benefits (notes 3 and note 5)	(1,529,426)	(2,111,763)	(957,867)	(462,465)	(119,365)	(154,278)	(577,971)	(847,662)
Net policy repayments (loans) (note 4)	(8,785)	(42,388)	(30,988)	(73,404)	(10,287)	30,830	(16,656)	(5,323)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(488,523)	(520,363)	(142,272)	(147,857)	(74,587)	(63,641)	(206,367)	(227,327)
Adjustments to maintain reserves	(733)	3,480	(1,293)	(107,108)	(328)	(5,624)	(1,224)	56,191

Net equity transactions	(1,043,270)	(565,370)	(749,413)	(94,468)	(22,661)	(12,404)	(337,893)	(271,818)

Net change in contract owners’ equity	(3,822,571)	1,419,033	(1,665,723)	480,781	(26,559)	63,395	(363,256)	33,093
Contract owners’ equity beginning of period	9,288,177	7,869,144	3,125,971	2,645,190	786,900	723,505	2,946,229	2,913,136

Contract owners’ equity end of period	$5,465,606	9,288,177	1,460,248	3,125,971	760,341	786,900	2,582,973	2,946,229

CHANGES IN UNITS:
Beginning units	31,882	33,537	4,134	3,810	3,983	4,471	14,394	15,134
Units purchased	4,597	8,785	343	1,164	1,428	1,107	2,142	4,735
Units redeemed	(8,560)	(10,440)	(1,826)	(840)	(1,597)	(1,595)	(3,828)	(5,475)

Ending units	27,919	31,882	2,651	4,134	3,814	3,983	12,708	14,394

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MVIVSC		MSVFI		MSEM		MSVRE
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$5,566	(97)	21,479	37,888	14,826	12,355	1,429	8,874
Realized gain (loss) on investments	7,499	1,106	(25,439)	(25,297)	35,292	33,556	119,242	70,636
Change in unrealized gain (loss) on investments	(36,839)	8,241	41,873	33,903	(21,735)	(13,750)	(77,743)	69,224
Reinvested capital gains	-	-	-	-	5,600	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(23,774)	9,250	37,913	46,494	33,983	32,161	42,928	148,734

Equity transactions:
Purchase payments received from contract owners	20,256	38,703	127,010	195,750	251,485	179,233	97,484	216,534
Transfers between funds (note 5)	515,293	43,216	13	-	3	-	52	(1)
Surrenders and Death Benefits (notes 3 and note 5)	(34,646)	(7,931)	(137,725)	(112,356)	(174,065)	(143,429)	(177,733)	(145,731)
Net policy repayments (loans) (note 4)	(5,708)	86	(11,238)	(12,573)	-	(11,464)	(1,942)	425
Redemptions to pay cost of insurance charges and administration charges (note 5)	(12,365)	(968)	(91,260)	(85,226)	(37,714)	(26,298)	(52,030)	(45,455)
Adjustments to maintain reserves	(660)	126	72	(9,643)	(1,741)	144	815	26,338

Net equity transactions	482,170	73,232	(113,128)	(24,048)	37,968	(1,814)	(133,354)	52,110

Net change in contract owners’ equity	458,396	82,482	(75,215)	22,446	71,951	30,347	(90,426)	200,844
Contract owners’ equity beginning of period	82,482	-	803,778	781,332	415,297	384,950	714,297	513,453

Contract owners’ equity end of period	$540,878	82,482	728,563	803,778	487,248	415,297	623,871	714,297

CHANGES IN UNITS:
Beginning units	368	-	5,985	5,802	914	909	577	529
Units purchased	609	453	1,031	1,674	158	209	104	233
Units redeemed	(113)	(85)	(1,538)	(1,491)	(215)	(204)	(175)	(185)

Ending units	864	368	5,478	5,985	857	914	506	577

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVAMV1		GVAAA2		GVABD2		GVAGG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$57,241	8,608	1,849	1,320	5,785	4,433	2,409	480
Realized gain (loss) on investments	20,889	2,578	25,946	(9,897)	5,390	(3,588)	(18,747)	(38,749)
Change in unrealized gain (loss) on investments	(114,890)	122,393	(24,276)	34,504	6,720	15,759	(102,735)	156,967
Reinvested capital gains	16,333	16,194	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(20,427)	149,773	3,519	25,927	17,895	16,604	(119,073)	118,698

Equity transactions:
Purchase payments received from contract owners	505,715	7,548,476	258,929	105,155	69,807	154,131	197,861	310,153
Transfers between funds (note 5)	146	-	-	-	2	-	4	-
Surrenders and Death Benefits (notes 3 and note 5)	(1,794,659)	(38,360)	(69,710)	(62,075)	(30,470)	(86,754)	(140,673)	(85,927)
Net policy repayments (loans) (note 4)	29,285	3,013	776	(1,503)	(195)	(1,968)	1,297	(2,770)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(435,535)	(28,758)	(39,782)	(24,164)	(23,839)	(50,035)	(84,657)	(85,309)
Adjustments to maintain reserves	(1,152)	526	(39)	(7,708)	(46)	(948)	(15)	2,611

Net equity transactions	(1,696,200)	7,484,897	150,174	9,705	15,259	14,426	(26,183)	138,758

Net change in contract owners’ equity	(1,716,627)	7,634,670	153,693	35,632	33,154	31,030	(145,256)	257,456
Contract owners’ equity beginning of period	7,648,927	14,257	274,470	238,838	370,947	339,917	1,250,075	992,619

Contract owners’ equity end of period	$5,932,300	7,648,927	428,163	274,470	404,101	370,947	1,104,819	1,250,075

CHANGES IN UNITS:
Beginning units	49,756	114	2,613	2,528	3,304	3,185	10,796	9,470
Units purchased	4,143	50,107	2,483	1,236	627	1,401	1,829	3,087
Units redeemed	(14,481)	(465)	(1,027)	(1,151)	(501)	(1,282)	(2,025)	(1,761)

Ending units	39,418	49,756	4,069	2,613	3,430	3,304	10,600	10,796

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVAGR2		GVAGI2		HIBF		HIBF3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(5,602)	(6,068)	445	674	36,853	43,133	127,354	135,148
Realized gain (loss) on investments	(56,629)	(89,410)	7,980	(13,250)	(2,477)	107,808	94,406	(54,215)
Change in unrealized gain (loss) on investments	2,155	261,222	(14,196)	34,264	(21,381)	(80,948)	(172,881)	115,639
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(60,076)	165,744	(5,771)	21,688	12,995	69,993	48,879	196,572

Equity transactions:
Purchase payments received from contract owners	201,083	186,056	32,144	79,419	89,623	383,524	362,138	479,412
Transfers between funds (note 5)	5	-	5	-	(10)	(1)	-	-
Surrenders and Death Benefits (notes 3 and note 5)	(197,195)	(155,271)	(17,182)	(99,790)	(78,172)	(852,070)	(340,654)	(619,258)
Net policy repayments (loans) (note 4)	1,825	1,386	4	(1)	(41,300)	(583)	(14,136)	(18,799)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(51,111)	(46,474)	(11,442)	(13,811)	(49,109)	(39,336)	(103,754)	(119,555)
Adjustments to maintain reserves	(72)	(19,060)	(39)	(890)	130	69,400	64	1,759

Net equity transactions	(45,465)	(33,363)	3,490	(35,073)	(78,838)	(439,066)	(96,342)	(276,441)

Net change in contract owners’ equity	(105,541)	132,381	(2,281)	(13,385)	(65,843)	(369,073)	(47,463)	(79,869)
Contract owners’ equity beginning of period	1,155,814	1,023,433	192,953	206,338	478,346	847,419	1,637,352	1,717,221

Contract owners’ equity end of period	$1,050,273	1,155,814	190,672	192,953	412,503	478,346	1,589,889	1,637,352

CHANGES IN UNITS:
Beginning units	11,279	11,716	2,232	2,629	1,509	2,426	11,917	14,045
Units purchased	2,051	2,131	375	998	80	307	2,746	3,871
Units redeemed	(2,496)	(2,568)	(334)	(1,395)	(405)	(1,224)	(3,440)	(5,999)

Ending units	10,834	11,279	2,273	2,232	1,184	1,509	11,223	11,917

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368
		GEM		GEM3		GIG3		NVIE6
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)		$448	(8,476)	1,254	(26,293)	351	-	1,432	193
Realized gain (loss) on investments		(13,428)	(325,930)	(706,111)	(661,198)	(10,588)	-	39,011	20,251
Change in unrealized gain (loss) on investments		(374,044)	555,207	(200,035)	1,333,611	(3,940)	-	(67,758)	19,507
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		(387,024)	220,801	(904,892)	646,120	(14,177)	-	(27,315)	39,951

Equity transactions:
Purchase payments received from contract owners		149,253	550,793	472,114	669,140	44,480	-	118,332	142,721
Transfers between funds (note 5)		19	(1)	(267,774)	325,240	-	-	7	-
Surrenders and Death Benefits (notes 3 and note 5)		(408,728)	(290,318)	(731,708)	(888,881)	55,118	-	(179,895)	(186,755)
Net policy repayments (loans) (note 4)		(8,991)	(22,116)	15,604	(3,388)	(57)	-	2,142	(12,067)
Redemptions to pay cost of insurance charges and administration charges (note 5)		(78,909)	(71,762)	(283,857)	(320,158)	(2,810)	-	(31,318)	(41,006)
Adjustments to maintain reserves		(946)	(6,175)	3,152	40,877	(3,263)	-	(29)	(10,968)

Net equity transactions		(348,302)	160,421	(792,469)	(177,170)	93,468	-	(90,761)	(108,075)

Net change in contract owners’ equity		(735,326)	381,222	(1,697,361)	468,950	79,291	-	(118,076)	(68,124)
Contract owners’ equity beginning of period		1,931,694	1,550,472	4,718,938	4,249,988	-	-	433,977	502,101

Contract owners’ equity end of period		$1,196,368	1,931,694	3,021,577	4,718,938	79,291	-	315,901	433,977

CHANGES IN UNITS:
Beginning units		2,239	1,819	18,214	19,865	-	-	5,491	7,127
Units purchased		83	769	3,038	4,494	1,747	-	1,806	1,861
Units redeemed		(350)	(349)	(5,440)	(6,145)	(805)	-	(2,828)	(3,497)

Ending units		1,972	2,239	15,812	18,214	942	-	4,469	5,491

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368
		NVNMO1		NVNSR2		NVCRA1		NVCRB1
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)		$6,585	(58,162)	(46)	77	2,401	(1,142)	122	34
Realized gain (loss) on investments		369,331	391,507	4,146	504	48,406	21,915	60	615
Change in unrealized gain (loss) on investments		(2,111,217)	452,979	(17,364)	6,214	(64,799)	884	(1,057)	(49)
Reinvested capital gains		106,324	1,264,317	-	-	2,744	24,592	93	-

Net increase (decrease) in contract owners’ equity resulting from operations		(1,628,977)	2,050,641	(13,264)	6,795	(11,248)	46,249	(782)	600

Equity transactions:
Purchase payments received from contract owners		1,040,078	1,129,988	161,228	27,849	14,006	86,732	13,486	1,184
Transfers between funds (note 5)		(107,017)	(905,290)	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and note 5)		(2,135,836)	(2,129,277)	(23,240)	-	(152,217)	(28,055)	(201)	(5,273)
Net policy repayments (loans) (note 4)		106,355	(37,428)	(409)	2	21,085	(19,987)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)		(1,177,409)	(1,226,756)	(8,461)	(1,924)	(26,620)	(32,387)	(872)	(1,152)
Adjustments to maintain reserves		1,801	50,622	1,703	(1,714)	(12)	(264)	15	(21)

Net equity transactions		(2,272,028)	(3,118,141)	130,821	24,213	(143,758)	6,039	12,428	(5,262)

Net change in contract owners’ equity		(3,901,005)	(1,067,500)	117,557	31,008	(155,006)	52,288	11,646	(4,662)
Contract owners’ equity beginning of period		15,384,728	16,452,228	48,803	17,795	347,960	295,672	3,012	7,674

Contract owners’ equity end of period		$11,483,723	15,384,728	166,360	48,803	192,954	347,960	14,658	3,012

CHANGES IN UNITS:
Beginning units		138,039	162,175	496	222	3,721	3,609	29	81
Units purchased		13,482	14,877	1,587	297	1,008	1,479	125	13
Units redeemed		(36,450)	(39,013)	(321)	(23)	(2,513)	(1,367)	(10)	(65)

Ending units		115,071	138,039	1,762	496	2,216	3,721	144	29

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368	11,196,368
		NVCCA1		NVCCN1		NVCMD1		NVCMA1
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)		$29	128	183	69	8,918	767	16,921	(221)
Realized gain (loss) on investments		51,669	1,420	1,397	81	9,075	9,808	15,836	5,460
Change in unrealized gain (loss) on investments		(47,306)	34,626	(1,591)	418	(35,416)	35,340	(89,938)	102,456
Reinvested capital gains		317	16	66	194	3,065	-	8,675	-

Net increase (decrease) in contract owners’ equity resulting from operations		4,709	36,190	55	762	(14,358)	45,915	(48,506)	107,695

Equity transactions:
Purchase payments received from contract owners		53,780	51,372	-	414	162,083	154,985	152,155	308,709
Transfers between funds (note 5)		-	-	-	-	-	-	-	(4)
Surrenders and Death Benefits (notes 3 and note 5)		(350,154)	(12,248)	(12,622)	-	-	(18,650)	(52,253)	-
Net policy repayments (loans) (note 4)		-	-	-	-	9	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)		(11,746)	(5,804)	(514)	(610)	(44,266)	(38,207)	(66,288)	(47,534)
Adjustments to maintain reserves		(17)	-	(39)	82	(36)	125	15	1,295

Net equity transactions		(308,137)	33,320	(13,175)	(114)	117,790	98,253	33,629	262,466

Net change in contract owners’ equity		(303,428)	69,510	(13,120)	648	103,432	144,168	(14,877)	370,161
Contract owners’ equity beginning of period		352,758	283,248	13,120	12,472	493,922	349,754	938,030	567,869

Contract owners’ equity end of period		$49,330	352,758	-	13,120	597,354	493,922	923,153	938,030

CHANGES IN UNITS:
Beginning units		3,546	3,178	121	122	4,860	3,806	9,650	6,581
Units purchased		519	572	-	5	1,645	1,653	1,576	3,608
Units redeemed		(3,548)	(204)	(121)	(6)	(447)	(599)	(1,199)	(539)

Ending units		517	3,546	-	121	6,058	4,860	10,027	9,650

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVCMC1		NVCBD1		NVLCP1		TRF4
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$583	115	6,789	6,495	710	963	844,833	555,879
Realized gain (loss) on investments	207	246	2,078	11,893	(21)	4,509	(4,954,670)	(7,012,074)
Change in unrealized gain (loss) on investments	(1,271)	1,836	7,512	(5,367)	1,293	(3,045)	4,587,409	17,497,077
Reinvested capital gains	180	47	-	3,014	35	1,017	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(301)	2,244	16,379	16,035	2,017	3,444	477,572	11,040,882

Equity transactions:
Purchase payments received from contract owners	4,598	25,534	66,740	309,024	3,373	66,626	5,716,673	6,223,977
Transfers between funds (note 5)	-	-	-	-	-	-	(645,320)	(1,413,388)
Surrenders and Death Benefits (notes 3 and note 5)	-	1	(57,881)	(172,311)	(2,346)	(50,950)	(10,596,215)	(11,816,514)
Net policy repayments (loans) (note 4)	3	-	2,175	(2,828)	-	-	2,526,695	2,894,493
Redemptions to pay cost of insurance charges and administration charges (note 5)	(2,408)	(2,425)	(27,077)	(28,059)	(3,228)	(5,931)	(6,067,223)	(6,081,708)
Adjustments to maintain reserves	7	62	62	75	35,748	2,142	492,718	(93,947)

Net equity transactions	2,200	23,172	(15,981)	105,901	33,547	11,887	(8,572,672)	(10,287,087)

Net change in contract owners’ equity	1,899	25,416	398	121,936	35,564	15,331	(8,095,100)	753,795
Contract owners’ equity beginning of period	28,822	3,406	300,608	178,672	40,536	25,205	93,411,273	92,657,478

Contract owners’ equity end of period	$30,721	28,822	301,006	300,608	76,100	40,536	85,316,173	93,411,273

CHANGES IN UNITS:
Beginning units	273	35	2,643	1,671	329	220	106,143	120,329
Units purchased	46	262	600	2,767	313	776	12,591	15,682
Units redeemed	(25)	(24)	(743)	(1,795)	(57)	(667)	(25,815)	(29,868)

Ending units	294	273	2,500	2,643	585	329	92,919	106,143

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GBF		GBF4		CAF4		GVIDA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$12,070	11,650	491,753	550,815	2,676	(589)	51,393	40,658
Realized gain (loss) on investments	588	2,899	163,673	171,824	874,450	748,830	(299,586)	(499,174)
Change in unrealized gain (loss) on investments	19,744	(13,108)	640,142	(560,890)	(1,067,622)	2,312,769	43,513	1,060,869
Reinvested capital gains	1,649	19,538	58,024	832,303	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,051	20,979	1,353,592	994,052	(190,496)	3,061,010	(204,680)	602,353

Equity transactions:
Purchase payments received from contract owners	152,909	120,460	2,215,998	2,750,831	1,896,021	1,627,018	518,085	663,462
Transfers between funds (note 5)	(18)	(1)	121,811	(25,803)	31,648	(48,960)	(1)	(17)
Surrenders and Death Benefits (notes 3 and note 5)	(135,878)	(63,706)	(5,513,181)	(3,896,029)	(2,337,315)	(2,557,541)	(372,886)	(562,231)
Net policy repayments (loans) (note 4)	(4)	(845)	206,437	167,542	84,079	(59,702)	4,398	(35,125)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(61,315)	(66,325)	(1,581,494)	(1,706,953)	(1,470,086)	(1,504,520)	(348,770)	(451,634)
Adjustments to maintain reserves	(1)	9,321	47,899	(45,480)	(61,825)	(10,427)	582	3,546

Net equity transactions	(44,307)	(1,096)	(4,502,530)	(2,755,892)	(1,857,478)	(2,554,132)	(198,592)	(381,999)

Net change in contract owners’ equity	(10,256)	19,883	(3,148,938)	(1,761,840)	(2,047,974)	506,878	(403,272)	220,354
Contract owners’ equity beginning of period	533,778	513,895	22,409,933	24,171,773	18,922,510	18,415,632	4,832,410	4,612,056

Contract owners’ equity end of period	$523,522	533,778	19,260,995	22,409,933	16,874,536	18,922,510	4,429,138	4,832,410

CHANGES IN UNITS:
Beginning units	4,003	4,008	52,763	59,941	122,486	140,849	28,338	30,827
Units purchased	1,198	1,129	7,958	9,726	15,056	15,593	3,538	4,533
Units redeemed	(1,513)	(1,134)	(20,876)	(16,904)	(28,581)	(33,956)	(4,645)	(7,022)

Ending units	3,688	4,003	39,845	52,763	108,961	122,486	27,231	28,338

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$145	-	130	21	31,933	22,238	754,884	637,807
Realized gain (loss) on investments	(80)	-	66	6	56,261	68,983	680,447	(1,662,381)
Change in unrealized gain (loss) on investments	(603)	-	(992)	653	(51,864)	(12,488)	(1,665,477)	5,397,352
Reinvested capital gains	24	-	12	10	5,199	3,636	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(514)	-	(784)	690	41,529	82,369	(230,146)	4,372,778

Equity transactions:
Purchase payments received from contract owners	22,236	-	5,288	7,169	1,810,736	827,923	4,408,527	5,385,602
Transfers between funds (note 5)	-	-	-	-	-	-	32,012	701,163
Surrenders and Death Benefits (notes 3 and note 5)	-	-	(6,697)	-	(288,215)	(376,377)	(4,504,807)	(5,413,600)
Net policy repayments (loans) (note 4)	-	-	-	-	(5,795)	56,966	994,419	(209,110)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(2,935)	-	(1,068)	(157)	(260,407)	(244,202)	(3,721,746)	(3,620,481)
Adjustments to maintain reserves	47	-	(73)	(18)	671	(1,104)	(30,414)	99,251

Net equity transactions	19,348	-	(2,550)	6,994	1,256,990	263,206	(2,822,009)	(3,057,175)

Net change in contract owners’ equity	18,834	-	(3,334)	7,684	1,298,519	345,575	(3,052,155)	1,315,603
Contract owners’ equity beginning of period	-	-	8,777	1,093	1,636,040	1,290,465	45,817,656	44,502,053

Contract owners’ equity end of period	$18,834	-	5,443	8,777	2,934,559	1,636,040	42,765,501	45,817,656

CHANGES IN UNITS:
Beginning units	-	-	65	9	12,238	10,112	185,044	199,162
Units purchased	172	-	38	57	14,498	7,151	26,965	37,332
Units redeemed	(23)	-	(62)	(1)	(5,207)	(5,025)	(36,810)	(51,450)

Ending units	149	-	41	65	21,529	12,238	175,199	185,044

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVDMA		GVDMC		MCIF		NVMIG3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$313,805	279,330	35,008	25,166	2,495	17,474	10,330	1,022
Realized gain (loss) on investments	(1,020,211)	(1,262,392)	(21,331)	(21,798)	12,405	(77,096)	68,801	53,903
Change in unrealized gain (loss) on investments	70,792	3,763,692	15,658	149,136	(192,844)	817,995	(253,959)	156,839
Reinvested capital gains	-	-	-	-	57,038	3,631	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(635,614)	2,780,630	29,335	152,504	(120,906)	762,004	(174,828)	211,764

Equity transactions:
Purchase payments received from contract owners	2,830,196	3,671,891	243,226	567,665	874,678	552,235	279,635	329,928
Transfers between funds (note 5)	251	18	-	-	474	(6)	101	(18)
Surrenders and Death Benefits (notes 3 and note 5)	(2,868,890)	(3,740,861)	(104,418)	(47,735)	(583,799)	(733,902)	(200,724)	(313,718)
Net policy repayments (loans) (note 4)	(168,465)	(378,572)	(9,430)	(7,387)	(31,203)	(6,112)	(15,639)	(19,740)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(1,990,897)	(2,162,292)	(147,478)	(143,126)	(226,064)	(219,730)	(145,292)	(149,237)
Adjustments to maintain reserves	(487)	110,204	(777)	(549)	(786)	(18,807)	45	2,350

Net equity transactions	(2,198,292)	(2,499,612)	(18,877)	368,868	33,300	(426,322)	(81,874)	(150,435)

Net change in contract owners’ equity	(2,833,906)	281,018	10,458	521,372	(87,606)	335,682	(256,702)	61,329
Contract owners’ equity beginning of period	24,880,243	24,599,225	2,174,740	1,653,368	3,542,110	3,206,428	1,790,751	1,729,422

Contract owners’ equity end of period	$22,046,337	24,880,243	2,185,198	2,174,740	3,454,504	3,542,110	1,534,049	1,790,751

CHANGES IN UNITS:
Beginning units	146,811	163,399	13,771	11,111	15,092	16,859	19,096	20,886
Units purchased	17,967	25,694	1,608	4,108	3,675	2,848	3,320	4,274
Units redeemed	(31,177)	(42,282)	(1,561)	(1,448)	(3,309)	(4,615)	(4,237)	(6,064)

Ending units	133,601	146,811	13,818	13,771	15,458	15,092	18,179	19,096

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVDIV3		GVDIV4		NVMLG1		NVMLV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$210,103	273,501	203,353	289,089	(27,636)	(19,330)	6,672	(5,138)
Realized gain (loss) on investments	(1,745,861)	(2,111,772)	(529,043)	(201,574)	200,078	213,513	(6,309)	181,070
Change in unrealized gain (loss) on investments	(1,151,542)	2,705,522	(2,291,995)	767,139	(235,679)	144,784	(308,570)	(105,088)
Reinvested capital gains	-	-	-	-	-	197,422	90,261	74,832

Net increase (decrease) in contract owners’ equity resulting from operations	(2,687,300)	867,251	(2,617,685)	854,654	(63,237)	536,389	(217,946)	145,676

Equity transactions:
Purchase payments received from contract owners	1,926,866	2,535,624	325,945	251,420	533,612	2,985,360	345,510	2,130,002
Transfers between funds (note 5)	(86,592)	(525,404)	(101,002)	(74,396)	7	(55)	(43)	(2)
Surrenders and Death Benefits (notes 3 and note 5)	(1,876,435)	(2,149,386)	(2,026,072)	(2,692,743)	(589,470)	(587,041)	(493,250)	(504,673)
Net policy repayments (loans) (note 4)	105,585	66,400	112,244	15,250	(1,598)	(4,117)	(3,791)	(14,735)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(1,126,581)	(1,136,365)	(1,221,862)	(1,337,746)	(309,387)	(271,775)	(227,334)	(201,967)
Adjustments to maintain reserves	(2,866)	20,384	(55,177)	(29,374)	(42,781)	(119,724)	25,030	66,109

Net equity transactions	(1,060,023)	(1,188,747)	(2,965,924)	(3,867,589)	(409,617)	2,002,648	(353,878)	1,474,734

Net change in contract owners’ equity	(3,747,323)	(321,496)	(5,583,609)	(3,012,935)	(472,854)	2,539,037	(571,824)	1,620,410
Contract owners’ equity beginning of period	17,400,156	17,721,652	18,119,961	21,132,896	4,096,325	1,557,288	3,032,512	1,412,102

Contract owners’ equity end of period	$13,652,833	17,400,156	12,536,352	18,119,961	3,623,471	4,096,325	2,460,688	3,032,512

CHANGES IN UNITS:
Beginning units	122,147	127,317	37,983	47,692	40,292	19,082	30,780	17,619
Units purchased	21,774	27,640	801	1,019	6,127	31,056	4,491	21,835
Units redeemed	(29,410)	(32,810)	(8,194)	(10,728)	(9,350)	(9,846)	(8,521)	(8,674)

Ending units	114,511	122,147	30,590	37,983	37,069	40,292	26,750	30,780

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVMMG1		NVMMV2		SCGF		SCVF4
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(245,829)	(275,342)	5,163	30,969	(14,874)	(12,098)	(30,740)	(10,089)
Realized gain (loss) on investments	2,577,810	2,360,475	153,922	142,859	(62,118)	(81,581)	(527,365)	(1,417,048)
Change in unrealized gain (loss) on investments	(4,480,472)	9,075,049	(332,963)	474,245	57,534	500,097	(454,656)	5,600,868
Reinvested capital gains	-	-	21,404	242,982	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,148,491)	11,160,182	(152,474)	891,055	(19,458)	406,418	(1,012,761)	4,173,731

Equity transactions:
Purchase payments received from contract owners	3,099,268	3,558,105	365,713	385,950	338,402	374,055	1,346,429	1,481,435
Transfers between funds (note 5)	28,862	(385,803)	9	(5)	79	-	(22,610)	(206,775)
Surrenders and Death Benefits (notes 3 and note 5)	(5,512,057)	(7,497,565)	(441,468)	(646,556)	(362,652)	(168,677)	(1,902,926)	(3,112,897)
Net policy repayments (loans) (note 4)	114,639	(80,663)	(39,196)	(31,794)	(8,110)	(8,138)	16,412	(47,642)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(3,253,019)	(3,386,269)	(412,947)	(444,612)	(118,360)	(99,578)	(1,273,393)	(1,361,692)
Adjustments to maintain reserves	(79,051)	(224,393)	(44)	(1,319)	(204)	1,227	(44,937)	40,314

Net equity transactions	(5,601,358)	(8,016,588)	(527,933)	(738,336)	(150,845)	98,889	(1,881,025)	(3,207,257)

Net change in contract owners’ equity	(7,749,849)	3,143,594	(680,407)	152,719	(170,303)	505,307	(2,893,786)	966,474
Contract owners’ equity beginning of period	51,780,950	48,637,356	5,424,440	5,271,721	2,115,386	1,610,079	19,180,175	18,213,701

Contract owners’ equity end of period	$44,031,101	51,780,950	4,744,033	5,424,440	1,945,083	2,115,386	16,286,389	19,180,175

CHANGES IN UNITS:
Beginning units	360,069	428,454	52,421	60,511	13,293	12,896	88,987	105,222
Units purchased	29,635	39,838	4,276	4,856	2,326	2,481	8,693	10,178
Units redeemed	(75,293)	(108,223)	(9,424)	(12,946)	(3,032)	(2,084)	(18,137)	(26,413)

Ending units	314,411	360,069	47,273	52,421	12,587	13,293	79,543	88,987

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SCF4		MSBF		GVEX4		NVSTB2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(8,723)	(60,801)	65,730	99,871	1,337,960	1,336,438	17,015	8,892
Realized gain (loss) on investments	(924,147)	(1,878,004)	(45,963)	(64,150)	1,593,999	(2,804,052)	2,431	2,603
Change in unrealized gain (loss) on investments	(115,685)	5,847,540	66,732	129,317	(1,346,361)	17,522,189	(13,059)	7,714
Reinvested capital gains	-	-	-	-	-	-	-	2,641

Net increase (decrease) in contract owners’ equity resulting from operations	(1,048,555)	3,908,735	86,499	165,038	1,585,598	16,054,575	6,387	21,850

Equity transactions:
Purchase payments received from contract owners	1,471,075	1,411,895	325,251	520,126	11,293,565	11,872,055	1,300,952	544,197
Transfers between funds (note 5)	(213,942)	(87,099)	134	-	(135,249)	(806,452)	-	-
Surrenders and Death Benefits (notes 3 and note 5)	(1,941,984)	(3,075,165)	(236,062)	(335,354)	(13,183,394)	(14,247,403)	(534,397)	(330,834)
Net policy repayments (loans) (note 4)	(84,440)	(29,287)	(65,677)	(12,449)	122,377	1,030	14,349	1,948
Redemptions to pay cost of insurance charges and administration charges (note 5)	(1,398,327)	(1,460,793)	(152,496)	(136,892)	(11,065,393)	(11,333,741)	(142,755)	(113,470)
Adjustments to maintain reserves	(112,468)	5,164	262	40,919	(290,426)	(2,824)	(92)	49,130

Net equity transactions	(2,280,086)	(3,235,285)	(128,588)	76,350	(13,258,520)	(14,517,335)	638,057	150,971

Net change in contract owners’ equity	(3,328,641)	673,450	(42,089)	241,388	(11,672,922)	1,537,240	644,444	172,821
Contract owners’ equity beginning of period	18,870,454	18,197,004	1,776,573	1,535,185	127,700,930	126,163,690	1,424,080	1,251,259

Contract owners’ equity end of period	$15,541,813	18,870,454	1,734,484	1,776,573	116,028,008	127,700,930	2,068,524	1,424,080

CHANGES IN UNITS:
Beginning units	84,028	102,250	10,261	9,975	292,943	331,907	13,296	11,884
Units purchased	9,104	10,540	2,069	3,528	28,832	39,709	12,774	5,822
Units redeemed	(19,507)	(28,762)	(2,570)	(3,242)	(60,914)	(78,673)	(6,863)	(4,410)

Ending units	73,625	84,028	9,760	10,261	260,861	292,943	19,207	13,296

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	NVOLG1		NVTIV3		EIF4		NVRE1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$72,793	(31,160)	3,303	1,132	117,685	137,315	5,637	37,728
Realized gain (loss) on investments	193,752	38,563	(930)	473	(107,742)	(268,396)	215,062	167,852
Change in unrealized gain (loss) on investments	(2,878,260)	328,630	(22,892)	(6,633)	(418,586)	2,342,436	(39,860)	336,912
Reinvested capital gains	327,407	27,050	184	11,242	-	-	14,207	265,495

Net increase (decrease) in contract owners’ equity resulting from operations	(2,284,308)	363,083	(20,335)	6,214	(408,643)	2,211,355	195,046	807,987

Equity transactions:
Purchase payments received from contract owners	6,443,252	90,494,535	103,243	103,084	1,358,780	1,312,916	489,724	711,158
Transfers between funds (note 5)	(1,623,924)	12,948,735	-	-	(71,153)	(325,059)	8	1
Surrenders and Death Benefits (notes 3 and note 5)	(14,158,824)	(1,370,862)	(10,329)	(27,230)	(1,485,109)	(2,249,308)	(572,457)	(606,410)
Net policy repayments (loans) (note 4)	17,516	(18,275)	318	(2,458)	11,891	32,640	(26,019)	(4,964)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(6,947,248)	(468,541)	(5,491)	(4,926)	(1,188,584)	(1,258,172)	(238,293)	(266,727)
Adjustments to maintain reserves	(115,644)	12,638	(52,515)	82	(53,484)	(43,548)	(36)	(14,351)

Net equity transactions	(16,384,872)	101,598,230	35,226	68,552	(1,427,659)	(2,530,531)	(347,073)	(181,293)

Net change in contract owners’ equity	(18,669,180)	101,961,313	14,891	74,766	(1,836,302)	(319,176)	(152,027)	626,694
Contract owners’ equity beginning of period	102,054,160	92,847	86,309	11,543	16,393,684	16,712,860	3,492,111	2,865,417

Contract owners’ equity end of period	$83,384,980	102,054,160	101,200	86,309	14,557,382	16,393,684	3,340,084	3,492,111

CHANGES IN UNITS:
Beginning units	543,621	389	639	89	91,133	106,165	37,019	39,256
Units purchased	45,379	557,433	341	818	10,101	11,468	5,622	9,196
Units redeemed	(129,838)	(14,201)	(117)	(268)	(18,772)	(26,500)	(9,157)	(11,433)

Ending units	459,162	543,621	863	639	82,462	91,133	33,484	37,019

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SAM4		ALVGIA		ALVSVA		ACVIG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(255,115)	(329,800)	10,819	(12,727)	(5,598)	(6,269)	11,146	10,431
Realized gain (loss) on investments	-	-	(222,657)	(324,806)	124,961	(375,768)	(83,284)	(92,887)
Change in unrealized gain (loss) on investments	-	-	301,601	541,326	(378,869)	1,029,870	105,273	247,817
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(255,115)	(329,800)	89,763	203,793	(259,506)	647,833	33,135	165,361

Equity transactions:
Purchase payments received from contract owners	19,393,057	21,629,718	164,503	238,986	588,490	1,249,865	150,323	184,988
Transfers between funds (note 5)	919,087	883,091	(58)	-	69	11	-	-
Surrenders and Death Benefits (notes 3 and note 5)	(20,506,127)	(27,101,336)	(368,333)	(330,916)	(855,360)	(1,113,344)	(137,692)	(186,999)
Net policy repayments (loans) (note 4)	201,860	(522,696)	(7,379)	1,733	3,136	(17,013)	(5,689)	1,482
Redemptions to pay cost of insurance charges and administration charges (note 5)	(5,718,495)	(6,981,006)	(206,575)	(184,892)	(237,672)	(225,299)	(104,288)	(109,511)
Adjustments to maintain reserves	1,676,164	(64,349)	202	1,967	(1,819)	69,337	(155)	6,393

Net equity transactions	(4,034,454)	(12,156,578)	(417,640)	(273,122)	(503,156)	(36,443)	(97,501)	(103,647)

Net change in contract owners’ equity	(4,289,569)	(12,486,378)	(327,877)	(69,329)	(762,662)	611,390	(64,366)	61,714
Contract owners’ equity beginning of period	46,585,485	59,071,863	1,832,879	1,902,208	3,360,793	2,749,403	1,364,008	1,302,294

Contract owners’ equity end of period	$42,295,916	46,585,485	1,505,002	1,832,879	2,598,131	3,360,793	1,299,642	1,364,008

CHANGES IN UNITS:
Beginning units	205,359	261,369	12,005	13,714	11,808	11,860	8,751	9,279
Units purchased	97,577	112,916	1,227	2,020	2,069	4,371	1,097	1,516
Units redeemed	(114,381)	(168,926)	(3,862)	(3,729)	(4,425)	(4,423)	(1,410)	(2,044)

Ending units	188,555	205,359	9,370	12,005	9,452	11,808	8,438	8,751

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVIP2		ACVI		ACVI3		ACVMV1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$106,849	29,849	3,204	7,658	-	-	5,404	12,133
Realized gain (loss) on investments	33,878	21,223	29,150	(70,474)	-	3	85,654	55,865
Change in unrealized gain (loss) on investments	154,741	81,166	(75,161)	108,757	-	(4)	(127,132)	70,089
Reinvested capital gains	37,133	-	-	-	-	-	23,513	-

Net increase (decrease) in contract owners’ equity resulting from operations	332,601	132,238	(42,807)	45,941	-	(1)	(12,561)	138,087

Equity transactions:
Purchase payments received from contract owners	685,070	922,711	117,688	68,611	-	-	211,574	452,056
Transfers between funds (note 5)	100	(3)	30	-	-	-	3	-
Surrenders and Death Benefits (notes 3 and note 5)	(406,073)	(606,049)	(113,472)	(159,683)	-	(140)	(280,116)	(329,718)
Net policy repayments (loans) (note 4)	(37,997)	(53,660)	(147)	(2,515)	-	16	(3,146)	(14,442)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(216,969)	(204,693)	(18,068)	(22,932)	-		(52,920)	(52,240)
Adjustments to maintain reserves	637	1,127	(786)	7,352	-	125	68	(1,590)

Net equity transactions	24,768	59,433	(14,755)	(109,167)	-	1	(124,537)	54,066

Net change in contract owners’ equity	357,369	191,671	(57,562)	(63,226)	-	-	(137,098)	192,153
Contract owners’ equity beginning of period	3,077,359	2,885,688	384,270	447,496	-	-	936,472	744,319

Contract owners’ equity end of period	$3,434,728	3,077,359	326,708	384,270	-	-	799,374	936,472

CHANGES IN UNITS:
Beginning units	18,942	17,921	442	544	-	-	6,248	5,878
Units purchased	4,277	6,114	145	60	-	2	1,518	3,444
Units redeemed	(4,471)	(5,093)	(141)	(162)	-	(2)	(2,357)	(3,074)

Ending units	18,748	18,942	446	442	-	-	5,409	6,248

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	ACVU1		ACVV		ACVVS1		DVSCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(272)	(56)	-	46,274	(1)	(3)	(6,602)	(8,607)
Realized gain (loss) on investments	5,243	12,849	-	(1,049,441)	41	631	(464,869)	(823,129)
Change in unrealized gain (loss) on investments	(3,800)	(5,859)	-	1,529,786	(48)	(130)	479,054	2,123,470
Reinvested capital gains	-	-	-	-	-	-	15,684	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,171	6,934	-	526,619	(8)	498	23,267	1,291,734

Equity transactions:
Purchase payments received from contract owners	3,489	7,390	-	489,808	-	-	875,370	1,485,540
Transfers between funds (note 5)	63	(5)	-	(1)	-	-	36	1
Surrenders and Death Benefits (notes 3 and note 5)	(16,660)	(77,168)	-	(6,322,761)	-	(11,559)	(796,957)	(1,067,489)
Net policy repayments (loans) (note 4)	(50)	(4,949)	-	(48,121)	-	-	(43,327)	(31,388)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(6,799)	(5,592)	-	(338,514)	(46)	(77)	(469,911)	(466,092)
Adjustments to maintain reserves	116	(5,145)	-	(24,327)	(88)	(8)	433	10,665

Net equity transactions	(19,841)	(85,469)	-	(6,243,916)	(134)	(11,644)	(434,356)	(68,763)

Net change in contract owners’ equity	(18,670)	(78,535)	-	(5,717,297)	(142)	(11,146)	(411,089)	1,222,971
Contract owners’ equity beginning of period	58,406	136,941	-	5,717,297	261	11,407	6,547,508	5,324,537

Contract owners’ equity end of period	$39,736	58,406	-	-	119	261	6,136,419	6,547,508

CHANGES IN UNITS:
Beginning units	61	391	-	39,978	2	107	30,428	30,885
Units purchased	4	9	-	4,342	-	-	4,885	7,554
Units redeemed	(22)	(339)	-	(44,320)	(1)	(105)	(6,441)	(8,011)

Ending units	43	61	-	-	1	2	28,872	30,428

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	DCAP		DSC		FVCA2P		FQB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$24,596	35,522	(715)	455	10	124	130,795	122,566
Realized gain (loss) on investments	(75,084)	(103,908)	16,109	(46,571)	5,339	(5,415)	73,919	49,114
Change in unrealized gain (loss) on investments	257,955	395,981	(43,716)	76,890	(11,797)	19,159	(157,053)	48,516
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	207,467	327,595	(28,322)	30,774	(6,448)	13,868	47,661	220,196

Equity transactions:
Purchase payments received from contract owners	496,270	443,761	129,150	223,182	11,077	62,129	610,822	1,665,490
Transfers between funds (note 5)	42	-	-	-	(1)	-	16	(8)
Surrenders and Death Benefits (notes 3 and note 5)	(535,661)	(505,104)	(88,527)	(128,534)	(8,661)	(47,696)	(572,613)	(1,450,625)
Net policy repayments (loans) (note 4)	(3,472)	(10,093)	(139)	(3,351)	(223)	1,121	(15,243)	(7,567)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(203,706)	(208,415)	(15,068)	(13,808)	(12,639)	(22,180)	(273,470)	(281,438)
Adjustments to maintain reserves	(219)	(517)	644	6,858	411	463	910	(20,262)

Net equity transactions	(246,746)	(280,368)	26,060	84,347	(10,036)	(6,163)	(249,578)	(94,410)

Net change in contract owners’ equity	(39,279)	47,227	(2,262)	115,121	(16,484)	7,705	(201,917)	125,786
Contract owners’ equity beginning of period	2,519,668	2,472,441	247,232	132,111	114,355	106,650	2,961,969	2,836,183

Contract owners’ equity end of period	$2,480,389	2,519,668	244,970	247,232	97,871	114,355	2,760,052	2,961,969

CHANGES IN UNITS:
Beginning units	17,801	19,586	1,459	1,120	728	767	18,478	17,378
Units purchased	2,455	3,527	852	1,326	97	484	3,715	8,030
Units redeemed	(5,032)	(5,312)	(487)	(987)	(169)	(523)	(5,391)	(6,930)

Ending units	15,224	17,801	1,824	1,459	656	728	16,802	18,478

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FEIP		FHIP		FAMP		FCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,590,371	1,002,180	562,422	676,710	452,279	365,305	-	(510,183)
Realized gain (loss) on investments	628,526	(3,733,075)	(222,932)	(316,890)	693,363	57,973	-	(7,358,272)
Change in unrealized gain (loss) on investments	(1,793,745)	14,227,109	(9,648)	869,716	(2,241,784)	3,687,749	-	20,727,132
Reinvested capital gains	-	-	-	-	152,346	169,675	-	32

Net increase (decrease) in contract owners’ equity resulting from operations	425,152	11,496,214	329,842	1,229,536	(943,796)	4,280,702	-	12,858,709

Equity transactions:
Purchase payments received from contract owners	7,002,382	7,661,609	523,221	994,363	2,630,647	2,927,901	-	6,650,679
Transfers between funds (note 5)	220,503	26,997	102,928	18,284	(135,280)	(94,619)	-	(12,478,401)
Surrenders and Death Benefits (notes 3 and note 5)	(10,790,147)	(11,310,241)	(1,288,907)	(1,911,475)	(3,235,041)	(3,422,610)	-	(98,406,389)
Net policy repayments (loans) (note 4)	296,329	10,422	63,844	99,920	64,324	(5,410)	-	(92,817)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(7,223,216)	(7,404,198)	(750,556)	(807,088)	(2,957,154)	(2,959,143)	-	(6,495,493)
Adjustments to maintain reserves	96,638	(53,658)	37,147	(17,792)	21,991	(240,821)	-	(75,942)

Net equity transactions	(10,397,511)	(11,069,069)	(1,312,323)	(1,623,788)	(3,610,513)	(3,794,702)	-	(110,898,363)

Net change in contract owners’ equity	(9,972,359)	427,145	(982,481)	(394,252)	(4,554,309)	486,000	-	(98,039,654)
Contract owners’ equity beginning of period	88,957,490	88,530,345	9,770,982	10,165,234	34,802,694	34,316,694	-	98,039,654

Contract owners’ equity end of period	$78,985,131	88,957,490	8,788,501	9,770,982	30,248,385	34,802,694	-	-

CHANGES IN UNITS:
Beginning units	194,717	222,747	24,846	30,990	80,861	91,759	-	264,822
Units purchased	19,793	25,523	781	1,229	8,303	9,983	-	24,052
Units redeemed	(45,391)	(53,553)	(5,273)	(7,373)	(16,897)	(20,881)	-	(288,874)

Ending units	169,119	194,717	20,354	24,846	72,267	80,861	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FNRS2		FEIS		FF10S		FF20S
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,819	(5,337)	66,241	34,629	10,072	9,057	22,686	23,415
Realized gain (loss) on investments	(66,383)	(347,020)	(184,808)	(182,599)	(7,015)	(30,884)	(44,654)	(32,172)
Change in unrealized gain (loss) on investments	(73,023)	592,942	131,782	615,777	(12,498)	64,628	(13,255)	184,876
Reinvested capital gains	-	-	-	-	3,705	9,803	6,332	11,750

Net increase (decrease) in contract owners’ equity resulting from operations	(136,587)	240,585	13,215	467,807	(5,736)	52,604	(28,891)	187,869

Equity transactions:
Purchase payments received from contract owners	815,681	535,823	719,323	703,524	198,006	387,987	163,924	458,329
Transfers between funds (note 5)	(20)	-	(12)	(30)	-	-	(2)	-
Surrenders and Death Benefits (notes 3 and note 5)	(418,237)	(586,098)	(338,914)	(273,573)	(64,971)	(117,387)	30,638	(70,502)
Net policy repayments (loans) (note 4)	5,362	(14,342)	(29,787)	(13,812)	(27)	(89)	(54,036)	(5,369)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(161,386)	(147,648)	(340,036)	(358,298)	(59,081)	(38,946)	(136,714)	(84,881)
Adjustments to maintain reserves	(219)	(3,629)	-	(1,640)	(54)	126	(125)	484

Net equity transactions	241,181	(215,894)	10,574	56,171	73,873	231,691	3,685	298,061

Net change in contract owners’ equity	104,594	24,691	23,789	523,978	68,137	284,295	(25,206)	485,930
Contract owners’ equity beginning of period	1,637,235	1,612,544	3,738,461	3,214,483	650,703	366,408	1,681,298	1,195,368

Contract owners’ equity end of period	$1,741,829	1,637,235	3,762,250	3,738,461	718,840	650,703	1,656,092	1,681,298

CHANGES IN UNITS:
Beginning units	9,261	10,790	25,901	25,434	4,999	3,157	12,878	10,411
Units purchased	4,534	3,955	5,191	5,717	1,512	3,165	1,811	3,804
Units redeemed	(3,326)	(5,484)	(5,054)	(5,250)	(932)	(1,323)	(1,764)	(1,337)

Ending units	10,469	9,261	26,038	25,901	5,579	4,999	12,925	12,878

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FF30S		FGP		FGS		FHIPR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$16,323	14,447	(220,634)	(361,021)	(11,164)	(11,279)	274,764	320,863
Realized gain (loss) on investments	(61,109)	(102,539)	1,929,130	(5,453,925)	32,310	(14,229)	391,611	42,752
Change in unrealized gain (loss) on investments	295	232,711	(2,046,462)	28,575,162	(38,004)	459,143	(511,229)	177,945
Reinvested capital gains	3,818	8,656	394,663	361,248	7,970	6,915	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(40,673)	153,275	56,697	23,121,464	(8,888)	440,550	155,146	541,560

Equity transactions:
Purchase payments received from contract owners	304,059	251,175	11,149,713	10,716,033	337,090	372,542	1,208,560	2,296,099
Transfers between funds (note 5)	19	3	(120,269)	(631,222)	(3)	4	(4)	(4)
Surrenders and Death Benefits (notes 3 and note 5)	(173,782)	(215,930)	(14,525,886)	(14,265,469)	(218,403)	(139,502)	(1,422,324)	(1,767,031)
Net policy repayments (loans) (note 4)	242	(5,813)	423,129	(138,120)	(8,106)	(8,318)	(28,774)	(24,189)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(64,842)	(52,894)	(10,286,045)	(10,296,877)	(210,651)	(206,634)	(429,323)	(375,784)
Adjustments to maintain reserves	(131)	304	(438,498)	(102,965)	(9)	1,592	(2,851)	13,346

Net equity transactions	65,565	(23,155)	(13,797,856)	(14,718,620)	(100,082)	19,684	(674,716)	142,437

Net change in contract owners’ equity	24,892	130,120	(13,741,159)	8,402,844	(108,970)	460,234	(519,570)	683,997
Contract owners’ equity beginning of period	1,238,180	1,108,060	118,054,719	109,651,875	2,314,800	1,854,566	4,763,162	4,079,165

Contract owners’ equity end of period	$1,263,072	1,238,180	104,313,560	118,054,719	2,205,830	2,314,800	4,243,592	4,763,162

CHANGES IN UNITS:
Beginning units	9,590	9,881	287,279	333,190	15,750	15,534	40,155	38,892
Units purchased	2,356	2,079	31,393	39,585	2,412	3,132	10,368	21,983
Units redeemed	(1,820)	(2,370)	(68,325)	(85,496)	(3,062)	(2,916)	(15,899)	(20,720)

Ending units	10,126	9,590	250,347	287,279	15,100	15,750	34,624	40,155

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FIGBP		FIGBS		FMCS		FOP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$913,559	1,055,625	37,214	39,806	(71,569)	(52,092)	113,971	121,950
Realized gain (loss) on investments	377,223	157,802	6,784	11,105	(132,584)	(535,042)	820,588	981,138
Change in unrealized gain (loss) on investments	124,587	1,017,148	8,017	25,160	(1,287,143)	3,625,725	(3,565,883)	723,446
Reinvested capital gains	953,740	395,611	39,131	15,792	20,467	40,942	29,933	30,156

Net increase (decrease) in contract owners’ equity resulting from operations	2,369,109	2,626,186	91,146	91,863	(1,470,829)	3,079,533	(2,601,391)	1,856,690

Equity transactions:
Purchase payments received from contract owners	4,549,654	5,731,427	241,964	241,084	1,324,906	2,610,931	609,061	1,122,654
Transfers between funds (note 5)	650,414	158,785	-	4	325	(1)	(37,880)	(37,637)
Surrenders and Death Benefits (notes 3 and note 5)	(6,459,313)	(6,656,180)	(126,841)	(83,000)	(2,459,305)	(2,404,178)	(1,938,211)	(2,873,761)
Net policy repayments (loans) (note 4)	44,934	(285,492)	(6,025)	(10,882)	13,058	(96,816)	19,012	75,125
Redemptions to pay cost of insurance charges and administration charges (note 5)	(3,038,816)	(3,181,601)	(118,861)	(121,814)	(805,353)	(836,753)	(1,188,430)	(1,314,662)
Adjustments to maintain reserves	21,405	113,851	82	1,213	1,422	55,693	(102,171)	(11,696)

Net equity transactions	(4,231,722)	(4,119,210)	(9,681)	26,605	(1,924,947)	(671,124)	(2,638,619)	(3,039,977)

Net change in contract owners’ equity	(1,862,613)	(1,493,024)	81,465	118,468	(3,395,776)	2,408,409	(5,240,010)	(1,183,287)
Contract owners’ equity beginning of period	36,991,612	38,484,636	1,436,819	1,318,351	14,145,259	11,736,850	17,060,462	18,243,749

Contract owners’ equity end of period	$35,128,999	36,991,612	1,518,284	1,436,819	10,749,483	14,145,259	11,820,452	17,060,462

CHANGES IN UNITS:
Beginning units	114,694	128,777	10,358	10,156	39,764	44,102	42,101	55,221
Units purchased	17,504	25,339	1,780	1,990	4,877	7,864	1,375	3,544
Units redeemed	(33,241)	(39,422)	(1,852)	(1,788)	(10,243)	(12,202)	(9,417)	(16,664)

Ending units	98,957	114,694	10,286	10,358	34,398	39,764	34,059	42,101

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FOPR		FOS		FOSR		FVSS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$176,924	173,594	300	395	14,157	13,056	3,617	(6,100)
Realized gain (loss) on investments	(688,428)	(551,861)	(5,597)	(916)	(88,027)	(107,239)	3,551	(474,135)
Change in unrealized gain (loss) on investments	(3,308,252)	2,970,641	(7,295)	8,727	(364,106)	353,134	(219,724)	974,276
Reinvested capital gains	42,428	42,042	140	140	4,336	4,224	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,777,328)	2,634,416	(12,452)	8,346	(433,640)	263,175	(212,556)	494,041

Equity transactions:
Purchase payments received from contract owners	2,262,845	3,015,714	1,699	1,581	361,998	435,381	195,020	860,372
Transfers between funds (note 5)	(590,689)	879,449	-	-	(3)	(14)	51	-
Surrenders and Death Benefits (notes 3 and note 5)	(1,827,784)	(3,730,399)	(7,313)	(834)	(31,460)	(138,374)	(385,729)	(777,961)
Net policy repayments (loans) (note 4)	46,375	54,059	635	(873)	(7,004)	(2,227)	(1,670)	(13,093)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(1,441,221)	(1,473,397)	(8,740)	(9,372)	(192,527)	(199,582)	(152,567)	(154,782)
Adjustments to maintain reserves	2,021	(6,899)	(72)	(50)	(4)	(29)	449	(4,813)

Net equity transactions	(1,548,453)	(1,261,473)	(13,791)	(9,548)	131,000	95,155	(344,446)	(90,277)

Net change in contract owners’ equity	(5,325,781)	1,372,943	(26,243)	(1,202)	(302,640)	358,330	(557,002)	403,764
Contract owners’ equity beginning of period	23,802,040	22,429,097	79,202	80,404	2,426,107	2,067,777	2,499,009	2,095,245

Contract owners’ equity end of period	$18,476,259	23,802,040	52,959	79,202	2,123,467	2,426,107	1,942,007	2,499,009

CHANGES IN UNITS:
Beginning units	136,711	149,431	403	458	17,337	16,574	9,259	10,974
Units purchased	24,093	27,368	13	16	3,825	3,915	829	2,584
Units redeemed	(27,863)	(40,088)	(88)	(71)	(2,675)	(3,152)	(2,207)	(4,299)

Ending units	132,941	136,711	328	403	18,487	17,337	7,881	9,259

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FTVRDI		FTVSVI		FTVDM3		TIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$61,282	59,069	12,257	14,514	7,494	24,627	17,808	18,566
Realized gain (loss) on investments	460,941	(243,395)	(295,163)	(419,307)	109,377	(493,983)	(108,502)	(43,945)
Change in unrealized gain (loss) on investments	(165,596)	1,325,159	33,240	1,857,992	(583,603)	918,057	(57,736)	125,113
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	356,627	1,140,833	(249,666)	1,453,199	(466,732)	448,701	(148,430)	99,734

Equity transactions:
Purchase payments received from contract owners	1,640,173	1,773,789	844,443	1,083,121	302,063	1,070,413	208,849	215,516
Transfers between funds (note 5)	131	18	51	1	21	23	66	-
Surrenders and Death Benefits (notes 3 and note 5)	(1,935,807)	(1,639,754)	(1,405,014)	(1,600,297)	(586,016)	(874,537)	(196,595)	(215,945)
Net policy repayments (loans) (note 4)	(45,950)	9,473	13,275	(69,884)	6,109	(48,944)	6,315	2,050
Redemptions to pay cost of insurance charges and administration charges (note 5)	(504,646)	(523,092)	(411,650)	(446,910)	(200,131)	(205,399)	(135,070)	(116,367)
Adjustments to maintain reserves	188	295	(1,051)	(55,970)	29	5,215	(648)	1,751

Net equity transactions	(845,911)	(379,271)	(959,946)	(1,089,939)	(477,925)	(53,229)	(117,083)	(112,995)

Net change in contract owners’ equity	(489,284)	761,562	(1,209,612)	363,260	(944,657)	395,472	(265,513)	(13,261)
Contract owners’ equity beginning of period	6,896,501	6,134,939	6,363,695	6,000,435	3,151,548	2,756,076	1,423,155	1,436,416

Contract owners’ equity end of period	$6,407,217	6,896,501	5,154,083	6,363,695	2,206,891	3,151,548	1,157,642	1,423,155

CHANGES IN UNITS:
Beginning units	37,619	39,612	24,769	30,252	16,171	16,508	2,683	2,527
Units purchased	8,452	11,373	4,188	4,719	1,946	6,704	159	677
Units redeemed	(14,307)	(13,366)	(7,898)	(10,202)	(4,565)	(7,041)	(687)	(521)

Ending units	31,764	37,619	21,059	24,769	13,552	16,171	2,155	2,683

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FTVGI3		FTVFA2		AMTB		AMINS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$124,901	15,078	(350)	968	289,417	493,522	122	199
Realized gain (loss) on investments	36,648	34,408	542	374	(362,410)	(394,240)	61	103
Change in unrealized gain (loss) on investments	(224,219)	221,104	(2,851)	4,165	58,015	416,512	(447)	45
Reinvested capital gains	16,705	5,560	-	5	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(45,965)	276,150	(2,659)	5,512	(14,978)	515,794	(264)	347

Equity transactions:
Purchase payments received from contract owners	682,354	647,813	840	50,061	1,166,087	2,241,628	1,666	858
Transfers between funds (note 5)	-	(1)	-	-	137,051	372,302	1	-
Surrenders and Death Benefits (notes 3 and note 5)	(351,687)	(436,230)	(23,283)	(1,531)	(2,258,148)	(2,755,660)	(195)	(5)
Net policy repayments (loans) (note 4)	(9,407)	(8,755)	-	-	(21,749)	(65,105)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	(162,937)	(126,984)	(4,372)	(3,784)	(969,973)	(1,018,197)	(1,112)	(1,014)
Adjustments to maintain reserves	74	(37,032)	(72)	814	9,449	8,190	3	123

Net equity transactions	158,397	38,811	(26,887)	45,560	(1,937,283)	(1,216,842)	363	(38)

Net change in contract owners’ equity	112,432	314,961	(29,546)	51,072	(1,952,261)	(701,048)	99	309
Contract owners’ equity beginning of period	2,391,162	2,076,201	59,120	8,048	10,703,567	11,404,615	1,767	1,458

Contract owners’ equity end of period	$2,503,594	2,391,162	29,574	59,120	8,751,306	10,703,567	1,866	1,767

CHANGES IN UNITS:
Beginning units	13,949	13,754	631	94	48,811	54,523	14	15
Units purchased	4,021	4,126	11	590	6,503	11,910	14	9
Units redeemed	(3,140)	(3,931)	(319)	(53)	(17,081)	(17,622)	(11)	(10)

Ending units	14,830	13,949	323	631	38,233	48,811	17	14

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	AMCG		AMTP		AMFAS		AMSRS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,041)	(1,298)	(19,131)	1,988	(3,801)	(3,814)	(2,218)	(3,749)
Realized gain (loss) on investments	9,986	25,413	187,828	188,983	(22,697)	(81,051)	(14,182)	(105,182)
Change in unrealized gain (loss) on investments	(8,855)	26,247	(530,192)	291,017	21,625	178,424	(11,958)	220,948
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(910)	50,362	(361,495)	481,988	(4,873)	93,559	(28,358)	112,017

Equity transactions:
Purchase payments received from contract owners	27,930	191,563	874,306	244,215	163,482	140,570	116,311	113,382
Transfers between funds (note 5)	95	1	5,070	(176)	(19)	-	10	1
Surrenders and Death Benefits (notes 3 and note 5)	(4,709)	(72,911)	(1,068,585)	(490,151)	(274,423)	(176,033)	(50,495)	(187,968)
Net policy repayments (loans) (note 4)	(70)	376	4,064	(5,617)	1,326	(145)	(6,067)	(6,293)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(30,645)	(22,160)	(266,378)	(181,721)	(61,840)	(52,542)	(43,681)	(38,950)
Adjustments to maintain reserves	(43)	196	41,187	(54,960)	150	(3,215)	(199)	(39,272)

Net equity transactions	(7,442)	97,065	(410,336)	(488,410)	(171,324)	(91,365)	15,879	(159,100)

Net change in contract owners’ equity	(8,352)	147,427	(771,831)	(6,422)	(176,197)	2,194	(12,479)	(47,083)
Contract owners’ equity beginning of period	306,411	158,984	3,519,068	3,525,490	644,400	642,206	615,873	662,956

Contract owners’ equity end of period	$298,059	306,411	2,747,237	3,519,068	468,203	644,400	603,394	615,873

CHANGES IN UNITS:
Beginning units	611	203	4,584	5,536	3,754	4,775	2,757	3,912
Units purchased	31	474	459	851	946	711	469	588
Units redeemed	(32)	(66)	(1,012)	(1,803)	(1,874)	(1,732)	(504)	(1,743)

Ending units	610	611	4,031	4,584	2,826	3,754	2,722	2,757

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

		OVGR		OVGS3		OVGS		OVHI3
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$	-	(17,213)	45,078	51,181	11,037	12,948	28,212	13,922
Realized gain (loss) on investments		-	165,181	(111,728)	(250,835)	(73,808)	(64,221)	(40,146)	(92,496)
Change in unrealized gain (loss) on investments		-	90,266	(669,652)	1,342,417	(43,979)	287,100	2,785	116,131
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		-	238,234	(736,302)	1,142,763	(106,750)	235,827	(9,149)	37,557

Equity transactions:
Purchase payments received from contract owners		-	549,601	982,027	1,232,359	40,617	242,469	64,051	77,076
Transfers between funds (note 5)		-	(6)	(7)	(12)	72	-	-	-
Surrenders and Death Benefits (notes 3 and note 5)		-	(4,123,563)	(517,201)	(790,469)	(364,645)	(317,083)	(18,834)	(19,751)
Net policy repayments (loans) (note 4)		-	(7,348)	(69,182)	(83,487)	(9,722)	850	(4,108)	4,279
Redemptions to pay cost of insurance charges and administration charges (note 5)		-	(284,366)	(603,254)	(637,362)	(112,599)	(116,555)	(23,389)	(19,308)
Adjustments to maintain reserves		-	(8,787)	(241)	(16,718)	(1,407)	(4,067)	28	(1,473)

Net equity transactions		-	(3,874,469)	(207,858)	(295,689)	(447,684)	(194,386)	17,748	40,823

Net change in contract owners’ equity		-	(3,636,235)	(944,160)	847,074	(554,434)	41,441	8,599	78,380
Contract owners’ equity beginning of period		-	3,636,235	8,618,236	7,771,162	1,734,031	1,692,590	333,513	255,133

Contract owners’ equity end of period	$	-	-	7,674,076	8,618,236	1,179,597	1,734,031	342,112	333,513

CHANGES IN UNITS:
Beginning units		-	31,241	55,968	58,101	4,265	4,877	11,550	10,062
Units purchased		-	5,288	8,328	9,902	159	313	2,420	3,341
Units redeemed		-	(36,529)	(9,568)	(12,035)	(1,243)	(925)	(1,808)	(1,853)

Ending units		-	-	54,728	55,968	3,181	4,265	12,162	11,550

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

		OVHI		OVGI		OVSC		PMVFBA
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$	16,316	6,733	3,219	8,871	(426)	28	2,763	958
Realized gain (loss) on investments		9,411	(82,605)	(47,580)	(68,182)	(39,188)	(87,862)	7,450	782
Change in unrealized gain (loss) on investments		(24,257)	94,039	19,654	384,759	10,925	377,595	5,261	10,343
Reinvested capital gains		-	-	-	-	-	-	712	1,694

Net increase (decrease) in contract owners’ equity resulting from operations		1,470	18,167	(24,707)	325,448	(28,689)	289,761	16,186	13,777

Equity transactions:
Purchase payments received from contract owners		83,163	116,062	239,499	297,096	106,520	135,650	76,827	159,572
Transfers between funds (note 5)		(37)	-	-	-	2	4	-	-
Surrenders and Death Benefits (notes 3 and note 5)		(152,339)	(33,129)	(346,786)	(261,469)	(338,499)	(342,574)	(71,256)	(37,349)
Net policy repayments (loans) (note 4)		(4,360)	(1,801)	(22,208)	(12,161)	5,194	21,861	568	(4,099)
Redemptions to pay cost of insurance charges and administration charges (note 5)		(29,256)	(23,708)	(180,258)	(193,575)	(94,435)	(104,183)	(14,152)	(12,372)
Adjustments to maintain reserves		35	184	(61)	(10,155)	(1,149)	(9,439)	(8)	8,050

Net equity transactions		(102,794)	57,608	(309,814)	(180,264)	(322,367)	(298,681)	(8,021)	113,802

Net change in contract owners’ equity		(101,324)	75,775	(334,521)	145,184	(351,056)	(8,920)	8,165	127,579
Contract owners’ equity beginning of period		196,701	120,926	2,470,139	2,324,955	1,460,218	1,469,138	216,825	89,246

Contract owners’ equity end of period	$	95,377	196,701	2,135,618	2,470,139	1,109,162	1,460,218	224,990	216,825

CHANGES IN UNITS:
Beginning units		2,190	2,287	17,422	18,999	6,244	7,566	1,829	818
Units purchased		346	487	1,865	2,605	533	1,033	650	1,567
Units redeemed		(1,132)	(584)	(4,185)	(4,182)	(1,766)	(2,355)	(717)	(556)

Ending units		1,404	2,190	15,102	17,422	5,011	6,244	1,762	1,829

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

		PMVLDA		PMVTRA		PVGIB		PVTIGB
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$	5,589	5,138	3,491	-	1,435	1,561	2,246	2,988
Realized gain (loss) on investments		8,041	3,824	(106)	-	1,642	(29,906)	3,909	5,280
Change in unrealized gain (loss) on investments		(10,994)	10,490	(8,425)	-	(13,603)	48,421	(20,814)	1,158
Reinvested capital gains		-	2,042	6,356	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		2,636	21,494	1,316	-	(10,526)	20,076	(14,659)	9,426

Equity transactions:
Purchase payments received from contract owners		275,063	825,166	191,076	-	80,536	82,712	2,329	6,527
Transfers between funds (note 5)		-	-	270,951	-	(1)	-	-	(1)
Surrenders and Death Benefits (notes 3 and note 5)		(263,308)	(287,039)	-	-	(39,962)	(37,870)	(11,349)	(20,719)
Net policy repayments (loans) (note 4)		(36,169)	(10,015)	206	-	1,248	(129)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)		(61,968)	(39,313)	(5,894)	-	(34,654)	(19,863)	(4,971)	(5,262)
Adjustments to maintain reserves		38	(3,339)	(272,395)	-	(122)	486	307	151

Net equity transactions		(86,344)	485,460	183,944	-	7,045	25,336	(13,684)	(19,304)

Net change in contract owners’ equity		(83,708)	506,954	185,260	-	(3,481)	45,412	(28,343)	(9,878)
Contract owners’ equity beginning of period		644,991	138,037	-	-	201,131	155,719	97,886	107,764

Contract owners’ equity end of period	$	561,283	644,991	185,260	-	197,650	201,131	69,543	97,886

CHANGES IN UNITS:
Beginning units		5,616	1,256	-	-	1,468	1,290	337	383
Units purchased		2,477	7,432	1,882	-	254	696	2	5
Units redeemed		(3,223)	(3,072)	(40)	-	(225)	(518)	(65)	(51)

Ending units		4,870	5,616	1,842	-	1,497	1,468	274	337

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

		PVTVB		AVBVI		AVCA		AVCDI
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$	(5,297)	8,376	512	(54)	(1,672)	(15)	(9,664)	(8,861)
Realized gain (loss) on investments		13,376	122,620	27,018	31,477	(11,644)	(22,615)	(29,054)	(166,634)
Change in unrealized gain (loss) on investments		(185,424)	(21,479)	(32,159)	(15,843)	(12,666)	56,694	(64,878)	378,374
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		(177,345)	109,517	(4,629)	15,580	(25,982)	34,064	(103,596)	202,879

Equity transactions:
Purchase payments received from contract owners		498,924	173,483	15,855	43,699	66,168	55,192	104,216	82,594
Transfers between funds (note 5)		-	2	(4)	-	-	(5)	-	-
Surrenders and Death Benefits (notes 3 and note 5)		(100,112)	(768,653)	(55,941)	(86,297)	(26,227)	(49,585)	(47,476)	(187,701)
Net policy repayments (loans) (note 4)		1,582	(33,407)	(49)	(4,556)	(718)	140	(4,098)	(10,168)
Redemptions to pay cost of insurance charges and administration charges (note 5)		(42,188)	(40,882)	(8,623)	(11,047)	(27,978)	(29,733)	(63,231)	(58,452)
Adjustments to maintain reserves		296	4,469	(239)	261	(362)	3,353	2,456	(3,394)

Net equity transactions		358,502	(664,988)	(49,001)	(57,940)	10,883	(20,638)	(8,133)	(177,121)

Net change in contract owners’ equity		181,157	(555,471)	(53,630)	(42,360)	(15,099)	13,426	(111,729)	25,758
Contract owners’ equity beginning of period		551,898	1,107,369	207,824	250,184	280,976	267,550	1,306,644	1,280,886

Contract owners’ equity end of period	$	733,055	551,898	154,194	207,824	265,877	280,976	1,194,915	1,306,644

CHANGES IN UNITS:
Beginning units		2,813	4,172	271	323	2,003	2,200	6,860	7,877
Units purchased		1,590	1,091	29	53	526	502	688	523
Units redeemed		(516)	(2,450)	(122)	(105)	(452)	(699)	(752)	(1,540)

Ending units		3,887	2,813	178	271	2,077	2,003	6,796	6,860

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

		TRBCG2		TREI2		TRHS2		TRLT2
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$	-	(7,715)	-	9,690	(1,261)	(49)	-	16
Realized gain (loss) on investments		-	75,314	-	(128,155)	5,364	1,967	-	7
Change in unrealized gain (loss) on investments		-	101,389	-	329,815	(16,605)	(319)	-	(2)
Reinvested capital gains		-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		-	168,988	-	211,350	(12,502)	1,599	-	21

Equity transactions:
Purchase payments received from contract owners		-	292,515	-	290,913	352,617	66,153	-	-
Transfers between funds (note 5)		-	(17)	-	-	10	-	-	-
Surrenders and Death Benefits (notes 3 and note 5)		-	(1,539,868)	-	(2,244,524)	(71,386)	(25,965)	-	-
Net policy repayments (loans) (note 4)		-	(152)	-	(6,750)	(305)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)		-	(78,651)	-	(134,924)	(21,012)	(410)	-	-
Adjustments to maintain reserves		-	154	-	3,810	34	32	-	(21)

Net equity transactions		-	(1,326,019)	-	(2,091,475)	259,958	39,810	-	(21)

Net change in contract owners’ equity		-	(1,157,031)	-	(1,880,125)	247,456	41,409	-	-
Contract owners’ equity beginning of period		-	1,157,031	-	1,880,125	41,409	-	-	-

Contract owners’ equity end of period	$	-	-	-	-	288,865	41,409	-	-

CHANGES IN UNITS:
Beginning units		-	10,571	-	18,737	391	-	-	-
Units purchased		-	2,891	-	3,123	2,904	659	-	-
Units redeemed		-	(13,462)	-	(21,860)	(808)	(268)	-	-

Ending units		-	-	-	-	2,487	391	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

		VWBFR		VWBF		VWEMR		VWEM
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$	337,166	147,193	249,162	115,599	72,756	(533)	82,362	10,154
Realized gain (loss) on investments		(4,341)	(15,653)	21,648	(30,001)	(285,739)	(1,957,566)	(1,108,009)	(2,941,033)
Change in unrealized gain (loss) on investments		(94,592)	117,225	(93,464)	111,366	(3,616,807)	5,253,940	(2,893,798)	6,629,324
Reinvested capital gains		91,314	-	68,157	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		329,547	248,765	245,503	196,964	(3,829,790)	3,295,841	(3,919,445)	3,698,445

Equity transactions:
Purchase payments received from contract owners		526,682	545,605	170,171	277,908	1,335,531	1,651,190	390,424	865,807
Transfers between funds (note 5)		280,550	96,204	(1,011)	(461)	(155,414)	(239,108)	(49,753)	(98,784)
Surrenders and Death Benefits (notes 3 and note 5)		(556,177)	(850,878)	(414,336)	(742,432)	(1,358,459)	(2,140,080)	(1,911,356)	(3,512,897)
Net policy repayments (loans) (note 4)		(29,979)	(37,993)	5,245	7,363	49,497	(90,379)	(250,812)	(93,779)
Redemptions to pay cost of insurance charges and administration charges (note 5)		(363,361)	(347,797)	(290,115)	(259,674)	(778,970)	(793,820)	(674,229)	(772,894)
Adjustments to maintain reserves		(647)	(53,488)	9,041	(6,040)	5,053	(32,646)	(70,463)	18,402

Net equity transactions		(142,932)	(648,347)	(521,005)	(723,336)	(902,762)	(1,644,843)	(2,566,189)	(3,594,145)

Net change in contract owners’ equity		186,615	(399,582)	(275,502)	(526,372)	(4,732,552)	1,650,998	(6,485,634)	104,300
Contract owners’ equity beginning of period		4,550,582	4,950,164	3,398,403	3,924,775	15,560,212	13,909,214	17,173,355	17,069,055

Contract owners’ equity end of period	$	4,737,197	4,550,582	3,122,901	3,398,403	10,827,660	15,560,212	10,687,721	17,173,355

CHANGES IN UNITS:
Beginning units		22,637	26,836	6,861	8,890	41,617	46,050	29,643	36,924
Units purchased		3,834	4,497	164	310	6,934	7,097	529	1,329
Units redeemed		(5,895)	(8,696)	(1,333)	(2,339)	(8,643)	(11,530)	(5,508)	(8,610)

Ending units		20,576	22,637	5,692	6,861	39,908	41,617	24,664	29,643

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

		VWHAR		VWHA		VVEI		VVHYB
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$	93,372	(26,687)	46,756	(16,539)	24,966	31,005	80,329	66,194
Realized gain (loss) on investments		(70,152)	38,787	259,419	33,589	(76,502)	(80,816)	(22,764)	(12,107)
Change in unrealized gain (loss) on investments		(2,407,123)	3,017,437	(1,551,175)	1,710,175	215,623	261,612	14,057	66,330
Reinvested capital gains		170,145	-	94,646	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		(2,213,758)	3,029,537	(1,150,354)	1,727,225	164,087	211,801	71,622	120,417

Equity transactions:
Purchase payments received from contract owners		1,424,559	2,038,394	515,454	1,128,172	235,960	298,651	194,780	235,045
Transfers between funds (note 5)		214,891	591,607	2,723	(2,631)	(13)	(1)	-	(1)
Surrenders and Death Benefits (notes 3 and note 5)		(1,984,800)	(1,307,858)	(1,029,282)	(1,204,279)	(163,706)	(111,060)	(156,873)	(68,057)
Net policy repayments (loans) (note 4)		(62,341)	(110,008)	(43,479)	(2,503)	(12,981)	(4,875)	(3,211)	(1,478)
Redemptions to pay cost of insurance charges and administration charges (note 5)		(636,434)	(555,091)	(467,357)	(321,353)	(152,671)	(164,553)	(103,914)	(106,117)
Adjustments to maintain reserves		(3,200)	(58,600)	(4,877)	(24,000)	19	1,275	75	922

Net equity transactions		(1,047,325)	598,444	(1,026,818)	(426,594)	(93,392)	19,437	(69,143)	60,314

Net change in contract owners’ equity		(3,261,083)	3,627,981	(2,177,172)	1,300,631	70,695	231,238	2,479	180,731
Contract owners’ equity beginning of period		13,941,416	10,313,435	7,875,356	6,574,725	1,797,857	1,566,619	1,233,721	1,052,990

Contract owners’ equity end of period	$	10,680,333	13,941,416	5,698,184	7,875,356	1,868,552	1,797,857	1,236,200	1,233,721

CHANGES IN UNITS:
Beginning units		29,000	27,655	7,256	8,720	11,762	11,643	7,735	7,329
Units purchased		4,347	7,489	222	556	1,536	2,252	1,305	1,848
Units redeemed		(7,232)	(6,144)	(1,989)	(2,020)	(2,106)	(2,133)	(1,723)	(1,442)

Ending units		26,115	29,000	5,489	7,256	11,192	11,762	7,317	7,735

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

		VVMCI		VVHGB		WRASP		SVDF
		2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$	2,054	(742)	27,892	30,072	1,786	1,247	(7,118)	(5,313)
Realized gain (loss) on investments		(120,676)	(119,483)	16,642	16,076	37,090	(2,774)	50,117	87,689
Change in unrealized gain (loss) on investments		32,131	803,479	21,075	15,607	(53,731)	38,115	(51,738)	168,329
Reinvested capital gains		-	-	10,592	2,011	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		(86,491)	683,254	76,201	63,766	(14,855)	36,588	(8,739)	250,705

Equity transactions:
Purchase payments received from contract owners		454,484	535,100	151,249	205,871	145,595	332,711	171,382	397,301
Transfers between funds (note 5)		(42)	(4)	(1)	(1)	-	-	737	-
Surrenders and Death Benefits (notes 3 and note 5)		(260,571)	(208,520)	(141,192)	(190,216)	(277,978)	(12,567)	(16,853)	(253,639)
Net policy repayments (loans) (note 4)		(20,762)	(9,315)	(3,810)	220	10,547	(43,808)	(236)	173
Redemptions to pay cost of insurance charges and administration charges (note 5)		(283,079)	(279,916)	(109,476)	(114,008)	(33,155)	(28,159)	(49,635)	(40,935)
Adjustments to maintain reserves		(28)	709	100	614	(20)	25,640	(21,176)	(2,149)

Net equity transactions		(109,998)	38,054	(103,130)	(97,520)	(155,011)	273,817	84,219	100,751

Net change in contract owners’ equity		(196,489)	721,308	(26,929)	(33,754)	(169,866)	310,405	75,480	351,456
Contract owners’ equity beginning of period		3,497,838	2,776,530	1,183,581	1,217,335	468,991	158,586	1,009,951	658,495

Contract owners’ equity end of period	$	3,301,349	3,497,838	1,156,652	1,183,581	299,125	468,991	1,085,431	1,009,951

CHANGES IN UNITS:
Beginning units		17,134	16,890	8,615	9,346	3,652	1,332	4,693	3,356
Units purchased		2,581	3,104	1,364	2,081	1,230	3,179	658	3,070
Units redeemed		(3,050)	(2,860)	(2,084)	(2,812)	(2,353)	(859)	(306)	(1,733)

Ending units		16,665	17,134	7,895	8,615	2,529	3,652	5,045	4,693

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	SVOF		WFVSCG		NVAGF3		NVAGF6
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(2,435)	810	(765)	(429)	3,781	11,762	13,621	21,248
Realized gain (loss) on investments	83,314	41,993	3,882	5,795	(20,362)	3,882	(43,524)	1,739
Change in unrealized gain (loss) on investments	(107,486)	67,354	(11,623)	5,168	13,140	(11,095)	17,533	(13,862)
Reinvested capital gains	-	-	-	-	5,599	4,974	20,831	9,160

Net increase (decrease) in contract owners’ equity resulting from operations	(26,607)	110,157	(8,506)	10,534	2,158	9,523	8,461	18,285

Equity transactions:
Purchase payments received from contract owners	130,182	47,670	83,272	54,693	2,262	153,439	2,623	247,126
Transfers between funds (note 5)	1,525	-	-	-	-	-	(142,370)	118,009
Surrenders and Death Benefits (notes 3 and note 5)	(102,158)	(160,321)	(21,186)	(45,203)	(237,915)	(33,419)	(297,548)	(36,232)
Net policy repayments (loans) (note 4)	1,551	3,244	43	(1,027)	263	(2,860)	(160)	(953)
Redemptions to pay cost of insurance charges and administration charges (note 5)	(40,703)	(42,416)	(8,860)	(3,872)	(2,086)	(11,306)	(3,633)	(9,222)
Adjustments to maintain reserves	(19,338)	(9,784)	(89)	(1,184)	(89)	137	(551)	1,305

Net equity transactions	(28,941)	(161,607)	53,180	3,407	(237,565)	105,991	(441,639)	320,033

Net change in contract owners’ equity	(55,548)	(51,450)	44,674	13,941	(235,407)	115,514	(433,178)	338,318
Contract owners’ equity beginning of period	498,872	550,322	57,683	43,742	235,407	119,893	433,178	94,860

Contract owners’ equity end of period	$443,324	498,872	102,357	57,683	-	235,407	-	433,178

CHANGES IN UNITS:
Beginning units	1,056	1,478	349	333	1,926	1,055	487	87
Units purchased	213	173	487	370	28	1,345	3	568
Units redeemed	(210)	(595)	(182)	(354)	(1,954)	(474)	(490)	(168)

Ending units	1,059	1,056	654	349	-	1,926	-	487

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GVGU1		GVGU		BF4		JARLCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	2,173	-	5,604	-	-	-	44
Realized gain (loss) on investments	-	(212,617)	-	(378,484)	-	-	-	8,146
Change in unrealized gain (loss) on investments	-	195,297	-	336,335	-	-	-	(5,723)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(15,147)	-	(36,545)	-	-	-	2,467

Equity transactions:
Purchase payments received from contract owners	-	78,898	-	31,901	-	452	-	-
Transfers between funds (note 5)	-	2	-	-	-	(12,761)	-	-
Surrenders and Death Benefits (notes 3 and note 5)	-	(416,985)	-	(1,031,366)	-	7	-	(29,108)
Net policy repayments (loans) (note 4)	-	4	-	(3,680)	-	441	-	-
Redemptions to pay cost of insurance charges and administration charges (note 5)	-	(7,047)	-	(25,876)	-	12,444	-	(602)
Adjustments to maintain reserves	-	(69,319)	-	(6,819)	-	(583)	-	366

Net equity transactions	-	(414,447)	-	(1,035,840)	-	-	-	(29,344)

Net change in contract owners’ equity	-	(429,594)	-	(1,072,385)	-	-	-	(26,877)
Contract owners’ equity beginning of period	-	429,594	-	1,072,385	-	-	-	26,877

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	645	-	6,858	-	-	-	19
Units purchased	-	5	-	238	-	2	-	-
Units redeemed	-	(650)	-	(7,096)	-	(2)	-	(19)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	MLSZB		GVGF1		GVGH1		SGRF4
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	218	-	417	-	-
Realized gain (loss) on investments	-	-	-	(11,120)	-	(15,792)	-	-
Change in unrealized gain (loss) on investments	-	-	-	13,780	-	20,291	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	2,878	-	4,916	-	-

Equity transactions:
Purchase payments received from contract owners	-	-	-	6,318	-	62,895	-	3,222
Transfers between funds (note 5)	-	(112)	-	-	-	-	-	(17,204)
Surrenders and Death Benefits (notes 3 and note 5)	-	-	-	(170,552)	-	(359,163)	-	310
Net policy repayments (loans) (note 4)	-	106	-	134	-	2,102	-	1,945
Redemptions to pay cost of insurance charges and administration charges (note 5)	-	56	-	(3,354)	-	(4,191)	-	5,977
Adjustments to maintain reserves	-	(50)	-	418	-	387	-	5,750

Net equity transactions	-	-	-	(167,036)	-	(297,970)	-	-

Net change in contract owners’ equity	-	-	-	(164,158)	-	(293,054)	-	-
Contract owners’ equity beginning of period	-	-	-	164,158	-	293,054	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	964	-	1,036	-	-
Units purchased	-	-	-	8	-	45	-	27
Units redeemed	-	-	-	(972)	-	(1,081)	-	(27)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	GGTC		GVUG1		WSCP		VWRER
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(570)	-	(2,707)	-	-	-	(1)
Realized gain (loss) on investments	-	9,447	-	(243,619)	-	-	-	-
Change in unrealized gain (loss) on investments	-	(1,666)	-	303,183	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	7,211	-	56,857	-	-	-	(1)

Equity transactions:
Purchase payments received from contract owners	-	50,215	-	29,506	-	-	-	1,064
Transfers between funds (note 5)	-	-	-	-	-	-	-	(9,103)
Surrenders and Death Benefits (notes 3 and note 5)	-	(294,801)	-	(1,231,834)	-	-	-	10,537
Net policy repayments (loans) (note 4)	-	(1,979)	-	(3,617)	-	-	-	54
Redemptions to pay cost of insurance charges and administration charges (note 5)	-	(4,535)	-	(29,055)	-	-	-	(1,879)
Adjustments to maintain reserves	-	(1,387)	-	1,036	-	-	-	(672)

Net equity transactions	-	(252,487)	-	(1,233,964)	-	-	-	1

Net change in contract owners’ equity	-	(245,276)	-	(1,177,107)	-	-	-	-
Contract owners’ equity beginning of period	-	245,276	-	1,177,107	-	-	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	578	-	7,453	-	-	-	-
Units purchased	-	166	-	228	-	-	-	1
Units redeemed	-	(744)	-	(7,681)	-	-	-	(1)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	VWRE		GVGFS		GVGHS		GGTC3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	-	322	-	345	-	(1,311)
Realized gain (loss) on investments	-	-	-	79,677	-	(11,251)	-	(14,032)
Change in unrealized gain (loss) on investments	-	-	-	(73,748)	-	16,799	-	30,615
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	-	-	6,251	-	5,893	-	15,272

Equity transactions:
Purchase payments received from contract owners	-	15	-	42,355	-	18,125	-	136,738
Transfers between funds (note 5)	-	13	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and note 5)	-	(30)	-	(380,897)	-	(440,922)	-	(678,861)
Net policy repayments (loans) (note 4)	-	-	-	39	-	(8,113)	-	(3,447)
Redemptions to pay cost of insurance charges and administration charges (note 5)	-	(20,536)	-	(6,846)	-	(10,141)	-	(18,293)
Adjustments to maintain reserves	-	9,800	-	(42)	-	(8,345)	-	(6,094)

Net equity transactions	-	(10,738)	-	(345,391)	-	(449,396)	-	(569,957)

Net change in contract owners’ equity	-	(10,738)	-	(339,140)	-	(443,503)	-	(554,685)
Contract owners’ equity beginning of period	-	10,738	-	339,140	-	443,503	-	554,685

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	-	-	3,182	-	4,136	-	5,068
Units purchased	-	-	-	109	-	205	-	1,344
Units redeemed	-	-	-	(3,291)	-	(4,341)	-	(6,412)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	FALF
	2011	2010
Investment activity:
Net investment income (loss)	$-	744
Realized gain (loss) on investments	-	(9,161)
Change in unrealized gain (loss) on investments	-	10,081
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,664

Equity transactions:
Purchase payments received from contract owners	-	4,002
Transfers between funds (note 5)	-	-

Surrenders and Death Benefits (notes 3 and note 5)	-	(47,257)
Net policy repayments (loans) (note 4)	-	67
Redemptions to pay cost of insurance charges and administration charges (note 5)	-	(1,732)
Adjustments to maintain reserves	-	182

Net equity transactions	-	(44,738)

Net change in contract owners’ equity	-	(43,074)
Contract owners’ equity beginning of period	-	43,074

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	389
Units purchased	-	39
Units redeemed	-	(428)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Organization

The Nationwide Provident VLI Separate Account 1 (the Account) was established by Nationwide Life Insurance Company of America (Nationwide Provident) under the provisions of the Pennsylvania Insurance Law. The Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Nationwide NVIT Nationwide Fund Class IV, Nationwide NVIT Money Market Fund Class IV, Nationwide NVIT Government Bond Fund Class IV and J.P. Morgan NVIT Balanced Fund Class IV subaccounts are the only subaccounts available with single premium and scheduled premium policies.

On December 31, 2009 NLICA merged with Nationwide Life and Insurance Company (NLIC or the Company) with NLIC as the surviving entity.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
BLACKROCK FUNDS
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Initial Class (MIGIC)
Value Series - Initial Class (MVFIC)
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Emerging Markets Debt Portfolio - Class I (MSEM)
U.S. Real Estate Portfolio - Class I (MSVRE)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT International Equity Fund - Class III (GIG3)
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
NVIT Cardinal Conservative Fund - Class I (NVCCN1)*
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
NVIT Core Bond Fund - Class I (NVCBD1)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT Core Plus Bond Fund - Class I (NVLCP1)
NVIT Fund - Class IV (TRF4)
NVIT Government Bond Fund - Class I (GBF)
NVIT Government Bond Fund - Class IV (GBF4)
American Century NVIT Growth Fund - Class IV (CAF4)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT S&P 500 Index Fund - Class IV (GVEX4)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
NVIT Real Estate Fund - Class I (NVRE1)
NVIT Money Market Fund - Class IV (SAM4)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
VPS Growth and Income Portfolio - Class A (ALVGIA)
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund - Class I (ACVIG)
VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)
VP International Fund - Class III (ACVI3)*
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Ultra(R) Fund - Class I (ACVU1)
VP Vista(SM) Fund - Class I (ACVVS1)
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Capital Appreciation Fund II - Primary Shares (FVCA2P)
Quality Bond Fund II - Primary Shares (FQB)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Equity-Income Portfolio - Initial Class (FEIP)
High Income Portfolio - Initial Class (FHIP)
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Fund - Growth Portfolio - Initial Class (FGP)
VIP Fund - Growth Portfolio - Service Class (FGS)
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
VIP Fund - Overseas Portfolio - Initial Class (FOP)
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
VIP Fund - Overseas Portfolio - Service Class (FOS)
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 1 (TIF)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
International Portfolio - S Class Shares (AMINS)
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Partners Portfolio - I Class Shares (AMTP)
Regency Portfolio - S Class Shares (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)
High Income Fund/VA - Class 3 (OVHI3)
High Income Fund/VA - Non-Service Shares (OVHI)
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
Low Duration Portfolio - Administrative Class (PMVLDA)
Total Return Portfolio - Administrative Class (PMVTRA)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
Putnam VT International Equity Fund - IB Shares (PVTIGB)
Putnam VT Voyager Fund - IB Shares (PVTVB)
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
V.I. Basic Value Fund - Series I (AVBVI)
V.I. Capital Appreciation Fund - Series I (AVCA)
V.I. Capital Development Fund - Series I (AVCDI)
T. ROWE PRICE
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Global Bond Fund: Class R1 (VWBFR)
VIP Trust - Global Bond Fund: Initial Class (VWBF)
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VANGUARD GROUP OF INVESTMENT COMPANIES
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)

Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

WADDELL & REED, INC.
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
WELLS FARGO FUNDS
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*At December 31, 2011, contract owners were not invested in the fund.

The policyholder’s equity is affected by the investment results of each fund, equity transactions by policyholders and certain contract expenses (see note 5).

Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as policyholders net premiums in the accompanying statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies. The Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(2) Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Account in preparing the accompanying financial statements.

(a) Investment Valuation

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(b) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

(c) Estimates

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

(d) Recently Issued Accounting Standards

FASB ASC 820 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy.

Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(e) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3) Death Benefits

Death benefit proceeds result in a redemption of policy value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by the Company’s general account.

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

(4) Policy Loans

Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by Nationwide Provident’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(5) Expenses and Related Party Transactions

(a) Deductions from Premiums

Nationwide Provident makes certain deductions from premiums before amounts are allocated to each subaccount selected by the policyholder. The deductions may include (1) state premium taxes (0-4% of premium/scheduled premium payments depending on the Insured state of residence), (2) premiums for supplementary benefits, (3) sales charges (5% of each scheduled base/unscheduled premium for Options policies only) and (4) premium processing charges and Federal tax charges (1.5-10% of premiums). Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets.

For the period ended December 31, 2011 total front-end sales charge deductions were $3,263,618 and was recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

For the periods ended December 31, 2011 and 2010, total transfers between the Account and the Company were $5,363,292 and $4,070,829, respectively. Transfers to and from the Account to the fixed account are included in either redemptions, or transfers between funds on the accompanying Statements of Changes in Contract Owners’ Equity.

(b) Mortality and Expense Charges

In addition to the aforementioned charges, each subaccount is charged for mortality and expense risks assumed by the Company. The annual rates charged to cover these risks range from 0.00% to 1.00% of the average daily net assets held for the benefit of policyholders. These charges are assessed through the daily unit value calculation.

(c) Cost of Insurance

Each subaccount is also charged by the Company for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

(d) Administrative Charges

Depending upon the type of policy, additional recurring monthly deductions may be made for (1) administrative charges (current charges ranging from $3.25-$11.00; guaranteed maximum charges ranging from a flat fee of $16 to a range of $3.25 plus $0.015 per $1,000 of face amount to $12 plus $0.03 per $1,000 of face amount), (2) first year policy charges (current charges ranging from $5.00-$17.50; guaranteed maximum charges ranging from a flat fee of $5.00 to $17.50 or $17.50 plus an amount per $1,000 of Face Amount (ranging from $0-0.11 per $1,000 of face amount) and (3) supplementary charges (ranging from $0-0.11 per $1,000 of face amount).

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

Optional monthly deductions for additional riders may be made for (1) disability waiver benefit rider which waives monthly deductions in the event of disability (current and guaranteed maximum charge ranging from $.01-$1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (current and guaranteed maximum charges range from 2% to 23.2% of agreed upon premium amount to an annual rate of $0.17 - $5.32 per $1,000 of Face Amount added to each scheduled premium payment. If the Special Premium Payment Provision is in effect, an annual rate of $0.16 - $4.92 per $1,000 of Face Amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider (current charge of $.02-$115.10 per $1,000 of coverage for single life policies and $0-$20.79 for survivorship policies; guaranteed maximum charge of $0.09 - $420.82 per $1,000 of Rider coverage amount per month), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual (current charges of $.06-$113.17 per $1,000 of rider coverage; guaranteed maximum charge of $0.09 - $420.82 per $1,000 of Rider Coverage amount per month), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid (current and guaranteed maximum charges are $.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02-$3.24 per $1,000 of net amount at risk; no maximum amount is guaranteed), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($.01-$3.47 per $1,000 of net amount at risk; no maximum amount is guaranteed), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01-$8.72 per $1,000 of rider coverage) and (10) four years survivorship term life insurance provides additional death benefits in the first four years of the policy (current charges ranging from $.03-$.15 per $1,000 of rider coverage; guaranteed maximum charge ranging from $0.03 - $2.75 per $1,000 of Rider coverage amount per month).

A face amount increase charge is made upon an increase in face amount (current charges are as low as $0.00; guaranteed maximum charges range from $50-$300 plus $0-$3 per $1,000 of face amount increase). During any given policy year, the first four or twelve transfers (depending on the policy) by a policyholder of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are included in the Statements of Changes in Contract Owner’s Equity and are assessed against each policy by liquidating units.

The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $0-$5 per $1,000 face amount. The deferred sales load charge ranges from 6-35% of premiums paid up to the sales surrender cap. A deferred sales charge and/or a deferred administrative charge will be imposed if certain policies are surrendered or lapse at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied to surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount).

A portion of the deferred sales charge and/or deferred administrative charge will be deducted if the face amount is decreased in the first 10-15 years or the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are included with administrative charges in the Statements of Changes in Contract Owner’s Equity and are assessed against each policy by liquidating units. Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the statements of operations.

The Company made a daily asset charge against the assets of the Zero Coupon Bond 2007 Series Subaccount. The charge was to reimburse the Company for the transaction charge paid directly by the Company to Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPFS) on the sale of the Zero Coupon Trust units to the Zero Coupon Bond 2007 Series Subaccount. The Company paid these amounts from general account assets. The amount of the asset charge currently was equivalent to an effective annual rate of .25% of the average daily net assets of each Subaccount. The charge was cost based (taking into account the loss of interest) with no anticipated element of profit for the Company. These charges were included in the statements of changes in net assets and were assessed against each policy by liquidating units.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

(6) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$1,102,492,288	$0	$0	$1,102,492,288

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2011 are as follows:

	Purchases of Investments	Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares ( AASCO)	$605,406	$3,759,591
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II ( MLVGA2)	368,677	429,022
Stock Index Fund, Inc. - Initial Shares ( DSIF)	991,573	1,605,282
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS)	470,924	822,854
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS)	235,984	1,241,648
Janus Aspen Series - Global Technology Portfolio - Service II Shares ( JAGTS2)	241,767	325,012
Janus Aspen Series - Global Technology Portfolio - Service Shares ( JAGTS)	91,140	125,253
Janus Aspen Series - Overseas Portfolio - Service II Shares ( JAIGS2)	777,096	1,770,412
Janus Aspen Series - Overseas Portfolio - Service Shares ( JAIGS)	396,174	1,127,663
Investors Growth Stock Series - Initial Class ( MIGIC)	211,466	234,562
Value Series - Initial Class ( MVFIC)	392,218	695,205
Variable Insurance Trust II - International Value Portfolio - Service Class ( MVIVSC)	550,680	62,555
Core Plus Fixed Income Portfolio - Class I ( MSVFI)	114,395	205,705
Emerging Markets Debt Portfolio - Class I ( MSEM)	270,900	210,856
U.S. Real Estate Portfolio - Class I ( MSVRE)	121,101	253,419
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1)	516,516	2,139,004
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2)	254,985	102,979

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

American Funds NVIT Bond Fund - Class II (GVABD2)	75,878	54,836
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	168,784	192,642
American Funds NVIT Growth Fund - Class II (GVAGR2)	180,093	231,181
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	31,792	27,861
Federated NVIT High Income Bond Fund - Class I (HIBF)	126,930	168,577
Federated NVIT High Income Bond Fund - Class III (HIBF3)	460,179	429,413
NVIT Emerging Markets Fund - Class I (GEM)	154,850	501,581
NVIT Emerging Markets Fund - Class III (GEM3)	425,012	1,217,735
NVIT International Equity Fund - Class III (GIG3)	160,972	63,912
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	120,814	210,156
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	697,393	2,940,245
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	141,839	12,787
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	95,314	233,934
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	13,576	958
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	54,767	362,554
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	341	13,233
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	164,193	34,420
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	168,515	109,338
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	5,610	2,665
NVIT Core Bond Fund - Class I (NVCBD1)	68,717	78,003
NVIT Core Plus Bond Fund - Class I (NVLCP1)	4,789	6,254
NVIT Fund - Class IV (TRF4)	4,478,138	12,388,410
NVIT Government Bond Fund - Class I (GBF)	138,422	168,984
NVIT Government Bond Fund - Class IV (GBF4)	2,297,114	6,333,871
American Century NVIT Growth Fund - Class IV (CAF4)	1,045,208	2,907,104
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	438,233	586,503
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	22,457	2,988
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	5,450	7,785
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	1,760,083	466,851
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	3,329,128	5,420,867
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	2,957,127	4,841,548
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	232,555	215,416
NVIT Mid Cap Index Fund - Class I (MCIF)	826,518	732,416
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	253,266	324,923
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	1,560,539	2,458,351
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)	455,422	3,216,482
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	378,472	2,103,989
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,690,099	724,232
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	1,144,519	7,030,526
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	269,214	770,761
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	326,075	491,476
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)	695,199	2,616,285
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)	704,148	2,996,376
NVIT Multi-Sector Bond Fund - Class I (MSBF)	336,274	399,016
NVIT S&P 500 Index Fund - Class IV (GVEX4)	4,702,379	16,653,778
NVIT Short Term Bond Fund - Class II (NVSTB2)	1,314,756	659,701
NVIT Large Cap Growth Fund - Class I (NVOLG1)	2,648,914	18,621,980
Templeton NVIT International Value Fund - Class III (NVTIV3)	108,018	16,811
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)	975,976	2,296,704
NVIT Real Estate Fund - Class I (NVRE1)	377,717	705,057
NVIT Money Market Fund - Class IV (SAM4)	11,719,647	16,043,984
VPS Growth and Income Portfolio - Class A (ALVGIA)	111,116	517,838
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	462,422	969,553
VP Income & Growth Fund - Class I (ACVIG)	127,735	210,136
VP Inflation Protection Fund - Class II (ACVIP2)	729,785	562,050
VP International Fund - Class I (ACVI)	127,760	142,605
VP International Fund - Class III (ACVI3)	-	-
VP Mid Cap Value Fund - Class I (ACVMV1)	202,734	298,533
VP Ultra(R) Fund - Class I (ACVU1)	4,842	24,272

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

VP Value Fund - Class I (ACVV)	3,649	5,356
VP Vista(SM) Fund - Class I (ACVVS1)	2	167
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	647,144	1,070,558
Appreciation Portfolio - Initial Shares (DCAP)	396,188	624,055
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	131,669	107,010
Capital Appreciation Fund II - Primary Shares (FVCA2P)	10,393	21,018
Quality Bond Fund II - Primary Shares (FQB)	542,024	661,527
Equity-Income Portfolio - Initial Class (FEIP)	4,539,379	13,414,895
High Income Portfolio - Initial Class (FHIP)	1,034,118	1,776,498
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)	1,986,430	4,998,047
VIP Fund - Contrafund Portfolio - Initial Class (FCP)	85,940	170,354
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	718,622	474,716
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	555,509	477,829
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	212,506	124,893
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	245,512	212,821
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	317,083	231,385
VIP Fund - Growth Portfolio - Initial Class (FGP)	4,004,309	17,643,933
VIP Fund - Growth Portfolio - Service Class (FGS)	217,353	319,998
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)	1,080,956	1,480,174
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)	5,076,137	7,452,288
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	255,770	189,009
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	848,551	2,825,294
VIP Fund - Overseas Portfolio - Initial Class (FOP)	475,020	2,993,705
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)	2,178,443	3,595,634
VIP Fund - Overseas Portfolio - Service Class (FOS)	2,762	15,747
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	362,380	212,898
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	158,872	500,094
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	1,369,010	2,153,094
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	639,522	1,584,618
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	231,579	702,249
Templeton Foreign Securities Fund - Class 1 (TIF)	213,152	312,137
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	719,734	419,991
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	849	28,030
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	1,156,291	2,817,283
International Portfolio - S Class Shares (AMINS)	1,782	1,412
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	13,553	23,090
Partners Portfolio - I Class Shares (AMTP)	144,485	577,483
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	176,905	346,528
Socially Responsive Portfolio - I Class Shares (AMSRS)	106,509	92,777
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	1	190
Global Securities Fund/VA - Class 3 (OVGS3)	780,423	942,251
Global Securities Fund/VA - Non-Service Shares (OVGS)	88,084	525,217
High Income Fund/VA - Class 3 (OVHI3)	84,490	38,013
High Income Fund/VA - Non-Service Shares (OVHI)	100,652	187,122
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	166,369	473,216
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	92,597	414,268
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	80,206	84,773
Low Duration Portfolio - Administrative Class (PMVLDA)	262,815	343,686
Total Return Portfolio - Administrative Class (PMVTRA)	474,115	5,452
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	78,072	69,543
Putnam VT International Equity Fund - IB Shares (PVTIGB)	5,050	16,742
Putnam VT Voyager Fund - IB Shares (PVTVB)	487,934	135,066
V.I. Basic Value Fund - Series I (AVBVI)	16,948	64,409
V.I. Capital Appreciation Fund - Series I (AVCA)	60,330	50,831
V.I. Capital Development Fund - Series I (AVCDI)	102,792	123,104
Blue Chip Growth Portfolio - II (TRBCG2)	-	161
Equity Income Portfolio - II (TREI2)	2	291
Health Sciences Portfolio - II (TRHS2)	350,616	91,958
VIP Trust - Global Bond Fund: Class R1 (VWBFR)	1,180,315	896,763

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Trust - Global Bond Fund: Initial Class (VWBF)	430,797	641,674
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)	1,180,244	2,066,975
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	368,305	2,851,551
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)	1,477,069	2,277,070
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	599,798	1,492,773
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)	182,483	249,895
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)	225,493	213,913
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)	324,308	431,982
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)	162,404	226,871
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	151,620	304,890
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)	170,303	100,801
Advantage VT Opportunity Fund - Class 2 (SVOF)	153,317	183,423
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	81,482	28,994
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)	11,914	240,030
AllianceBernstein NVIT Global Fixed Income Fund - Class VI(obsolete) (NVAGF6)	36,592	444,036

Total	$99,716,853	$223,807,998

(7) Financial Highlights

The Company offers several variable life products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
SmallCap Growth Portfolio - Class O Shares (AASCO)
2011	0.60% to 0.75%	112,712	$ 1,525.94 to $ 149.05	$22,501,240	0.00%	-3.76% to -3.90%
2010	0.60% to 0.75%	127,524	1,585.57 to $ 155.10	26,343,396	0.00%	24.54% to 24.36%
2009	0.60% to 0.75%	149,187	1,273.09 to 124.72	24,454,761	0.00%	44.64% to 44.42%
2008	0.60% to 0.75%	172,061	880.2 to 86.36	19,374,622	0.00%	-46.92% to -47%
2007	0.60% to 0.75%	183,894	1658.29 to 162.95	39,481,884	0.00%	16.54% to 16.36%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2011	0.75%	6,658	126.46	841,939	1.91%	-4.35%
2010	0.75%	7,341	132.20	970,493	1.81%	9.06%
2009	0.75%	3,470	121.22	420,625	2.38%	21.22%	****
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2011	0.60% to 0.75%	8,566	1,717.43 to 169.53	2,308,774	2.26%	0.75% to 0.60%
2010	0.60% to 0.75%	11,918	1,704.65 to 168.52	2,840,838	2.69%	7.47% to 7.31%
2009	0.60% to 0.75%	12,140	1586.12 to 157.03	2,546,022	3.15%	24.83% to 24.64%
2008	0.60% to 0.75%	9,537	1270.61 to 125.99	1,400,772	2.83%	-16.56% to -16.69%
2007	0.60% to 0.75%	5,511	1522.83 to 151.22	1,032,293	2.32%	9.62% to 9.46%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.60% to 0.75%	19,604	1,596.76 to 157.38	3,524,879	0.24%	-7.50% to -7.64%
2010	0.60% to 0.75%	25,408	1,726.18 to 170.39	4,842,599	0.26%	5.84% to 5.68%
2009	0.60% to 0.75%	24,248	1630.89 to 161.22	4,355,169	0.02%	45.14% to 44.92%
2008	0.60% to 0.75%	19,072	1123.66 to 111.25	2,416,800	0.01%	-44.64% to -44.73%
2007	0.60% to 0.75%	17,297	2029.84 to 201.27	4,181,145	0.20%	35.81% to 35.61%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2011	0.65% to 0.75%	4,554	147.46 to 146.33	668,411	0.00%	-9.40% to -9.49%
2010	0.65% to 0.75%	5,088	162.75 to 161.67	824,618	0.00%	23.71% to 23.59%
2009	0.65% to 0.75%	5,013	131.56 to 130.82	657,526	0.00%	56.08% to 55.92%
2008	0.65% to 0.75%	4,559	84.29 to 83.9	383,203	0.09%	-44.26% to -44.32%
2007	0.65% to 0.75%	4,592	151.22 to 150.67	693,195	0.59%	20.96% to 20.84%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2011	0.60% to 0.75%	687	1,453.41 to 143.25	208,526	0.00%	-9.20% to -9.34%
2010	0.60% to 0.75%	845	1,600.72 to 158.00	263,500	0.00%	23.65% to 23.47%
2009	0.60% to 0.75%	797	1294.53 to 127.97	167,470	0.00%	55.96% to 55.72%
2008	0.60% to 0.75%	1,026	830.05 to 82.18	98,533	0.08%	-44.31% to -44.39%
2007	0.60% to 0.75%	1,416	1490.41 to 147.78	235,882	0.34%	20.97% to 20.78%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2009	0.60%	19	1414.58	26,877	1.15%	21.82%
2008	0.60% to 0.75%	1,151	1161.19 to 115.14	154,480	0.70%	-36.62% to -36.72%
2007	0.60% to 0.75%	1,135	1832.2 to 181.94	243,433	0.48%	5.49% to 5.34%
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.65% to 0.75%	27,919	196.42 to 194.93	5,465,606	0.37%	-32.77% to -32.84%
2010	0.65% to 0.75%	31,882	292.18 to 290.24	9,288,177	0.58%	24.22% to 24.10%
2009	0.65% to 0.75%	33,537	235.21 to 233.88	7,869,144	0.45%	77.91% to 77.73%
2008	0.65% to 0.75%	32,523	132.21 to 131.59	4,290,799	2.99%	-52.52% to -52.57%
2007	0.65% to 0.75%	24,230	278.44 to 277.43	6,734,353	0.44%	27.24% to 27.11%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2011	0.60% to 0.75%	2,651	2,108.84 to 207.85	1,460,248	0.37%	-32.74% to -32.84%
2010	0.60% to 0.75%	4,134	3,135.45 to 309.49	3,125,971	0.58%	24.27% to 24.08%
2009	0.60% to 0.75%	3,810	2,523.11 to 249.42	2,631,286	0.47%	78.00% to 77.73%
2008	0.60% to 0.75%	4,620	1417.47 to 140.34	1,627,041	2.83%	-52.51% to -52.59%
2007	0.60% to 0.75%	5,892	2985.08 to 295.98	3,941,557	0.43%	27.25% to 27.06%
Investors Growth Stock Series - Initial Class (MIGIC)
2011	0.60% to 0.75%	3,814	1,499.62 to 148.03	760,341	0.58%	-0.02% to -0.17%
2010	0.60% to 0.75%	3,983	1,499.96 to 148.28	786,900	0.52%	11.80% to 11.63%
2009	0.60% to 0.75%	4,471	1341.62 to 132.83	723,505	0.77%	38.72% to 38.51%
2008	0.60% to 0.75%	4,507	967.15 to 95.9	507,212	0.59%	-37.25% to -37.35%
2007	0.60% to 0.75%	4,862	1541.29 to 153.05	862,693	0.32%	10.69% to 10.52%
Value Series - Initial Class (MVFIC)
2011	0.60% to 0.75%	12,708	1,730.27 to 170.79	2,582,973	1.45%	-0.90% to -1.05%
2010	0.60% to 0.75%	14,394	1,745.94 to 172.60	2,946,229	1.58%	10.87% to 10.70%
2009	0.60% to 0.75%	15,134	1574.81 to 155.91	2,912,845	1.35%	21.98% to 21.8%
2008	0.60% to 0.75%	16,210	1291.03 to 128.01	2,558,791	1.31%	-32.99% to -33.09%
2007	0.60% to 0.75%	18,297	1926.52 to 191.31	4,318,143	0.94%	7.26% to 7.1%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2011	0.60% to 0.75%	864	1,054.50 to 105.19	540,878	1.44%	-2.36% to -2.51%
2010	0.60% to 0.75%	368	1,080.03 to 107.90	82,482	0.00%	8.00% to 7.90%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2011	0.60% to 0.75%	5,478	1,288.21 to 127.16	728,563	3.49%	5.02% to 4.86%
2010	0.60% to 0.75%	5,985	1,226.66 to 121.26	803,778	6.04%	6.50% to 6.34%
2009	0.60% to 0.75%	5,802	1151.76 to 114.03	781,170	9.56%	8.99% to 8.83%
2008	0.60% to 0.75%	9,326	1056.77 to 104.78	1,308,628	4.68%	-10.74% to -10.88%
2007	0.60% to 0.75%	9,965	1183.94 to 117.57	1,564,281	3.46%	4.82% to 4.66%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	0.60% to 0.75%	857	$ 2,055.04 to $ 202.85	$487,248	3.59%	6.39% to 6.24%
2010	0.60% to 0.75%	914	1,931.53 to 190.94	415,297	3.91%	9.09% to 8.92%
2009	0.60% to 0.75%	909	1770.61 to 175.3	384,950	8.41%	29.43% to 29.24%
2008	0.60% to 0.75%	1,163	1368 to 135.64	365,135	7.77%	-15.49% to -15.61%
2007	0.60% to 0.75%	1,307	1618.66 to 160.74	467,623	6.93%	5.89% to 5.73%
U.S. Real Estate Portfolio - Class I (MSVRE)
2011	0.60% to 0.75%	506	2,459.66 to 242.79	623,871	0.81%	5.29% to 5.13%
2010	0.60% to 0.75%	577	2,336.14 to 230.94	714,297	2.24%	29.18% to 28.99%
2009	0.60% to 0.75%	529	1808.38 to 179.04	513,453	5.76%	27.59% to 27.4%
2008	0.60% to 0.75%	17,854	1417.37 to 140.54	2,819,856	3.47%	-38.27% to -38.36%
2007	0.60% to 0.75%	23,396	2295.96 to 228	5,815,477	1.10%	-17.57% to -17.69%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.65% to 0.75%	1,926	122.27 to 122.06	235,407	8.61%	7.54% to 7.43%
2009	0.65% to 0.75%	1,055	113.70 to 113.62	119,893	6.73%	13.70% to 13.62%	****
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	0.60% to 0.75%	487	1,218.29 to 121.52	433,178	9.24%	7.11% to 6.95%
2009	0.60% to 0.75%	87	1,137.41 to 113.63	94,860	7.10%	13.74% to 13.63%	****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	0.60% to 0.75%	39,418	1,412.07 to 140.64	5,932,300	1.54%	0.05% to -0.10%
2010	0.60% to 0.75%	49,756	1,411.43 to 140.79	7,648,927	2.08%	12.79% to 12.62%
2009	0.65% to 0.75%	114	125.10 to 125.02	14,257	0.64%	25.10% to 25.02%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.75%	4,069	105.23	428,163	1.26%	0.18%
2010	0.75%	2,613	105.04	274,470	1.53%	11.18%
2009	0.75%	2,528	94.48	238,838	0.09%	22.49%
2008	0.75%	2,079	77.13	160,345	3.69%	-30.3%
2007	0.75%	1,044	110.66	115,502	2.96%	5.34%
American Funds NVIT Bond Fund - Class II (GVABD2)
2011	0.75%	3,430	117.81	404,101	2.28%	4.94%
2010	0.75%	3,304	112.27	370,947	2.20%	5.20%
2009	0.75%	3,185	106.72	339,917	0.37%	11.31%
2008	0.75%	2,962	95.88	284,015	5.63%	-10.55%
2007	0.75%	2,900	107.18	310,864	10.19%	2.21%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2011	0.75%	10,600	104.23	1,104,819	0.94%	-9.99%
2010	0.75%	10,796	115.79	1,250,075	0.94%	10.47%
2009	0.75%	9,470	104.82	992,619	0.00%	40.55%
2008	0.75%	6,303	74.58	470,075	2.92%	-39.10%
2007	0.75%	3,650	122.45	446,988	3.19%	13.51%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2011	0.75%	10,834	96.94	1,050,273	0.26%	-5.40%
2010	0.75%	11,279	102.47	1,155,814	0.19%	17.31%
2009	0.75%	11,716	87.35	1,023,433	0.00%	37.75%
2008	0.75%	9,249	63.42	586,558	2.57%	-44.63%
2007	0.75%	2,536	114.53	290,487	0.70%	11.06%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2011	0.75%	2,273	83.89	190,672	0.96%	-2.96%
2010	0.75%	2,232	86.45	192,953	1.24%	10.15%
2009	0.75%	2,629	78.49	206,338	0.00%	29.71%
2008	0.75%	1,478	60.51	89,399	2.37%	-38.53%
2007	0.75%	738	98.43	72,608	1.83%	-1.57%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	0.60% to 0.75%	1,184	1,676.23 to 165.46	412,503	8.30%	3.20% to 3.04%
2010	0.60% to 0.75%	1,509	1,624.29 to 160.57	478,346	7.72%	12.48% to 12.31%
2009	0.60% to 0.75%	2,426	1444.1 to 142.97	847,125	11.21%	45.12% to 44.91%
2008	0.60% to 0.75%	2,375	995.07 to 98.66	331,329	8.94%	-28.42% to -28.53%
2007	0.60% to 0.75%	3,159	1390.16 to 138.05	630,844	7.16%	2.51% to 2.36%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.65% to 0.75%	11,223	142.10 to 141.16	1,589,889	8.36%	3.14% to 3.03%
2010	0.65% to 0.75%	11,917	137.78 to 137.01	1,637,352	9.33%	12.43% to 12.32%
2009	0.65% to 0.75%	14,045	122.55 to 121.98	1,717,221	10.87%	45.13% to 44.99%
2008	0.65% to 0.75%	8,474	84.44 to 84.13	714,145	8.93%	-28.56% to -28.64%
2007	0.65% to 0.75%	9,487	118.21 to 117.89	1,119,687	7.54%	2.5% to 2.39%
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2011	0.60% to 0.75%	1,972	3,034.54 to 299.54	1,196,368	0.67%	-22.84% to -22.95%
2010	0.60% to 0.75%	2,239	3,932.70 to 388.77	1,931,694	0.07%	15.48% to 15.31%
2009	0.60% to 0.75%	1,819	3405.51 to 337.16	1,550,472	1.41%	62.34% to 62.09%
2008	0.60% to 0.75%	2,027	2097.81 to 208	924,864	1.16%	-58.01% to -58.08%
2007	0.60% to 0.75%	2,485	4996.54 to 496.17	2,614,716	0.70%	44.7% to 44.49%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.60% to 0.75%	15,812	$ 640.71 to $ 183.88	$ 3,021,577	0.68%	-22.86% to -22.97%
2010	0.60% to 0.75%	18,214	830.53 to 238.72	4,718,938	0.07%	15.52% to 15.35%
2009	0.60% to 0.75%	19,865	718.95 to 206.96	4,249,988	1.39%	62.51% to 62.26%
2008	0.60% to 0.75%	21,925	442.42 to 127.54	2,801,405	1.22%	-55.76% to -58.15%
2007	0.65% to 0.75%	22,669	305.85 to 304.73	6,918,910	0.70%	44.6% to 44.46%
NVIT International Equity Fund - Class III (GIG3)
2011	0.75%	942	84.17	79,291	0.84%	-15.83%	****
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	0.60% to 0.75%	645	1915.58 to 189.65	429,550	4.22%	7.36% to 7.2%
2008	0.60% to 0.75%	734	1784.21 to 176.91	411,192	3.18%	-33.34% to -33.44%
2007	0.60% to 0.75%	1,139	2676.63 to 265.8	876,435	2.65%	19.71% to 19.53%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.65% to 0.75%	6,858	156.82 to 155.94	1,072,385	4.04%	7.28% to 7.17%
2008	0.65% to 0.75%	8,429	146.18 to 145.5	1,229,538	3.27%	-33.34% to -33.4%
2007	0.65% to 0.75%	10,028	219.28 to 218.48	2,195,734	2.46%	19.61% to 19.49%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2011	0.65% to 0.75%	4,469	70.81 to 70.55	315,901	1.09%	-10.58% to -10.67%
2010	0.65% to 0.75%	5,491	79.19 to 78.98	433,977	0.82%	12.27% to 12.16%
2009	0.65% to 0.75%	7,127	70.53 to 70.41	502,101	0.32%	28.61% to 28.48%
2008	0.65% to 0.75%	669	54.80 to 54.84	36,687	2.21%	-45.16% to -45.2%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	0.60% to 0.75%	115,071	792.32 to 78.80	11,483,723	0.56%	-12.15% to -12.28%
2010	0.60% to 0.75%	138,039	901.86 to 89.83	15,384,728	0.20%	14.92% to 14.74%
2009	0.60% to 0.75%	162,175	784.80 to 78.28	16,452,228	0.13%	52.05% to 51.82%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2011	0.65% to 0.75%	1,762	94.63 to 94.28	166,360	0.70%	-3.89% to -3.99%
2010	0.65% to 0.75%	496	98.46 to 98.20	48,803	1.10%	22.76% to 22.64%
2009	0.65% to 0.75%	222	80.20 to 80.07	17,795	0.41%	30.42% to 30.29%
2008	0.65% to 0.75%	137	61.46 to 61.50	8,436	0.41%	-38.54% to -38.50%	****
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2011	0.75%	2,216	87.07	192,954	1.87%	-6.89%
2010	0.75%	3,721	93.51	347,960	0.52%	14.14%
2009	0.75%	3,609	81.93	295,672	1.36%	28.33%
2008	0.75%	3,325	63.84	212,266	1.27%	-36.16%	****
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2011	0.75%	144	101.79	14,658	2.09%	-2.00%
2010	0.75%	29	103.87	3,012	1.40%	9.64%
2009	0.75%	81	94.74	7,674	5.65%	18.99%
2008	0.75%	14	79.62	1,140	0.74%	-20.38%	****
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2011	0.75%	517	95.42	49,330	0.75%	-4.09%
2010	0.75%	3,546	99.48	352,758	0.84%	11.62%
2009	0.75%	3,178	89.13	283,248	3.76%	23.32%
2008	0.75%	326	72.27	23,569	1.33%	-27.73%	****
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2010	0.75%	121	108.43	13,120	1.30%	6.07%
2009	0.75%	122	102.23	12,472	2.59%	12.37%
2008	0.75%	120	90.97	10,896	0.70%	-9.03%	****
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2011	0.75%	6,058	98.61	597,354	2.52%	-2.98%
2010	0.75%	4,860	101.63	493,922	1.09%	10.59%
2009	0.75%	3,806	91.9	349,754	2.59%	21.09%
2008	0.75%	1,060	75.89	80,383	0.63%	-24.11%	****
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2011	0.75%	10,027	92.07	923,153	2.49%	-5.29%
2010	0.75%	9,650	97.21	938,030	0.88%	12.65%
2009	0.75%	6,581	86.29	567,869	4.04%	25.74%
2008	0.75%	337	68.62	23,111	1.89%	-31.38%	****
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2011	0.75%	294	104.49	30,721	2.68%	-1.03%
2010	0.75%	273	105.58	28,822	1.48%	8.50%
2009	0.75%	35	97.31	3,406	2.27%	16.76%
2008	0.75%	62	83.34	5,187	1.46%	-16.66%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2011	0.65% to 0.75%	2,500	120.55 to 120.11	301,006	3.01%	5.91% to 5.80%
2010	0.65% to 0.75%	2,643	113.83 to 113.53	300,608	3.11%	6.36% to 6.26%
2009	0.65% to 0.75%	1,671	107.02 to 106.84	178,672	2.98%	8.08% to 7.97%
2008	0.65% to 0.75%	1,889	99.02 to 98.96	187,031	2.12%	-0.98% to -1.04%	****
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2011	0.75%	585	130.08	76,100	2.43%	5.58%
2010	0.75%	329	123.21	40,536	3.19%	7.55%
2009	0.75%	220	114.57	25,205	3.58%	15.75%
2008	0.75%	433	98.98	42,858	1.75%	-1.02%	****

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Fund - Class IV (TRF4)
2011	0.00% to 0.75%	92,919	$ 8,261.41 to $ 282.52	$ 85,316,173	1.14%	0.63% to -0.12%
2010	0.00% to 0.75%	106,143	8,209.33 to 282.85	93,411,273	1.03%	13.48% to 12.63%
2009	0.00% to 0.75%	120,329	7234.28 to 251.13	92,619,075	1.36%	25.94% to 25%
2008	0.00% to 0.75%	134,973	5744.05 to 200.9	82,191,405	1.44%	-41.55% to - 41.99%
2007	0.00% to 0.75%	149,511	9827.16 to 346.3	153,166,807	1.06%	8.18% to 7.37%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	0.60% to 0.75%	964	1,465.04 to 145.05	164,101	1.29%	30.97% to 30.77%
2008	0.60% to 0.75%	1,077	1118.65 to 110.92	143,104	1.93%	-46.6% to -46.68%
2007	0.60% to 0.75%	1,185	2094.7 to 208.01	292,425	2.66%	-1.65% to -1.8%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.65% to 0.75%	3,182	106.78 to 106.18	339,140	1.19%	31.08% to 30.95%
2008	0.65% to 0.75%	3,336	81.46 to 81.08	271,329	2.09%	-46.56% to -46.62%
2007	0.65% to 0.75%	2,656	152.44 to 151.88	404,427	3.30%	-1.77% to -1.86%
NVIT Government Bond Fund - Class I (GBF)
2011	0.75%	3,688	141.95	523,522	3.04%	6.46%
2010	0.75%	4,003	133.34	533,778	3.48%	4.00%
2009	0.75%	4,008	128.22	513,895	4.13%	1.92%
2008	0.75%	5,626	125.80	707,775	4.32%	6.91%
2007	0.75%	5,229	117.66	615,277	4.49%	6.35%
NVIT Government Bond Fund - Class IV (GBF4)
2011	0.00% to 0.75%	39,845	6,650.75 to 289.33	19,260,995	2.88%	7.34% to 6.55%
2010	0.00% to 0.75%	52,763	6195.53 to 271.55	22,409,933	2.97%	4.78% to 4.00%
2009	0.00% to 0.75%	59,941	5912.80 to 261.11	24,159,764	3.51%	2.69% to 1.92%
2008	0.00% to 0.75%	62,329	5758.07 to 256.19	25,195,143	4.25%	7.62% to 6.81%
2007	0.00% to 0.75%	71,643	5350.61 to 239.85	25,907,305	4.46%	7.26% to 6.46%
NVIT Growth Fund - Class IV (CAF4)
2011	0.60% to 0.75%	108,961	1,158.24 to 113.47	16,874,536	0.58%	-1.28% to -1.43%
2010	0.60% to 0.75%	122,486	1,173.31 to 115.12	18,922,510	0.64%	18.53% to 18.36%
2009	0.60% to 0.75%	140,849	989.86 to 97.27	18,405,225	0.58%	32.82% to 32.62%
2008	0.60% to 0.75%	158,183	745.25 to 73.34	15,578,987	0.26%	-39.15% to -39.24%
2007	0.60% to 0.75%	170,866	1224.77 to 120.71	27,660,164	0.18%	18.84% to 18.66%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	0.60% to 0.75%	1,036	1464.09 to 144.95	293,054	0.28%	18.45% to 18.27%
2008	0.60% to 0.75%	1,869	1236.04 to 122.56	372,913	0.29%	-25.66% to -25.77%
2007	0.60% to 0.75%	2,103	1662.75 to 165.12	559,904	0.06%	12.48% to 12.31%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.65% to 0.75%	4,136	107.63 to 107.02	443,503	0.31%	18.34% to 18.22%
2008	0.65% to 0.75%	5,513	90.95 to 90.52	499,743	0.30%	-25.72% to -25.79%
2007	0.65% to 0.75%	4,539	122.43 to 121.98	554,249	0.08%	12.49% to 12.38%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.60% to 0.75%	27,231	1,639.66 to 160.52	4,429,138	1.81%	-4.50% to -4.65%
2010	0.60% to 0.75%	28,338	1,717.01 to 168.34	4,832,410	1.93%	13.94% to 13.77%
2009	0.60% to 0.75%	30,827	1506.9 to 147.96	4,612,056	1.27%	26.44% to 26.26%
2008	0.60% to 0.75%	32,813	1191.75 to 117.19	3,890,635	2.14%	-37.22% to -37.32%
2007	0.60% to 0.75%	30,001	1898.33 to 186.96	5,696,603	1.96%	5.32% to 5.16%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	0.75%	149	126.41	18,834	1.26%	0.13%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	0.75%	41	132.77	5,443	2.01%	-1.67%
2010	0.75%	65	135.03	8,777	1.58%	11.19%
2009	0.75%	9	121.44	1,093	0.72%	21.44%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.60% to 0.75%	21,529	1,361.52 to 135.66	2,934,559	2.60%	2.32% to 2.16%
2010	0.60% to 0.75%	12,238	1,330.70 to 132.78	1,636,040	2.41%	5.26% to 5.10%
2009	0.60% to 0.75%	10,112	1264.21 to 126.34	1,290,185	2.47%	8.43% to 8.27%
2008	0.60% to 0.75%	8,067	1165.91 to 116.69	956,120	3.33%	-6.58% to -6.73%
2007	0.60% to 0.75%	3,953	1248.09 to 125.1	517,209	3.85%	4.75% to 4.59%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.00% to 0.75%	175,199	2669.01 to 151.20	42,765,501	2.12%	-0.04% to -0.79%
2010	0.00% to 0.75%	185,044	2,670.09 to 152.40	45,817,656	2.10%	10.25% to 10.09%
2009	0.00% to 0.75%	199,162	2407.38 to 138.44	44,488,278	1.58%	20.37% to 18.25%
2008	0.60% to 0.75%	115,641	1179.33 to 117.08	14,101,689	2.88%	-23.66% to -23.77%
2007	0.60% to 0.75%	103,981	1544.74 to 153.58	16,636,748	2.72%	5.02% to 4.87%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.60% to 0.75%	133,601	1,610.79 to 158.19	22,046,337	2.02%	-2.71% to -2.86%
2010	0.60% to 0.75%	146,811	1,655.67 to 162.84	24,880,243	2.17%	12.16% to 11.99%
2009	0.60% to 0.75%	163,399	1,476.18 to 145.40	24,599,225	1.53%	23.65% to 23.46%
2008	0.60% to 0.75%	163,360	1193.85 to 117.77	19,852,890	2.52%	-31.8% to -31.9%
2007	0.60% to 0.75%	155,909	1750.56 to 172.95	27,852,303	2.29%	5.51% to 5.35%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.60% to 0.75%	13,818	1,463.98 to 145.40	2,185,198	2.31%	1.45% to 1.30%
2010	0.60% to 0.75%	13,771	1,443.01 to 143.54	2,174,740	2.33%	7.87% to 7.71%
2009	0.60% to 0.75%	11,111	1337.76 to 133.27	1,653,186	1.99%	13.88% to 13.71%
2008	0.60% to 0.75%	15,086	1174.75 to 117.2	1,935,339	3.18%	-15.55% to -15.68%
2007	0.60% to 0.75%	14,050	1391.1 to 139	2,137,412	3.26%	5.22% to 5.06%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.60% to 0.75%	15,458	$ 2,053.18 to $ 202.67	$3,454,504	0.78%	-3.13% to -3.27%
2010	0.60% to 0.75%	15,092	2,119.43 to 209.52	3,542,110	1.38%	25.45% to 25.26%
2009	0.60% to 0.75%	16,859	1,689.50 to 167.27	3,206,050	1.10%	35.94% to 35.73%
2008	0.60% to 0.75%	18,702	123.23 to 1,242.85	2,580,573	1.28%	-36.94% to -36.84%
2007	0.60% to 0.75%	20,047	195.42 to 1,967.89	4,364,270	1.35%	6.75% to 6.91%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	0.65% to 0.75%	18,179	84.56 to 84.25	1,534,049	1.31%	-9.95% to -10.04%
2010	0.65% to 0.75%	19,096	93.91 to 93.66	1,790,751	0.82%	13.30% to 13.18%
2009	0.65% to 0.75%	20,886	82.89 to 82.75	1,729,422	0.91%	35.57% to 35.44%
2008	0.65% to 0.75%	40	61.10 to 61.14	2,462	0.36%	-38.90% to -38.86%	****
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	0.60% to 0.75%	114,511	974.40 to 96.33	13,652,833	1.83%	-16.61% to -16.74%
2010	0.60% to 0.75%	122,147	1,168.55 to 115.69	17,400,156	2.35%	5.48% to 5.32%
2009	0.60% to 0.75%	127,317	1107.86 to 109.85	17,721,652	2.26%	29.06% to 28.87%
2008	0.60% to 0.75%	140,630	858.4 to 85.24	14,971,527	1.81%	-46.65% to -46.73%
2007	0.60% to 0.75%	148,290	1609.12 to 160.03	29,225,522	2.07%	2.31% to 2.16%
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2011	0.60% to 0.75%	30,590	2,389.74 to 231.85	12,536,352	1.74%	-16.66% to -16.78%
2010	0.60% to 0.75%	37,983	2,867.37 to 278.61	18,119,961	2.12%	5.56% to 5.40%
2009	0.60% to 0.75%	47,692	2716.39 to 264.34	21,124,806	2.13%	29.11% to 28.92%
2008	0.60% to 0.75%	59,201	2103.89 to 205.04	20,061,144	1.78%	-46.67% to -46.75%
2007	0.60% to 0.75%	72,492	3944.99 to 385.05	44,468,736	2.11%	2.28% to 2.12%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.60% to 0.75%	37,069	1,059.63 to 90.12	3,623,471	0.01%	-3.49% to -3.63%
2010	0.60% to 0.75%	40,292	1,097.90 to 93.52	4,096,325	0.10%	9.79% to 14.65%	****
2009	0.65% to 0.75%	19,082	81.71 to 81.57	1,557,288	1.00%	28.94% to 28.81%
2008	0.65% to 0.75%	4	63.37 to 63.33	229	0.18%	-36.63% to -36.67%	****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	0.60% to 0.75%	26,750	980.41 to 84.01	2,460,688	0.93%	-6.39% to -6.53%
2010	0.60% to 0.75%	30,780	1,047.36 to 89.88	3,032,512	0.58%	4.74% to 12.20%	****
2009	0.65% to 0.75%	17,619	80.24 to 80.10	1,412,102	1.54%	26.77% to 26.64%
2008	0.65% to 0.75%	507	63.29 to 63.25	32,070	0.81%	-36.71% to -36.75%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.60% to 0.75%	314,411	1,483.87 to 94.33	44,031,101	0.00%	-4.80% to -4.94%
2010	0.60% to 0.75%	360,069	1,558.71 to 99.23	51,780,950	0.00%	26.06% to 25.87%
2009	0.60% to 0.75%	428,454	1236.48 to 78.84	48,628,166	0.00%	23.65% to 26.17%	****
2008	0.65% to 0.75%	4	62.52 to 62.48	220	0.00%	-37.48% to -37.52%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.65% to 0.75%	47,273	100.60 to 100.24	4,744,033	0.81%	-2.95% to -3.05%
2010	0.65% to 0.75%	52,421	103.67 to 103.39	5,424,440	1.43%	18.86% to 18.74%
2009	0.65% to 0.75%	60,511	87.22 to 87.07	5,271,721	1.29%	29.62% to 29.49%
2008	0.65% to 0.75%	18	67.29 to 67.24	1,190	1.70%	-32.71% to -32.76%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	0.60% to 0.75%	12,587	1,417.06 to 139.88	1,945,083	0.00%	-1.24% to -1.39%
2010	0.60% to 0.75%	13,293	1,434.87 to 141.85	2,115,386	0.00%	24.70% to 24.51%
2009	0.60% to 0.75%	12,896	1150.68 to 113.92	1,610,079	0.00%	26.7% to 26.51%
2008	0.60% to 0.75%	12,402	908.2 to 90.05	1,216,928	0.00%	-46.74% to -46.82%
2007	0.60% to 0.75%	11,510	1705.23 to 169.33	2,114,898	0.00%	9.09% to 8.93%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2011	0.60% to 0.75%	79,543	1,648.92 to 161.55	16,286,389	0.43%	-5.73% to -5.87%
2010	0.60% to 0.75%	88,987	1,749.17 to 171.62	19,180,175	0.63%	25.85% to 25.66%
2009	0.60% to 0.75%	105,222	1,389.90 to 136.58	18,206,897	0.63%	25.65% to 25.47%
2008	0.60% to 0.75%	122,276	1106.13 to 108.86	17,192,696	1.09%	-32.68% to -32.78%
2007	0.60% to 0.75%	142,316	1643.02 to 161.94	29,870,553	1.18%	-7.48% to -7.62%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2011	0.60% to 0.75%	73,625	1,599.76 to 156.73	15,541,813	0.52%	-6.13% to -6.27%
2010	0.60% to 0.75%	84,028	1,704.15 to 167.21	18,870,454	0.30%	24.59% to 24.40%
2009	0.60% to 0.75%	102,250	1367.82 to 134.41	18,194,207	0.29%	33.8% to 33.6%
2008	0.60% to 0.75%	123,710	1022.25 to 100.6	16,027,358	0.82%	-38.56% to -38.65%
2007	0.60% to 0.75%	142,233	1663.76 to 163.98	29,899,031	0.11%	1.54% to 1.39%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	0.60% to 0.75%	9,760	1,447.06 to 142.84	1,734,484	4.30%	4.92% to 4.76%
2010	0.60% to 0.75%	10,261	1,379.24 to 136.35	1,776,573	6.91%	9.93% to 9.76%
2009	0.60% to 0.75%	9,975	1254.7 to 124.22	1,534,940	10.39%	23.64% to 23.45%
2008	0.60% to 0.75%	9,850	1014.84 to 100.62	1,295,458	7.30%	-17.79% to -17.91%
2007	0.60% to 0.75%	12,772	1234.39 to 122.58	1,891,433	4.01%	4% to 3.84%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2011	0.60% to 0.75%	260,861	3,377.47 to 328.54	116,028,008	1.69%	1.15% to 0.99%
2010	0.60% to 0.75%	292,943	3,339.22 to 325.31	127,700,930	1.81%	14.04% to 13.87%
2009	0.60% to 0.75%	331,907	2928.05 to 285.68	126,149,138	2.38%	25.46% to 25.28%
2008	0.60% to 0.75%	374,555	2333.76 to 228.04	113,036,809	1.92%	-37.66% to -37.76%
2007	0.60% to 0.75%	410,597	3743.89 to 366.38	196,671,685	1.60%	4.48% to 4.32%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.65% to 0.75%	19,207	$ 107.89 to $ 107.50	$2,068,524	1.59%	0.64% to 0.54%
2010	0.65% to 0.75%	13,296	107.21 to 106.92	1,424,080	1.41%	1.76% to 1.65%
2009	0.65% to 0.75%	11,884	105.35 to 105.18	1,251,259	2.94%	6.42% to 6.31%
2008	0.65% to 0.75%	270	99 to 98.94	26,727	1.58%	-1% to -1.06%	****
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.60% to 0.75%	578	1455.77 to 144.13	244,940	0.00%	51.55% to 51.33%
2008	0.60% to 0.75%	597	960.56 to 95.24	148,925	0.00%	-48.88% to -48.96%
2007	0.60% to 0.75%	1,072	1878.98 to 186.59	442,262	0.00%	19.37% to 19.19%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.65% to 0.75%	5,068	109.92 to 109.3	554,685	0.00%	51.46% to 51.31%
2008	0.65% to 0.75%	4,263	72.58 to 72.24	308,542	0.00%	-48.92% to -48.97%
2007	0.65% to 0.75%	4,082	142.08 to 141.56	578,394	0.00%	19.4% to 19.28%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.60% to 0.75%	7,453	1462.55 to 144.8	1,177,107	0.00%	25.09% to 24.9%
2008	0.60% to 0.75%	10,337	1169.24 to 115.93	1,289,547	0.00%	-41.64% to -41.73%
2007	0.60% to 0.75%	10,241	2003.6 to 198.96	2,207,661	0.00%	21.75% to 21.57%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.60% to 0.75%	459,162	1,367.14 to 136.17	83,384,980	0.67%	-2.82% to -2.96%
2010	0.60% to 0.75%	543,621	1,406.78 to 140.33	102,054,160	0.06%	8.15% to 7.99%
2009	0.60% to 0.75%	389	1300.78 to 129.95	92,847	0.20%	30.08% to 29.95%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	0.65% to 0.75%	863	93.34 to 118.99	101,200	3.35%	-12.99% to -13.08%
2010	0.65% to 0.75%	639	107.28 to 136.89	86,309	2.93%	7.28% to 5.55%	****
2009	0.75%	89	129.69	11,543	0.37%	29.69%	****
Van Kampen NVIT Comstock Value Fund - Class IV (EIF4)
2011	0.60% to 0.75%	82,462	1,339.04 to 131.19	14,557,382	1.32%	-2.90% to -3.05%
2010	0.60% to 0.75%	91,133	1,379.06 to 135.31	16,393,684	1.58%	14.95% to 14.78%
2009	0.60% to 0.75%	106,165	1199.68 to 117.89	16,697,703	1.21%	27.92% to 27.73%
2008	0.60% to 0.75%	125,870	937.84 to 92.3	15,634,305	2.06%	-37.34% to -37.44%
2007	0.60% to 0.75%	141,480	1496.75 to 147.52	28,436,288	1.73%	-2.77% to -2.92%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2011	0.65% to 0.75%	33,484	100.02 to 99.65	3,340,084	0.87%	5.81% to 5.71%
2010	0.65% to 0.75%	37,019	94.52 to 94.27	3,492,111	2.15%	29.34% to 29.21%
2009	0.65% to 0.75%	39,256	73.08 to 72.96	2,865,417	2.46%	29.99% to 29.86%
2008	0.65% to 0.75%	234	56.22 to 56.18	13,169	3.57%	-43.78% to -43.82%	****
NVIT Money Market Fund - Class IV (SAM4)
2011	0.00% to 0.75%	188,555	3,297.33 to 165.16	42,295,916	0.00%	-0.00% to -0.75%
2010	0.00% to 0.75%	205,359	3297.33 to 166.40	46,585,485	0.00%	-0.60% to -0.75%
2009	0.00% to 0.75%	261,369	3297.32 to 167.66	59,063,759	0.10%	0.09% to -0.66%
2008	0.00% to 0.75%	277,875	3294.21 to 168.77	62,691,091	2.11%	2.15% to 1.38%
2007	0.00% to 0.75%	279,843	3224.87 to 166.47	59,782,181	4.82%	4.94% to 4.14%
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.60% to 0.75%	38,233	$ 1,728.76 to $ 168.36	8,751,306	3.63%	-0.31% to -0.46%
2010	0.60% to 0.75%	48,811	1,734.12 to 169.13	10,703,567	5.24%	4.66% to 4.50%
2009	0.60% to 0.75%	54,523	1656.99 to 161.85	11,404,615	8.04%	12.65% to 12.48%
2008	0.60% to 0.75%	58,973	1470.93 to 143.89	10,686,079	4.73%	-13.95% to -14.08%
2007	0.60% to 0.75%	68,845	1709.33 to 167.47	14,668,779	2.74%	4.14% to 3.98%
V.I. Basic Value Fund - Series I (AVBVI)
2011	0.60% to 0.75%	178	1,244.28 to 122.82	154,194	0.91%	-3.63% to -3.77%
2010	0.60% to 0.75%	271	1,291.13 to 127.64	207,824	0.60%	6.71% to 6.55%
2009	0.60% to 0.75%	323	1209.95 to 119.79	250,184	0.43%	47.12% to 46.9%
2008	0.60% to 0.75%	15,197	822.44 to 81.55	1,415,463	0.90%	-52.06% to -52.13%
2007	0.60% to 0.75%	15,703	1715.45 to 170.35	3,049,274	0.60%	0.93% to 0.78%
V.I. Capital Appreciation Fund - Series I (AVCA)
2011	0.60% to 0.75%	2,077	1,203.93 to 118.84	265,877	0.16%	-8.46% to -8.60%
2010	0.60% to 0.75%	2,003	1,315.20 to 130.02	280,976	0.81%	14.80% to 14.63%
2009	0.60% to 0.75%	2,200	1145.66 to 113.43	267,550	0.72%	20.35% to 20.17%
2008	0.60% to 0.75%	2,258	951.9 to 94.38	226,808	0.00%	-42.84% to -42.92%
2007	0.60% to 0.75%	2,256	1665.25 to 165.36	390,640	0.00%	11.34% to 11.17%
V.I. Capital Development Fund - Series I (AVCDI)
2011	0.60% to 0.75%	6,796	1,679.41 to 165.77	1,194,915	0.00%	-7.71% to -7.85%
2010	0.60% to 0.75%	6,860	1,819.78 to 179.90	1,306,644	0.00%	18.07% to 17.89%
2009	0.60% to 0.75%	7,877	1541.3 to 152.6	1,280,886	0.00%	41.52% to 41.31%
2008	0.60% to 0.75%	8,221	1089.11 to 107.99	944,198	0.00%	-47.34% to -47.42%
2007	0.60% to 0.75%	3,391	2068.32 to 205.39	864,111	0.00%	10.18% to 10.01%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Growth and Income Portfolio - Class A (ALVGIA)
2011	0.60% to 0.75%	9,370	$ 1,468.71 to $ 144.97	$ 1,505,002	1.34%	5.68% to 5.52%
2010	0.60% to 0.75%	12,005	1,389.74 to 137.38	1,832,879	0.00%	12.42% to 12.25%
2009	0.60% to 0.75%	13,714	1236.25 to 122.39	1,902,208	4.39%	20.1% to 19.92%
2008	0.60% to 0.75%	17,672	1029.34 to 102.06	2,049,646	2.11%	-40.96% to -41.05%
2007	0.60% to 0.75%	20,678	1743.46 to 173.13	4,016,345	1.43%	4.49% to 4.33%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2011	0.60% to 0.75%	9,452	2,080.12 to 205.33	2,598,131	0.49%	-8.94% to -9.07%
2010	0.60% to 0.75%	11,808	2,284.27 to 225.82	3,360,793	0.55%	26.15% to 25.96%
2009	0.60% to 0.75%	11,860	1810.77 to 179.27	2,749,403	1.17%	42% to 41.79%
2008	0.60% to 0.75%	14,011	1275.17 to 126.44	2,157,791	0.75%	-35.96% to -36.06%
2007	0.60% to 0.75%	13,917	1991.27 to 197.74	3,263,027	0.94%	1.09% to 0.94%
VP Income & Growth Fund - Class I (ACVIG)
2011	0.60% to 0.75%	8,438	1,491.43 to 144.02	1,299,642	1.54%	2.50% to 2.34%
2010	0.60% to 0.75%	8,751	1,455.11 to 140.72	1,364,008	1.72%	13.46% to 13.29%
2009	0.60% to 0.75%	9,279	1,282.44 to 124.21	1,299,283	5.39%	17.39% to 17.21%
2008	0.60% to 0.75%	8,662	1092.46 to 105.97	1,026,660	2.12%	-34.98% to -35.08%
2007	0.60% to 0.75%	10,248	1680.14 to 163.22	1,839,959	1.74%	-0.67% to -0.82%
VP Income & Growth Fund - Class III (ACVIG3)
2007	0.68%	13,575	185.44 to 184.76	2,512,359	0.63%	17.29% to 17.17%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.60% to 0.75%	18,748	1,492.45 to 147.31	3,434,728	4.02%	11.08% to 10.91%
2010	0.60% to 0.75%	18,942	1,343.61 to 132.81	3,077,359	1.79%	4.49% to 4.33%
2009	0.60% to 0.75%	17,921	1285.88 to 127.3	2,885,688	1.90%	9.55% to 9.39%
2008	0.60% to 0.75%	16,799	1173.74 to 116.37	2,345,551	4.77%	-2.18% to -2.33%
2007	0.60% to 0.75%	13,169	1199.89 to 119.15	1,854,054	4.49%	8.83% to 8.67%
VP International Fund - Class I (ACVI)
2011	0.60% to 0.75%	446	1,353.54 to 133.40	326,708	1.50%	-12.57% to -12.70%
2010	0.60% to 0.75%	442	1,548.09 to 152.81	384,270	2.52%	12.62% to 12.45%
2009	0.60% to 0.75%	544	1374.67 to 135.89	444,321	2.44%	32.96% to 32.77%
2008	0.60% to 0.75%	1,782	1033.86 to 102.36	462,358	0.88%	-45.15% to -45.24%
2007	0.60% to 0.75%	2,778	1885.02 to 186.91	1,188,729	0.64%	17.35% to 17.17%
VP International Fund - Class III (ACVI3)
2008	0.65% to 0.75%	13,738	101.65 to 101.18	1,392,618	0.84%	-45.18% to -45.24%
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.65% to 0.75%	5,409	148.35 to 147.36	799,374	1.31%	-1.34% to -1.43%
2010	0.65% to 0.75%	6,248	150.36 to 149.51	936,472	2.58%	18.48% to 18.36%
2009	0.65% to 0.75%	5,878	126.9 to 126.31	744,319	3.88%	29.1% to 28.97%
2008	0.65% to 0.75%	5,470	98.3 to 97.94	536,858	0.07%	-24.84% to -24.91%
2007	0.65% to 0.75%	3,449	130.78 to 130.43	450,566	0.72%	-2.94% to -3.04%
VP Ultra(R) Fund - Class I (ACVU1)
2011	0.60% to 0.75%	43	1,169.20 to 115.24	39,736	0.00%	0.46% to 0.31%
2010	0.60% to 0.75%	61	1,163.82 to 114.88	58,406	0.45%	15.39% to 15.22%
2009	0.60% to 0.75%	391	1008.59 to 99.7	131,903	0.57%	33.68% to 33.47%
2008	0.60% to 0.75%	17,502	754.51 to 74.7	1,359,258	0.00%	-41.83% to -41.92%
2007	0.60% to 0.75%	17,069	1297.1 to 128.61	2,338,237	0.00%	20.29% to 20.11%
VP Value Fund - Class I (ACVV)
2009	0.60% to 0.75%	39,978	1282.88 to 126.82	5,713,475	6.21%	19.15% to 18.97%
2008	0.60% to 0.75%	44,924	1076.73 to 106.6	5,284,098	2.49%	-27.21% to -27.32%
2007	0.60% to 0.75%	50,637	1479.32 to 146.68	8,195,665	1.62%	-5.71% to -5.85%
VP Vista(SM) Fund - Class I (ACVVS1)
2011	0.75%	1	119.28	119	0.00%	-8.58%
2010	0.75%	2	130.48	261	0.00%	22.96%
2009	0.65% to 0.75%	107	106.62 to 106.12	11,407	0.00%	21.68% to 21.55%
2008	0.65% to 0.75%	4,165	87.62 to 87.3	364,258	0.00%	-49.01% to -48.96%
2007	0.65% to 0.75%	3,062	171.66 to 171.21	525,010	0.00%	38.72% to 38.86%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2011	0.60% to 0.75%	28,872	2,084.53 to 204.04	6,136,419	0.61%	-0.04% to -0.19%
2010	0.60% to 0.75%	30,428	2,085.31 to 204.42	6,547,508	0.68%	25.07% to 24.89%
2009	0.60% to 0.75%	30,885	1667.26 to 163.69	5,322,363	2.96%	24.28% to 24.09%
2008	0.60% to 0.75%	31,726	1341.55 to 131.91	4,393,379	0.87%	-31.33% to -31.43%
2007	0.60% to 0.75%	33,536	1953.53 to 192.37	6,785,668	0.37%	-1.25% to -1.4%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.60% to 0.75%	44,596	$ 1,522.22 to $ 150.26	$ 7,134,439	1.82%	1.27% to 1.12%
2010	0.60% to 0.75%	48,256	1,503.14 to 148.59	7,804,777	2.09%	14.15% to 13.98%
2009	0.60% to 0.75%	50,267	1,316.79 to 130.37	7,092,217	2.43%	25.58% to 25.39%
2008	0.60% to 0.75%	53,706	1048.58 to 103.97	6,171,647	2.11%	-37.52% to -37.61%
2007	0.60% to 0.75%	61,314	1678.21 to 166.65	11,148,730	1.73%	4.62% to 4.46%
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.60% to 0.75%	15,224	1,451.43 to 143.05	2,480,389	1.68%	8.36% to 8.20%
2010	0.60% to 0.75%	17,801	1,339.44 to 132.21	2,519,668	2.46%	14.63% to 14.46%
2009	0.60% to 0.75%	19,586	1168.52 to 115.51	2,472,441	3.09%	21.83% to 21.64%
2008	0.60% to 0.75%	23,951	959.17 to 94.96	2,404,848	2.17%	-29.97% to -30.08%
2007	0.60% to 0.75%	31,661	1369.71 to 135.81	4,641,082	1.54%	6.49% to 6.33%
Developing Leaders Portfolio - Initial Shares (DSC)
2011	0.60% to 0.75%	1,824	1,183.41 to 116.81	244,970	0.39%	-14.36% to -14.49%
2010	0.60% to 0.75%	1,459	1,381.84 to 136.60	247,232	1.09%	30.37% to 30.17%
2009	0.60% to 0.75%	1,120	1059.97 to 104.94	132,111	1.78%	25.28% to 25.1%
2008	0.60% to 0.75%	993	846.06 to 83.89	100,867	0.88%	-37.97% to -38.06%
2007	0.60% to 0.75%	879	1363.87 to 135.44	147,110	0.81%	-11.59% to -11.73%
Capital Appreciation Fund II - Primary Shares (FVCA2P)
2011	0.60% to 0.75%	656	1,372.71 to 135.50	97,871	0.70%	-5.86% to -6.00%
2010	0.60% to 0.75%	728	1,458.14 to 144.15	114,355	0.93%	12.40% to 12.23%
2009	0.60% to 0.75%	767	1297.3 to 128.44	106,650	0.91%	12.8% to 12.63%
2008	0.60% to 0.75%	559	1150.08 to 114.03	63,754	0.36%	-29.79% to -29.9%
2007	0.60% to 0.75%	770	1638.05 to 162.66	125,461	0.84%	9.22% to 9.05%
Clover Value Fund II - Primary Shares (obsolete) (FALF)
2009	0.65% to 0.75%	389	111.47 to 110.73	43,074	3.16%	13.97% to 13.86%
2008	0.60% to 0.75%	547	980.85 to 97.25	53,326	1.93%	-34.19% to -34.29%
2007	0.60% to 0.75%	612	1490.41 to 148	90,737	1.32%	-10.21% to -10.34%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.60% to 0.75%	16,802	1,379.67 to 140.87	2,760,052	5.31%	1.66% to 1.51%
2010	0.60% to 0.75%	18,478	1,357.11 to 138.77	2,961,969	5.29%	7.86% to 7.69%
2009	0.60% to 0.75%	17,378	1258.27 to 128.86	2,835,959	7.17%	19.71% to 19.54%
2008	0.60% to 0.75%	19,621	1051.06 to 107.8	2,290,947	5.19%	-7.84% to -7.98%
2007	0.60% to 0.75%	24,177	1140.51 to 117.15	2,967,644	4.41%	4.75% to 4.59%
Equity-Income Portfolio - Initial Class (FEIP)
2011	0.60% to 0.75%	169,119	3,290.04 to 320.04	78,985,131	2.41%	0.37% to 0.22%
2010	0.60% to 0.75%	194,717	3,277.95 to 319.34	88,957,490	1.85%	14.46% to 14.29%
2009	0.60% to 0.75%	222,747	2863.82 to 279.41	88,514,803	2.32%	29.43% to 29.24%
2008	0.60% to 0.75%	259,698	2212.64 to 216.2	79,594,296	2.48%	-43% to -43.08%
2007	0.60% to 0.75%	289,559	3881.67 to 379.86	153,737,798	1.78%	0.92% to 0.77%
High Income Portfolio - Initial Class (FHIP)
2011	0.60% to 0.75%	20,354	2,299.79 to 217.03	8,788,501	6.47%	3.41% to 3.26%
2010	0.60% to 0.75%	24,846	2,223.94 to 210.19	9,770,982	7.56%	13.14% to 12.97%
2009	0.60% to 0.75%	30,990	1965.61 to 186.05	10,157,812	7.82%	43.1% to 42.88%
2008	0.60% to 0.75%	43,872	1373.62 to 130.21	8,959,756	8.33%	-25.43% to -25.55%
2007	0.60% to 0.75%	54,865	1842.15 to 174.89	14,349,789	7.52%	2.17% to 2.01%
VIP Fund - Asset Manager Portfolio - Initial Class (FAMP)
2011	0.60% to 0.75%	72,267	2,645.22 to 257.31	30,248,385	1.89%	-3.14% to -3.29%
2010	0.60% to 0.75%	80,861	2,731.04 to 266.06	34,802,694	1.71%	13.58% to 13.41%
2009	0.60% to 0.75%	91,759	2,404.48 to 234.60	34,309,106	2.46%	28.34% to 28.15%
2008	0.60% to 0.75%	101,048	1873.52 to 183.07	29,440,111	2.63%	-29.15% to -29.25%
2007	0.60% to 0.75%	115,363	2644.16 to 258.76	45,597,418	6.09%	14.81% to 14.64%
VIP Fund - Contrafund Portfolio - Initial Class (FCP)
2009	0.60% to 0.75%	264,822	3568.22 to 268.67	98,025,774	1.45%	34.9% to 34.7%
2008	0.60% to 0.75%	305,223	2032.93 to 199.47	83,226,683	0.99%	-42.86% to -42.94%
2007	0.60% to 0.75%	329,483	3557.68 to 349.6	156,880,654	0.94%	16.88% to 16.71%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2011	0.65% to 0.75%	10,469	167.07 to 165.96	1,741,829	0.85%	-5.81% to -5.91%
2010	0.65% to 0.75%	9,261	177.38 to 176.38	1,637,235	0.38%	18.39% to 18.27%
2009	0.65% to 0.75%	10,790	149.83 to 149.13	1,612,544	0.27%	46.62% to 46.47%
2008	0.65% to 0.75%	9,988	102.19 to 101.82	1,018,628	0.00%	-54.7% to -54.75%
2007	0.65% to 0.75%	8,579	225.59 to 224.99	1,933,441	0.12%	44.69% to 44.55%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	0.75%	26,038	144.49	3,762,250	2.50%	0.11%
2010	0.75%	25,901	144.34	3,738,461	2.23%	14.23%
2009	0.75%	25,434	126.36	3,213,783	2.96%	29.06%
2008	0.75%	25,036	97.91	2,450,897	2.59%	-43.13%
2007	0.75%	22,053	172.17	3,796,843	1.82%	0.66%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2011	0.65% to 0.75%	5,579	$ 129.07 to $ 128.21	$ 718,840	2.12%	-0.93% to -1.03%
2010	0.65% to 0.75%	4,999	130.28 to 129.54	650,703	2.57%	12.01% to 11.89%
2009	0.65% to 0.75%	3,157	116.31 to 115.77	366,408	4.03%	23.35% to 23.23%
2008	0.65% to 0.75%	3,319	94.29 to 93.95	312,524	2.45%	-25.56% to -25.64%
2007	0.65% to 0.75%	4,370	126.67 to 126.34	553,045	3.35%	7.94% to 7.83%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2011	0.65% to 0.75%	12,925	128.68 to 127.83	1,656,092	2.01%	-1.76% to -1.86%
2010	0.65% to 0.75%	12,878	130.99 to 130.25	1,681,298	2.65%	13.78% to 13.67%
2009	0.65% to 0.75%	10,411	115.13 to 114.59	1,195,368	4.98%	27.94% to 27.81%
2008	0.65% to 0.75%	8,101	89.99 to 89.66	727,539	2.71%	-33.15% to -33.21%
2007	0.65% to 0.75%	6,538	134.6 to 134.25	878,659	2.43%	9.45% to 9.34%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2011	0.65% to 0.75%	10,126	125.39 to 124.56	1,263,072	1.94%	-3.33% to -3.42%
2010	0.65% to 0.75%	9,590	129.70 to 128.97	1,238,180	2.36%	15.25% to 15.13%
2009	0.65% to 0.75%	9,881	112.54 to 112.02	1,108,060	2.77%	30.55% to 30.42%
2008	0.65% to 0.75%	8,736	86.2 to 85.89	751,003	2.15%	-38.48% to -38.54%
2007	0.65% to 0.75%	8,209	140.12 to 139.75	1,147,827	2.68%	10.48% to 10.37%
VIP Fund - Growth Portfolio - Initial Class (FGP)
2011	0.60% to 0.75%	250,347	2,997.36 to 291.57	104,313,560	0.35%	-0.40% to -0.54%
2010	0.60% to 0.75%	287,279	3,009.27 to 293.16	118,054,719	0.28%	23.43% to 23.25%
2009	0.60% to 0.75%	333,190	2438.03 to 237.87	109,607,553	0.45%	27.52% to 27.33%
2008	0.60% to 0.75%	380,893	1911.89 to 186.82	98,116,407	0.82%	-47.48% to -47.56%
2007	0.60% to 0.75%	417,459	3640.57 to 356.27	203,857,644	0.82%	26.2% to 26.01%
VIP Fund - Growth Portfolio - Service Class (FGS)
2011	0.75%	15,100	146.08	2,205,830	0.26%	-0.61%
2010	0.75%	15,750	146.97	2,314,800	0.23%	23.13%
2009	0.75%	15,534	119.36	1,854,183	0.44%	27.19%
2008	0.75%	16,514	93.85	1,549,717	0.78%	-47.63%
2007	0.75%	14,322	179.19	2,566,418	0.58%	25.92%
VIP Fund - High Income Portfolio - Initial Class R (FHIPR)
2011	0.65% to 0.75%	34,624	122.82 to 122.24	4,243,592	6.60%	3.37% to 3.27%
2010	0.65% to 0.75%	40,155	118.81 to 118.37	4,763,162	8.54%	13.14% to 13.03%
2009	0.65% to 0.75%	38,892	105.01 to 104.73	4,079,165	8.46%	42.88% to 42.74%
2008	0.65% to 0.75%	33,979	73.49 to 73.37	2,495,409	9.07%	-25.37% to -25.44%
2007	0.65% to 0.75%	34,486	98.48 to 98.41	3,395,178	10.69%	-1.52% to -1.59%	****
VIP Fund - Investment Grade Bond Portfolio - Initial Class (FIGBP)
2011	0.60% to 0.75%	98,957	2,697.03 to 262.65	35,128,999	3.12%	6.69% to 6.53%
2010	0.60% to 0.75%	114,694	2,527.84 to 246.55	36,991,612	3.58%	7.16% to 7.00%
2009	0.60% to 0.75%	128,777	2358.94 to 230.42	38,476,630	9.25%	15.03% to 14.86%
2008	0.60% to 0.75%	138,130	2050.71 to 200.61	35,209,804	4.47%	-3.83% to -3.97%
2007	0.60% to 0.75%	181,072	2132.34 to 208.91	46,640,056	4.31%	3.72% to 3.56%
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.75%	10,286	147.61	1,518,284	3.30%	6.41%
2010	0.75%	10,358	138.72	1,436,819	4.33%	6.87%
2009	0.75%	10,156	129.79	1,318,177	10.81%	14.81%
2008	0.75%	10,024	113.05	1,133,223	3.99%	-4.07%
2007	0.75%	10,782	117.84	1,270,541	4.04%	3.43%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.60% to 0.75%	34,398	2,495.74 to 246.35	10,749,483	0.14%	-11.25% to -11.38%
2010	0.60% to 0.75%	39,764	2,812.09 to 277.99	14,145,259	0.29%	27.93% to 27.74%
2009	0.60% to 0.75%	44,102	2198.09 to 217.62	11,734,551	0.64%	39.18% to 38.97%
2008	0.60% to 0.75%	50,517	1579.35 to 156.6	9,557,589	0.36%	-39.87% to -39.96%
2007	0.60% to 0.75%	52,370	2626.58 to 260.83	16,478,100	0.71%	14.79% to 14.62%
VIP Fund - Overseas Portfolio - Initial Class (FOP)
2011	0.60% to 0.75%	34,059	1,758.05 to 171.21	11,820,452	1.29%	-17.66% to -17.78%
2010	0.60% to 0.75%	42,101	2,135.07 to 208.24	17,060,462	1.35%	12.44% to 12.27%
2009	0.60% to 0.75%	55,221	1898.89 to 185.48	18,231,555	2.10%	25.77% to 25.58%
2008	0.60% to 0.75%	69,280	1509.77 to 147.69	17,824,415	2.52%	-44.14% to -44.23%
2007	0.60% to 0.75%	88,555	2702.85 to 264.8	37,847,405	3.27%	16.61% to 16.43%
VIP Fund - Overseas Portfolio - Initial Class R (FOPR)
2011	0.60% to 0.75%	132,941	1,171.26 to 115.79	18,476,259	1.36%	-17.64% to -17.76%
2010	0.60% to 0.75%	136,711	1,422.12 to 140.80	23,802,040	1.46%	12.40% to 12.23%
2009	0.60% to 0.75%	149,431	1265.25 to 125.45	22,429,097	2.34%	25.85% to 25.66%
2008	0.60% to 0.75%	154,536	1005.39 to 99.84	18,340,348	2.72%	-44.15% to -44.23%
2007	0.60% to 0.75%	150,134	1800.2 to 179.03	32,578,014	3.27%	16.65% to 16.47%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Service Class (FOS)
2011	0.75%	328	$161.46	$ 52,959	1.16%	-17.85%
2010	0.75%	403	196.53	79,202	1.49%	12.15%
2009	0.75%	458	175.24	80,261	2.26%	25.49%
2008	0.75%	634	139.64	88,602	2.25%	-44.28%
2007	0.75%	948	250.64	237,571	3.11%	16.33%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	0.75%	18,487	114.86	2,123,467	1.33%	-17.92%
2010	0.75%	17,337	139.94	2,426,107	1.73%	12.17%
2009	0.75%	16,574	124.76	2,067,777	2.93%	25.55%
2008	0.75%	15,108	99.37	1,500,769	2.85%	-44.3%
2007	0.75%	12,637	178.4	2,254,519	3.20%	16.34%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.60% to 0.75%	7,881	1,802.86 to 177.96	1,942,007	0.83%	-9.39% to -9.53%
2010	0.60% to 0.75%	9,259	1,989.74 to 196.70	2,499,009	0.47%	25.70% to 25.51%
2009	0.60% to 0.75%	10,974	1582.95 to 156.72	2,094,978	0.63%	56.46% to 56.22%
2008	0.60% to 0.75%	10,420	1011.76 to 100.32	1,220,851	0.68%	-51.47% to -51.54%
2007	0.60% to 0.75%	11,327	2084.71 to 207.02	2,741,821	0.81%	4.96% to 4.81%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2011	0.60% to 0.75%	31,764	1,706.62 to 168.46	6,407,217	1.62%	5.66% to 5.50%
2010	0.60% to 0.75%	37,619	1,615.22 to 159.68	6,896,501	1.77%	20.22% to 20.04%
2009	0.60% to 0.75%	39,612	1343.59 to 133.02	6,134,939	1.83%	16.97% to 16.79%
2008	0.60% to 0.75%	49,884	1148.67 to 113.89	6,575,907	2.05%	-27.38% to -27.49%
2007	0.60% to 0.75%	55,089	1581.75 to 157.07	9,896,092	2.41%	-3% to -3.15%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2011	0.60% to 0.75%	21,059	2,122.26 to 209.49	5,154,083	0.89%	-4.10% to -4.25%
2010	0.60% to 0.75%	24,769	2,213.06 to 218.78	6,363,695	1.01%	27.72% to 27.53%
2009	0.60% to 0.75%	30,252	1732.72 to 171.55	6,000,085	2.20%	28.77% to 28.58%
2008	0.60% to 0.75%	33,596	1345.61 to 133.42	5,159,296	1.44%	-33.27% to -33.37%
2007	0.60% to 0.75%	35,735	2016.55 to 200.25	8,178,342	0.86%	-2.72% to -2.87%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2011	0.65% to 0.75%	13,552	163.39 to 162.31	2,206,891	0.97%	-16.40% to -16.49%
2010	0.65% to 0.75%	16,171	195.45 to 194.35	3,151,548	1.74%	16.75% to 16.64%
2009	0.65% to 0.75%	16,508	167.41 to 166.63	2,756,076	4.61%	71.52% to 71.34%
2008	0.65% to 0.75%	13,515	97.61 to 97.25	1,316,120	2.88%	-52.98% to -53.03%
2007	0.65% to 0.75%	13,184	207.58 to 207.02	2,732,875	2.14%	27.86% to 27.73%
Templeton Foreign Securities Fund - Class 1 (TIF)
2011	0.60% to 0.75%	2,155	1,862.22 to 183.82	1,157,642	1.91%	-10.98% to -11.11%
2010	0.60% to 0.75%	2,683	2,091.89 to 206.80	1,423,155	2.10%	8.03% to 7.86%
2009	0.60% to 0.75%	2,527	1936.48 to 191.72	1,436,416	3.79%	36.52% to 36.32%
2008	0.60% to 0.75%	3,391	1418.46 to 140.65	1,116,918	2.62%	-40.59% to -40.68%
2007	0.60% to 0.75%	4,015	2387.69 to 237.1	2,157,443	2.10%	15.09% to 14.92%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2011	0.65% to 0.75%	14,830	169.51 to 168.39	2,503,594	5.53%	-1.47% to -1.57%
2010	0.65% to 0.75%	13,949	172.04 to 171.07	2,391,162	1.48%	13.64% to 13.52%
2009	0.65% to 0.75%	13,754	151.4 to 150.69	2,076,201	15.63%	17.92% to 17.8%
2008	0.65% to 0.75%	12,536	128.39 to 127.92	1,605,824	3.93%	5.52% to 5.41%
2007	0.65% to 0.75%	7,296	121.68 to 121.35	886,275	2.83%	10.31% to 10.2%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.75%	323	91.56	29,574	0.02%	-2.28%
2010	0.75%	631	93.69	59,120	5.39%	9.43%
2009	0.75%	94	85.62	8,048	8.69%	29.28%
2008	0.75%	5	66.23	351	2.64%	-33.77%	****
International Portfolio - S Class Shares (AMINS)
2011	0.75%	17	109.76	1,866	6.63%	-12.99%
2010	0.65% to 0.75%	14	126.86 to 126.14	1,767	16.87%	21.22% to 21.10%
2009	0.75%	15	104.16	1,458	0.02%	33.51%
2008	0.65% to 0.75%	4,896	78.31 to 78.02	382,454	0.00%	-46.78% to -46.84%
2007	0.65% to 0.75%	7,201	147.15 to 146.76	1,057,420	2.69%	2.54% to 2.44%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2011	0.60% to 0.75%	610	2,107.51 to 208.03	298,059	0.00%	-0.13% to -0.28%
2010	0.60% to 0.75%	611	2,110.16 to 208.60	306,411	0.00%	28.32% to 28.13%
2009	0.60% to 0.75%	203	1,644.39 to 162.80	158,984	0.00%	30.81% to 30.62%
2008	0.60% to 0.75%	6,626	1257.07 to 124.64	1,051,885	0.00%	-43.71% to -43.79%
2007	0.60% to 0.75%	5,229	2233.14 to 221.76	1,539,406	0.00%	21.79% to 21.61%
Partners Portfolio - I Class Shares (AMTP)
2011	0.60% to 0.75%	4,031	1,219.30 to 119.45	2,747,237	0.00%	-11.89% to -12.02%
2010	0.60% to 0.75%	4,584	1,383.79 to 135.77	3,519,068	0.69%	14.97% to 14.80%
2009	0.60% to 0.75%	5,536	1203.56 to 118.27	3,518,851	0.73%	55.14% to 54.91%
2008	0.60% to 0.75%	129,860	1583.72 to 76.35	15,078,612	0.53%	-52.68% to -52.75%
2007	0.60% to 0.75%	138,527	3346.72 to 161.58	34,328,717	0.64%	8.68% to 8.51%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Regency Portfolio - S Class Shares (AMRS)
2008	0.65% to 0.75%	2,174	$ 70.37 to $ 70.11	$ 152,658	1.08%	-46.3% to -46.35%
2007	0.65% to 0.75%	1,683	131.03 to 130.68	220,309	0.43%	2.38% to 2.28%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.60% to 0.75%	2,826	1,281.72 to 126.52	468,203	0.00%	-1.65% to -1.80%
2010	0.60% to 0.75%	3,754	1,303.24 to 128.83	644,400	0.00%	18.90% to 18.72%
2009	0.60% to 0.75%	4,775	1096.12 to 108.52	637,906	0.00%	22.02% to 21.84%
2008	0.60% to 0.75%	5,711	898.31 to 89.07	602,443	0.00%	-39.84% to -39.93%
2007	0.60% to 0.75%	6,024	1493.1 to 148.27	1,034,107	0.00%	-0.09% to -0.24%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	0.60% to 0.75%	2,722	1,648.93 to 162.76	603,394	0.33%	-3.66% to -3.80%
2010	0.60% to 0.75%	2,757	1,711.55 to 169.20	615,873	0.04%	22.12% to 21.94%
2009	0.60% to 0.75%	3,912	1401.53 to 138.76	662,956	2.45%	30.64% to 30.44%
2008	0.60% to 0.75%	5,980	1072.82 to 106.37	679,510	2.18%	-39.81% to -39.9%
2007	0.60% to 0.75%	5,851	1782.24 to 176.98	1,100,244	0.09%	6.97% to 6.8%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.60% to 0.75%	31,241	1095.29 to 108.28	3,632,481	0.39%	43.65% to 43.44%
2008	0.60% to 0.75%	39,286	762.45 to 75.49	3,146,181	0.15%	-45.84% to -45.93%
2007	0.60% to 0.75%	41,017	1407.89 to 139.6	6,162,511	0.22%	13.46% to 13.29%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.65% to 0.75%	54,728	141.08 to 140.01	7,674,076	1.25%	-8.86% to -8.95%
2010	0.65% to 0.75%	55,968	154.80 to 153.77	8,618,236	1.58%	15.22% to 15.11%
2009	0.65% to 0.75%	58,101	134.35 to 133.59	7,771,162	2.60%	38.79% to 38.65%
2008	0.65% to 0.75%	67,077	96.8 to 96.35	6,469,687	1.53%	-40.58% to -40.64%
2007	0.65% to 0.75%	68,253	162.91 to 162.32	11,090,536	1.24%	5.64% to 5.54%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.60% to 0.75%	3,181	1,598.90 to 157.59	1,179,597	1.36%	-8.84% to -8.97%
2010	0.60% to 0.75%	4,265	1,753.90 to 173.12	1,734,031	1.52%	15.27% to 15.10%
2009	0.60% to 0.75%	4,877	1521.54 to 150.41	1,687,533	2.59%	38.94% to 38.73%
2008	0.60% to 0.75%	7,895	1095.14 to 108.42	1,622,746	1.59%	-40.55% to -40.64%
2007	0.60% to 0.75%	9,126	1842.01 to 182.64	3,048,495	1.29%	5.68% to 5.52%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.65% to 0.75%	12,162	28.22 to 28.09	342,112	8.77%	-2.51% to -2.61%
2010	0.65% to 0.75%	11,550	28.95 to 28.84	333,513	6.45%	13.94% to 13.83%
2009	0.65% to 0.75%	10,062	25.40 to 25.34	255,133	0.00%	25.93% to 25.8%
2008	0.65% to 0.75%	8,100	20.17 to 20.14	163,198	6.96%	-79.03% to -79.05%
2007	0.65% to 0.75%	2,821	96.19 to 96.13	271,194	0.00%	-3.81% to -3.87%	****
High Income Fund/VA - Non-Service Shares (OVHI)
2011	0.60% to 0.75%	1,404	387.71 to 38.27	95,377	12.44%	-2.92% to -3.07%
2010	0.60% to 0.75%	2,190	399.37 to 39.48	196,701	6.63%	14.13% to 13.96%
2009	0.60% to 0.75%	2,287	349.94 to 34.65	120,926	0.00%	24.57% to 24.38%
2008	0.60% to 0.75%	3,768	280.92 to 27.85	130,648	8.28%	-78.8% to -78.83%
2007	0.60% to 0.75%	4,957	1325.08 to 131.58	757,773	7.95%	-0.7% to -0.85%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	0.60% to 0.75%	15,102	1,252.78 to 123.47	2,135,618	0.85%	-0.61% to -0.76%
2010	0.60% to 0.75%	17,422	1,260.48 to 124.42	2,470,139	1.24%	15.41% to 15.24%
2009	0.60% to 0.75%	18,999	1092.14 to 107.96	2,320,394	2.14%	27.52% to 27.33%
2008	0.60% to 0.75%	22,083	856.46 to 84.79	2,101,015	1.61%	-38.84% to -38.93%
2007	0.60% to 0.75%	24,468	1400.32 to 138.85	3,829,040	0.95%	3.8% to 3.64%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.60% to 0.75%	5,011	2,021.18 to 199.51	1,109,162	0.65%	-2.80% to -2.94%
2010	0.60% to 0.75%	6,244	2,079.32 to 205.55	1,460,218	0.73%	22.67% to 22.48%
2009	0.60% to 0.75%	7,566	1695.08 to 167.82	1,469,138	1.03%	36.38% to 36.17%
2008	0.60% to 0.75%	10,063	1242.95 to 123.24	1,379,569	0.51%	-38.2% to -38.29%
2007	0.60% to 0.75%	11,379	2011.29 to 199.73	2,555,347	0.32%	-1.8% to -1.95%
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2011	0.75%	1,762	127.69	224,990	2.00%	7.71%
2010	0.75%	1,829	118.55	216,825	1.64%	8.66%
2009	0.75%	818	109.10	89,246	0.76%	9.10%	****
Low Duration Portfolio - Administrative Class (PMVLDA)
2011	0.75%	4,870	115.25	561,283	1.67%	0.35%
2010	0.75%	5,616	114.85	644,991	2.11%	4.50%
2009	0.75%	1,256	109.90	138,037	1.56%	9.90%	****
Total Return Portfolio - Administrative Class (PMVTRA)
2011	0.65% to 0.75%	1,842	100.64 to 100.57	185,260	2.00%	0.64% to 0.57%	****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2011	0.60% to 0.75%	1,497	1,303.73 to 128.69	197,650	1.37%	-5.21% to -5.35%
2010	0.60% to 0.75%	1,468	1,375.39 to 135.97	201,131	1.79%	13.69% to 13.52%
2009	0.60% to 0.75%	1,290	1209.74 to 119.77	155,719	3.07%	29.04% to 28.84%
2008	0.60% to 0.75%	2,001	937.52 to 92.96	198,497	2.18%	-39.06% to -39.16%
2007	0.60% to 0.75%	2,406	1538.53 to 152.78	404,763	1.47%	-6.6% to -6.74%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT International Equity Fund - IB Shares (PVTIGB)
2011	0.60% to 0.75%	274	$ 1,399.70 to $ 138.16	$ 69,543	3.28%	-17.43% to -17.55%
2010	0.60% to 0.75%	337	1,695.16 to 167.58	97,886	3.70%	9.37% to 9.20%
2009	0.60% to 0.75%	383	1549.96 to 153.45	107,636	0.00%	23.89% to 23.7%
2008	0.60% to 0.75%	524	1251.09 to 124.05	170,221	2.08%	-44.29% to -44.37%
2007	0.60% to 0.75%	560	2245.59 to 222.99	289,937	2.71%	7.72% to 7.55%
Putnam VT Voyager Fund - IB Shares (PVTVB)
2011	0.60% to 0.75%	3,887	1,423.43 to 140.50	733,055	0.00%	-18.34% to -18.46%
2010	0.60% to 0.75%	2,813	1,743.10 to 172.32	551,898	1.66%	20.08% to 19.90%
2009	0.60% to 0.75%	4,172	1451.67 to 143.72	1,107,276	0.66%	62.92% to 62.67%
2008	0.60% to 0.75%	3,194	891.06 to 88.35	307,684	0.00%	-37.41% to -37.5%
2007	0.60% to 0.75%	3,387	1423.61 to 141.37	494,816	0.00%	4.89% to 4.73%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.65% to 0.75%	10,571	109.78 to 109.26	1,157,031	0.00%	40.87% to 40.73%
2008	0.65% to 0.75%	13,346	77.93 to 77.64	1,037,913	0.09%	-43.02% to -43.08%
2007	0.65% to 0.75%	16,056	136.76 to 136.4	2,193,719	0.10%	11.76% to 11.64%
Equity Income Portfolio - II (TREI2)
2009	0.65% to 0.75%	18,737	100.70 to 100.23	1,880,125	1.92%	24.44% to 24.32%
2008	0.65% to 0.75%	18,840	80.92 to 80.62	1,520,540	2.18%	-36.68% to -36.74%
2007	0.65% to 0.75%	19,103	127.79 to 127.45	2,436,788	1.52%	2.36% to 2.26%
Health Sciences Portfolio - II (TRHS2)
2011	0.65% to 0.75%	2,487	116.15 to 115.96	288,865	0.00%	9.67% to 9.56%
2010	0.65% to 0.75%	391	105.91 to 105.84	41,409	0.00%	5.91% to 5.84%	****
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.65% to 0.75%	10,415	109.66 to 109.25	1,140,127	3.63%	0.65% to 0.55%
2007	0.65% to 0.75%	3,708	108.95 to 108.66	403,165	4.02%	4.54% to 4.43%
Worldwide Insurance Trust - Worldwide Bond Fund - Class R1 (VWBFR)
2011	0.60% to 0.75%	20,576	1,541.64 to 152.40	4,737,197	7.71%	7.49% to 7.33%
2010	0.60% to 0.75%	22,637	1,434.15 to 141.99	4,550,582	3.79%	5.56% to 5.41%
2009	0.60% to 0.75%	26,836	1358.56 to 134.71	4,950,164	3.97%	5.35% to 5.19%
2008	0.60% to 0.75%	28,883	1289.6 to 128.06	4,954,047	7.27%	3.08% to 2.93%
2007	0.60% to 0.75%	26,479	1251.06 to 124.42	4,015,337	5.76%	9.16% to 8.99%
Worldwide Insurance Trust - Worldwide Bond Fund - Initial Class (VWBF)
2011	0.60% to 0.75%	5,692	2,549.64 to 248.30	3,122,901	8.07%	7.49% to 7.33%
2010	0.60% to 0.75%	6,861	2,371.88 to 231.33	3,398,403	3.80%	5.56% to 5.40%
2009	0.60% to 0.75%	8,890	2246.92 to 219.47	3,920,034	3.91%	5.35% to 5.19%
2008	0.60% to 0.75%	10,846	2132.87 to 208.65	4,376,847	8.56%	2.99% to 2.83%
2007	0.60% to 0.75%	13,677	2070.99 to 202.9	4,795,909	6.13%	9.05% to 8.89%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2011	0.60% to 0.75%	39,908	2,180.00 to 215.51	10,827,660	1.06%	-26.20% to -26.31%
2010	0.60% to 0.75%	41,617	2,953.91 to 292.45	15,560,212	0.61%	26.11% to 25.92%
2009	0.60% to 0.75%	46,050	2342.41 to 232.26	13,909,214	0.17%	112.12% to 111.8%
2008	0.60% to 0.75%	53,636	1104.29 to 109.66	7,283,105	0.00%	-64.96% to -65.01%
2007	0.60% to 0.75%	49,551	3151.67 to 313.44	19,841,880	0.40%	36.74% to 36.53%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2011	0.60% to 0.75%	24,664	2,346.01 to 229.15	10,687,721	1.09%	-26.18% to -26.29%
2010	0.60% to 0.75%	29,643	3,178.07 to 310.89	17,173,355	0.64%	26.08% to 25.89%
2009	0.60% to 0.75%	36,924	2520.65 to 246.95	17,037,479	0.18%	111.9% to 111.58%
2008	0.60% to 0.75%	46,592	1189.54 to 116.71	9,570,941	0.00%	-64.99% to -65.04%
2007	0.60% to 0.75%	56,497	3397.77 to 333.88	31,998,127	0.43%	36.79% to 36.58%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2011	0.60% to 0.75%	26,115	3,027.95 to 299.34	10,680,333	1.19%	-16.90% to -17.02%
2010	0.60% to 0.75%	29,000	3,643.56 to 360.73	13,941,416	0.35%	28.48% to 28.29%
2009	0.60% to 0.75%	27,655	2835.84 to 281.19	10,313,435	0.25%	56.68% to 56.44%
2008	0.60% to 0.75%	26,325	1809.99 to 179.74	6,301,428	0.34%	-46.42% to -46.5%
2007	0.60% to 0.75%	24,100	3378.1 to 335.96	11,151,910	0.11%	44.45% to 44.24%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2011	0.60% to 0.75%	5,489	4,323.98 to 421.09	5,698,184	1.23%	-16.95% to -17.07%
2010	0.60% to 0.75%	7,256	5,206.45 to 507.79	7,875,356	0.37%	28.46% to 28.27%
2009	0.60% to 0.75%	8,720	4052.89 to 395.88	6,557,816	0.27%	56.59% to 56.36%
2008	0.60% to 0.75%	9,861	2588.17 to 253.19	4,997,263	0.30%	-46.45% to -46.53%
2007	0.60% to 0.75%	11,498	4832.97 to 473.49	9,777,657	0.13%	44.48% to 44.27%
Worldwide Insurance Trust - Worldwide Real Estate Fund - Class R1 (obsolete) (VWRER)
2008	0.60% to 0.75%	24,291	904.64 to 89.83	2,867,887	5.55%	-55.37% to -55.44%
2007	0.60% to 0.75%	24,320	2027.19 to 201.61	6,617,437	0.95%	0.35% to 0.19%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Vanguard(R) Variable Insurance Funds - Equity Income Portfolio (VVEI)
2011	0.95%	11,192	$166.95	$ 1,868,552	2.30%	9.23%
2010	0.95%	11,762	152.85	1,797,857	3.56%	13.63%
2009	0.95%	11,643	134.52	1,566,225	6.47%	15.67%
2008	0.95%	12,814	116.30	1,490,261	3.62%	-31.57%
2007	0.95%	12,966	169.95	2,203,522	2.32%	3.54%
Vanguard(R) Variable Insurance Funds - High Yield Bond Portfolio (VVHYB)
2011	0.95%	7,317	168.95	1,236,200	7.27%	5.93%
2010	0.95%	7,735	159.50	1,233,721	8.34%	11.04%
2009	0.95%	7,329	143.63	1,052,698	10.32%	37.54%
2008	0.95%	6,995	104.43	730,479	7.84%	-22.69%
2007	0.95%	6,190	135.08	836,154	6.36%	0.98%
Vanguard(R) Variable Insurance Funds - Mid-Cap Index Portfolio (VVMCI)
2011	0.95%	16,665	198.10	3,301,349	1.00%	-2.96%
2010	0.95%	17,134	204.15	3,497,838	1.17%	24.18%
2009	0.95%	16,890	164.39	2,776,530	2.28%	39.05%
2008	0.95%	17,877	118.23	2,113,587	1.59%	-42.37%
2007	0.95%	15,734	205.14	3,227,558	1.17%	5.13%
Vanguard(R) Variable Insurance Funds - Total Bond Market Index Portfolio (VVHGB)
2011	0.95%	7,895	146.50	1,156,652	3.33%	6.64%
2010	0.95%	8,615	137.39	1,183,581	4.25%	5.49%
2009	0.95%	9,346	130.23	1,217,146	5.74%	4.94%
2008	0.95%	9,239	124.10	1,146,560	4.16%	4.23%
2007	0.95%	10,397	119.06	1,237,874	3.74%	5.97%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.75%	2,529	118.28	299,125	1.17%	-7.90%
2010	0.75%	3,652	128.42	468,991	1.31%	7.86%
2009	0.75%	1,332	119.06	158,586	0.00%	19.06%	****
Advantage Funds Variable Trust - VT Discovery Fund (SVDF)
2011	0.60% to 0.75%	5,045	885.96 to 87.06	1,085,431	0.00%	-0.18% to -0.33%
2010	0.60% to 0.75%	4,693	887.53 to 87.34	1,009,951	0.00%	34.73% to 34.53%
2009	0.60% to 0.75%	3,356	658.74 to 64.92	658,495	0.00%	39.46% to 39.26%
2008	0.60% to 0.75%	124,354	472.33 to 46.62	6,135,522	0.00%	-44.69% to -44.77%
2007	0.60% to 0.75%	133,855	853.97 to 84.42	11,868,973	0.00%	21.59% to 21.41%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2011	0.60% to 0.75%	1,059	1,418.78 to 139.42	443,324	0.14%	-6.08% to -6.22%
2010	0.60% to 0.75%	1,056	1,510.68 to 148.67	498,872	0.81%	23.02% to 22.83%
2009	0.60% to 0.75%	1,478	1228.04 to 121.03	542,984	0.00%	46.85% to 46.63%
2008	0.60% to 0.75%	51,776	836.24 to 82.54	4,552,777	1.91%	-40.46% to -40.55%
2007	0.60% to 0.75%	58,374	1404.42 to 138.83	8,644,715	0.60%	5.99% to 5.83%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2011	0.75%	654	156.51	102,357	0.00%	-5.31%
2010	0.75%	349	165.28	57,683	0.00%	25.83%
2009	0.75%	333	131.36	43,742	0.00%	31.36%	****
J.P. Morgan NVIT Balanced Fund - Class IV (obsolete) (BF4)
2008	0.35% to 0.75%	48,504	3524.27 to 227.22	26,513,389	2.74%	-25.82% to -26.11%
2007	0.35% to 0.75%	54,224	4750.87 to 307.54	39,307,336	2.20%	4.28% to 3.86%
NVIT Mid Cap Growth Fund - Class IV (obsolete) (SGRF4)
2008	0.60% to 0.75%	83,922	278.05 to 4,197.82	36,215,004	0.00%	-46.43% to -46.51%
2007	0.60% to 0.75%	90,685	7835.48 to 519.78	72,826,749	0.00%	8.38% to 8.22%
Worldwide Insurance Trust - Worldwide Real Estate Fund - Initial Class (obsolete) (VWRE)
2008	0.60% to 0.75%	9,119	1240 to 122.03	1,682,574	5.75%	-55.39% to -55.45%
2007	0.60% to 0.75%	11,517	2779.38 to 273.94	4,616,515	1.07%	0.28% to 0.13%

2011	Contract owners equity:			$ 1,102,530,041
2010	Contract owners equity:			$ 1,276,403,562
2009	Attributable to Nationwide Life and Annuity Company of America:			401,816
2009	Total Contract Owners’ Equity:			$ 1,249,883,066
2008	Attributable to Nationwide Life and Annuity Company of America:			298,851
2008	Total Contract Owners’ Equity:			$ 1,091,757,848
2007	Attributable to Nationwide Life and Annuity Company of America:			590,772
2007	Total Contract Owners’ Equity:			$ 1,907,552,148

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.